UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 1.7%
240	Precision Castparts Corp.	$14,268
249	Rockwell Collins, Inc.	14,028
		28,296
	Air Freight & Logistics — 1.1%
386	CH Robinson Worldwide, Inc.	18,964
	Airlines — 1.8%
471	Skywest, Inc.	13,795
947	Southwest Airlines Co.	17,027
		30,822
	Biotechnology — 4.0%
487	Celgene Corp. (a)	21,544
211	Invitrogen Corp. (a)	14,787
425	MedImmune, Inc. (a)	15,550
440	PDL BioPharma, Inc. (a)	14,417
		66,298
	Capital Markets — 3.7%
201	Affiliated Managers Group, Inc. (a)	21,455
264	Investment Technology Group, Inc. (a)	13,130
100	Legg Mason, Inc.	12,495
196	T. Rowe Price Group, Inc.	15,353
		62,433
	Chemicals — 1.1%
769	Rockwood Holdings, Inc. ADR (a)	17,693
	Commercial Banks — 3.0%
395	Commerce Bancorp, Inc.	14,466
384	East-West Bancorp, Inc.	14,803
260	Zions Bancorp	21,510
		50,779
	Commercial Services & Supplies — 3.9%
263	HNI Corp.	15,489
1,095	West Corp. (a) (m)	48,892
		64,381
	Communications Equipment — 0.7%
461	Adtran, Inc.	12,078
	Computers & Peripherals — 5.2%
501	NCR Corp. (a)	20,926
468	Network Appliance, Inc. (a)	16,868
1,298	Seagate Technology (Cayman Islands) (a)	34,163
2,867	Sun Microsystems, Inc. (a)	14,705
		86,662
	Consumer Finance — 1.4%
784	AmeriCredit Corp. (a)	24,106
	Diversified Financial Services — 2.5%
625	Lazard Ltd., Class A (Bermuda)	27,642
657	TD Ameritrade Holding Corp. (a)	13,704
		41,346
	Electrical Equipment — 0.9%
307	Roper Industries, Inc.	14,910
	Electronic Equipment & Instruments — 3.9%
686	Amphenol Corp., Class A	35,798
678	Jabil Circuit, Inc. (a)	29,063
		64,861
	Energy Equipment & Services — 3.9%
341	BJ Services Co.	11,809
365	ENSCO International, Inc.	18,766
179	National Oilwell Varco, Inc. (a)	11,468
120	Noble Corp.	9,696
248	Tidewater, Inc.	13,686
		65,425
	Health Care Equipment & Supplies — 0.9%
318	Mentor Corp.	14,424
	Health Care Providers & Services — 6.0%
342	Aetna, Inc.	16,813
270	Caremark Rx, Inc. (a)	13,276
287	Coventry Health Care, Inc. (a)	15,469
491	DaVita, Inc. (a)	29,566
274	McKesson Corp.	14,305
198	Medco Health Solutions, Inc. (a)	11,318
		100,747
	Hotels, Restaurants & Leisure — 7.1%
203	Four Seasons Hotels, Inc. (Canada)	10,307
174	Harrah’s Entertainment, Inc.	13,599
184	Panera Bread Co., Class A (a)	13,811
460	Royal Caribbean Cruises Ltd.	19,329
645	Scientific Games Corp., Class A (a)	22,641
396	Sonic Corp. (a)	13,922
130	Station Casinos, Inc.	10,287
187	Wynn Resorts Ltd. (a)	14,367
		118,263
	Household Durables — 0.6%
304	D.R. Horton, Inc.	10,107
	Household Products — 0.9%
293	Energizer Holdings, Inc. (a)	15,537

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Insurance — 3.7%
169	Everest Re Group Ltd. (Bermuda)	15,789
422	Hanover Insurance Group, Inc. (The)	22,116
682	HCC Insurance Holdings, Inc.	23,748
		61,653
	Internet Software & Services — 1.0%
657	McAfee, Inc. (a)	15,973
	IT Services — 2.3%
813	Alliance Data Systems Corp. (a)	38,001
	Machinery — 1.9%
245	ITT Industries, Inc.	13,771
279	Oshkosh Truck Corp.	17,340
		31,111
	Media — 3.6%
142	Getty Images, Inc. (a)	10,603
282	R.H. Donnelley Corp. (a)	16,427
790	Regal Entertainment Group, Class A	14,854
318	Rogers Communications, Inc., Class B (Canada)	12,113
300	XM Satellite Radio Holdings, Inc., Class A (a)	6,687
		60,684
	Oil, Gas & Consumable Fuels — 3.4%
240	Consol Energy, Inc.	17,817
363	Newfield Exploration Co. (a)	15,224
306	Southwestern Energy Co. (a)	9,845
248	Talisman Energy, Inc. (Canada)	13,181
		56,067
	Pharmaceuticals — 4.4%
333	Adams Respiratory Therapeutics, Inc. (a)	13,228
217	Barr Pharmaceuticals, Inc. (a)	13,654
171	Kos Pharmaceuticals, Inc. (a)	8,178
399	Omnicare, Inc.	21,927
362	Shire plc ADR (United Kingdom)	16,809
		73,796
	Real Estate — 0.8%
599	KKR Financial Corp. REIT	13,430
	Road & Rail — 2.1%
752	Hunt (J.B.) Transport Services, Inc.	16,200
336	Norfolk Southern Corp.	18,151
		34,351
	Semiconductors & Semiconductor Equipment — 7.2%
344	Broadcom Corp., Class A (a)	14,865
1,171	Integrated Device Technology, Inc. (a)	17,398
308	KLA-Tencor Corp.	14,900
278	Lam Research Corp. (a)	11,947
333	Linear Technology Corp.	11,680
253	Marvell Technology Group Ltd. (Bermuda) (a)	13,679
486	Microchip Technology, Inc.	17,632
306	Nvidia Corp. (a)	17,516
		119,617
	Software — 5.9%
456	Adobe Systems, Inc. (a)	15,908
388	Amdocs Ltd. (United Kingdom) (a)	13,986
1,344	BEA Systems, Inc. (a)	17,645
495	CA, Inc.	13,472
634	Citrix Systems, Inc. (a)	24,029
267	NAVTEQ Corp. (a)	13,518
		98,558
	Specialty Retail — 5.5%
368	AnnTaylor Stores Corp. (a)	13,520
623	Bed Bath & Beyond, Inc. (a)	23,908
309	Chico’s FAS, Inc. (a)	12,558
612	Circuit City Stores, Inc.	14,990
533	TJX Cos., Inc.	13,224
272	Weight Watchers International, Inc.	13,991
		92,191
	Textiles, Apparel & Luxury Goods — 1.1%
301	Polo Ralph Lauren Corp.	18,256
	Wireless Telecommunication Services — 1.3%
365	NII Holdings, Inc. (a)	21,521
	Total Common Stocks (Cost $1,285,609)	1,643,341
	Short-Term Investment — 0.9%
	Investment Company — 0.9%
15,608	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $15,608)	15,608
Principal Amount
	Investments of Cash Collateral for Securities Loaned — 13.7%
	Certificates of Deposit — 2.9%
$4,998	Bank of New York, FRN, 4.72%, 05/02/08	4,998
11,998	Canadian Imperial Bank, New York, FRN, 4.87%, 02/14/08	11,998
6,000	Natexis Banques Populaires, New York, FRN, 4.87%, 01/28/08	6,000
5,999	Nordea Bank New York, FRN, 4.82%, 01/03/07	5,999
9,997	Sun Trust Bank, Atlanta, FRN, 4.81%, 06/28/07	9,997
10,000	Wells Fargo Bank, San Francisco, FRN, 4.80%, 12/01/06	10,000
		48,992

Shares	Security Description	Value
	Corporate Notes — 7.3%
2,000	Allstate Life Global Funding, FRN, 4.81%, 04/30/07	2,000
11,000	Bank of America, FRN, 4.81%, 11/07/06	11,000
8,000	CC USA, Inc., FRN, 4.87%, 01/25/08	8,000
12,900	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	12,900
12,900	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	12,900
11,000	Dorada Finance Inc., FRN, 4.87%, 01/14/08	11,000
10,006	General Electric Capital Corp., FRN, 4.93%, 05/12/06	10,006
10,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	10,000
10,995	K2(USA) LLC, FRN, 4.89%, 02/15/08	10,995
5,000	Morgan Stanley, FRN, 5.06%, 04/02/07	5,000
10,004	Pricoa Global Funding I, FRN, 4.84%, 10/05/06	10,004
10,000	Wachovia Bank N.A, FRN, 4.80%, 10/02/06	10,000
7,500	World Savings Bank FSB, FRN, 4.84%, 06/20/08	7,500
		121,305
	Repurchase Agreements — 3.5%
9,387	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $9,391, collateralized by U.S. Agency Mortgages.	9,387
5,000	Barclays Capital 4.91%, dated 03/31/06, due 04/03/06, repurchase price $5,002, collateralized by U.S. Agency Mortgages.	5,000
23,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $23,010, collateralized by U.S. Agency Mortgages.	23,000
10,000	Morgan Stanley, 4.90%, dated 03/31/06, due 04/03/06 repurchase price $10,004, collateralized by U.S. Agency Mortgages.	10,000
10,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06 repurchase price $10,004, collateralized by U.S. Agency Mortgages.	10,000
		57,387
	Total Investments of Cash Collateral for Securities Loaned (Cost $227,684)	227,684
	Total Investments — 113.1% (Cost $1,528,901)	$1,886,633
	Liabilities in Excess of Other Assets — (13.1)%	(218,774)
	Net Assets — 100.0%	$1,667,859

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$377,301
Aggregate gross unrealized depreciation	(19,569)
Net unrealized appreciation/depreciation	$357,732
Federal income tax cost of investments	$1,528,901

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 97.5%
	Common Stocks — 97.5%
	Aerospace & Defense — 0.7%
97	Alliant Techsystems, Inc. (a)	$7,516
	Beverages — 1.5%
64	Brown-Forman Corp., Class B	4,949
442	Constellation Brands, Inc., Class A (a)	11,082
		16,031
	Building Products — 0.6%
144	American Standard Cos., Inc.	6,180
	Capital Markets — 2.8%
65	Bear Stearns Cos., Inc. (The)	8,988
362	E*Trade Financial Corp. (a)	9,764
31	Legg Mason, Inc.	3,885
144	Northern Trust Corp.	7,576
		30,213
	Chemicals — 3.8%
165	Albemarle Corp.	7,462
113	Ashland, Inc.	7,996
95	Engelhard Corp.	3,755
155	Lubrizol Corp.	6,625
99	PPG Industries, Inc.	6,278
127	Sigma-Aldrich Corp.	8,355
		40,471
	Commercial Banks — 6.7%
267	Compass Bancshares, Inc.	13,513
143	Cullen/Frost Bankers, Inc.	7,686
68	M&T Bank Corp.	7,727
301	Mercantile Bankshares Corp.	11,572
335	North Fork Bancorp, Inc.	9,668
232	TCF Financial Corp.	5,984
126	TD Banknorth, Inc.	3,687
145	Zions Bancorp	12,012
		71,849
	Commercial Services & Supplies — 1.4%
185	Healthspring, Inc. (a)	3,447
124	Pitney Bowes, Inc.	5,306
135	Republic Services, Inc.	5,730
		14,483
	Computers & Peripherals — 1.1%
286	NCR Corp. (a)	11,952
	Construction Materials — 1.4%
85	Florida Rock Industries, Inc.	4,765
118	Vulcan Materials Co.	10,181
		14,946
	Containers & Packaging — 1.4%
217	Ball Corp.	9,506
125	Temple-Inland, Inc.	5,569
		15,075
	Distributors — 0.5%
121	Genuine Parts Co.	5,295
	Diversified Financial Services — 0.7%
148	Principal Financial Group	7,208
	Diversified Telecommunication Services — 1.9%
174	Alltel Corp.	11,273
246	CenturyTel, Inc.	9,612
		20,885
	Electric Utilities — 6.2%
264	American Electric Power Co., Inc.	8,978
125	Black Hills Corp.	4,257
338	DPL, Inc.	9,112
124	Edison International	5,106
97	FirstEnergy Corp.	4,743
190	NSTAR (m)	5,436
227	PG&E Corp.	8,811
382	PPL Corp.	11,243
422	Westar Energy, Inc.	8,788
		66,474
	Electrical Equipment — 1.4%
176	Ametek, Inc.	7,922
83	Cooper Industries Ltd., Class A (Bermuda)	7,230
		15,152
	Electronic Equipment & Instruments — 0.9%
291	Arrow Electronics, Inc. (a)	9,394
	Energy Equipment & Services — 1.1%
149	Helix Energy Solutions Group, Inc. (a)	5,658
109	Unit Corp. (a)	6,077
		11,735
	Food & Staples Retailing — 0.7%
103	BJ’s Wholesale Club, Inc. (a)	3,246
169	Safeway, Inc.	4,250
		7,496
	Food Products — 2.3%
252	Dean Foods Co. (a)	9,785
496	Del Monte Foods Co.	5,885
180	Hershey Foods Corp. (The)	9,412
		25,082
	Gas Utilities — 1.6%
320	AGL Resources, Inc.	11,518

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Gas Utilities — Continued
276	UGI Corp.	5,822
		17,340
	Health Care Providers & Services — 3.3%
144	Community Health Systems, Inc. (a)	5,202
272	Coventry Health Care, Inc. (a)	14,685
120	Henry Schein, Inc. (a)	5,767
97	Manor Care, Inc.	4,307
99	Quest Diagnostics, Inc.	5,063
		35,024
	Hotels, Restaurants & Leisure — 4.5%
312	Applebee’s International, Inc.	7,652
552	Hilton Hotels Corp.	14,059
149	International Game Technology	5,255
254	Outback Steakhouse, Inc.	11,154
85	Station Casinos, Inc.	6,722
64	Yum! Brands, Inc.	3,137
		47,979
	Household Durables — 1.4%
56	Centex Corp.	3,440
96	Fortune Brands, Inc.	7,765
65	Lennar Corp., Class A	3,913
		15,118
	Household Products — 0.7%
122	Clorox Co.	7,290
	Industrial Conglomerates — 1.2%
102	Carlisle Cos., Inc.	8,368
73	Walter Industries, Inc.	4,850
		13,218
	Insurance — 6.8%
283	Assurant, Inc.	13,933
177	Cincinnati Financial Corp.	7,440
80	Everest Re Group Ltd. (Bermuda)	7,470
200	Fidelity National Financial, Inc.	7,118
189	Genworth Financial, Inc., Class A	6,308
153	IPC Holdings Ltd. (Bermuda)	4,278
708	Old Republic International Corp.	15,450
158	Protective Life Corp.	7,854
88	Willis Group Holdings Ltd. (Bermuda)	3,025
		72,876
	IT Services — 0.4%
68	Affiliated Computer Services, Inc., Class A (a)	4,063
	Machinery — 2.1%
156	Crane Co.	6,377
136	Dover Corp.	6,589
52	Harsco Corp.	4,263
86	Kennametal, Inc.	5,240
		22,469
	Media — 3.9%
124	Cablevision Systems Corp. New York Group, Class A (a)	3,303
181	Clear Channel Communications, Inc.	5,257
180	Clear Channel Outdoor Holdings, Inc., Class A (a)	4,226
269	Interactive Data Corp. (a)	6,319
81	Knight Ridder, Inc.	5,107
110	McClatchy Co., Class A	5,369
53	R.H. Donnelley Corp. (a)	3,092
463	Regal Entertainment Group, Class A	8,703
		41,376
	Multi-Utilities — 3.6%
148	Energen Corp.	5,194
303	Energy East Corp.	7,372
194	MDU Resources Group, Inc.	6,494
174	Oneok, Inc.	5,615
76	Questar Corp.	5,345
210	SCANA Corp.	8,256
		38,276
	Multiline Retail — 1.7%
268	Family Dollar Stores, Inc.	7,123
92	Federated Department Stores, Inc.	6,727
181	Tuesday Morning Corp.	4,175
		18,025
	Office Electronics — 0.9%
661	Xerox Corp. (a)	10,043
	Oil, Gas & Consumable Fuels — 4.9%
120	Consol Energy, Inc.	8,862
128	Devon Energy Corp.	7,832
108	Energy Transfer Equity LP	2,579
156	Kinder Morgan, Inc.	14,360
65	Marathon Oil Corp.	4,924
160	Newfield Exploration Co. (a)	6,712
344	Williams Cos., Inc.	7,348
		52,617
	Paper & Forest Products — 0.4%
171	MeadWestvaco Corp.	4,662
	Personal Products — 0.7%
201	Estee Lauder Cos., Inc. (The), Class A	7,483

Shares	Security Description	Value
	Pharmaceuticals — 0.7%
138	Omnicare, Inc.	7,583
	Real Estate — 8.4%
177	AMB Property Corp. REIT	9,595
68	AvalonBay Communities, Inc. REIT	7,408
60	Boston Properties, Inc. REIT	5,604
192	Brookfield Properties Co. (Canada)	6,545
333	Cousins Properties, Inc. REIT	11,146
192	iStar Financial, Inc., REIT	7,354
127	Kimco Realty Corp. REIT	5,177
215	Liberty Property Trust REIT	10,135
123	PS Business Parks, Inc., Class A, REIT	6,850
193	Rayonier, Inc. REIT	8,783
239	United Dominion Realty Trust, Inc. REIT	6,824
44	Vornado Realty Trust REIT (m)	4,243
		89,664
	Software — 1.0%
253	CA, Inc.	6,890
203	Take-Two Interactive Software, Inc. (a)	3,792
		10,682
	Specialty Retail — 5.8%
57	Abercrombie & Fitch Co.	3,317
159	American Eagle Outfitters, Inc.	4,748
387	Autonation, Inc. (a)	8,331
120	AutoZone, Inc. (a)	11,983
224	Bed Bath & Beyond, Inc. (a)	8,609
385	Limited Brands, Inc.	9,412
178	Tiffany & Co.	6,682
373	TJX Cos., Inc.	9,263
		62,345
	Textiles, Apparel & Luxury Goods — 2.3%
164	Columbia Sportswear Co. (a)	8,725
284	V.F. Corp.	16,182
		24,907
	Thrifts & Mortgage Finance — 3.8%
186	Golden West Financial Corp.	12,657
535	Hudson City Bancorp, Inc.	7,115
164	Independence Community Bank Corp.	6,840
128	MGIC Investment Corp.	8,555
267	Sovereign Bancorp, Inc.	5,857
		41,024
	Wireless Telecommunication Services — 0.3%
98	Telephone & Data Systems, Inc.	3,688
	Total Common Stocks (Cost $825,542)	1,045,189
	Short-Term Investment — 1.4%
	Investment Company — 1.4%
15,259	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $15,259)	15,259
Principal Amount
	Investments of Cash Collateral for Securities on Loan — 9.8%
	Certificates of Deposits — 2.6%
$7,999	Nordea Bank, New York, FRN, 4.82%, 01/03/07	7,999
5,999	Canadian Imperial Bank, New York, FRN, 4.87%, 02/14/08	5,999
11,000	Wells Fargo Bank, San Francisco, FRN, 4.80%, 12/01/06	11,000
3,277	World Savings Bank FSB, FRN, 4.91%, 09/15/06	3,276
		28,274
	Corporate Notes — 5.1%
2,000	Allstate Life Global Funding, FRN, 4.81%, 04/30/07	2,000
10,000	Bank of America, FRN, 4.81%, 11/07/06	10,000
1,311	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	1,311
7,506	General Electric Capital Corp., FRN, 4.93%, 05/12/06	7,506
5,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	5,000
4,587	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	4,587
1,966	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	1,966
983	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	983
5,000	Morgan Stanley, FRN, 5.06%, 04/02/07	5,000
10,004	Pricoa Global Funding I, FRN, 4.84%, 10/05/06	10,003
6,000	Unicredito Italiano Bank plc, FRN, 4.70%, 04/30/07	6,000
		54,356
	Repurchase Agreements — 2.1%
3,612	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $3,614, collateralized by U.S. Government Agency Mortgages.	3,612
15,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages.	15,000
4,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $4,002, collateralized by common stocks.	4,000
		22,612

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Repurchase Agreements — Continued
	Total Investments of Cash Collateral for Securities on Loan (Cost $105,242)	105,242
	Total Investments — 108.7% (Cost $946,043)	$1,165,690
	Liabilities in Excess of Other Assets — (8.7)%	(93,212)
	Net Assets — 100.0%	$1,072,478

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,889
Aggregate gross unrealized depreciation	(11,242)
Net unrealized appreciation/depreciation	$219,647
Federal income tax cost of investments	$946,043

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 100.1%
	Common Stocks — 98.5%
	Aerospace & Defense — 1.8%
43	Honeywell International, Inc.	$1,818
72	United Technologies Corp.	4,185
		6,003
	Beverages — 3.2%
93	Anheuser-Busch Cos., Inc.	3,995
157	Coca-Cola Co. (The)	6,552
		10,547
	Capital Markets — 3.4%
146	Bank of New York Co., Inc. (The)	5,251
94	Morgan Stanley	5,874
		11,125
	Chemicals — 2.0%
64	Air Products & Chemicals, Inc.	4,287
38	PPG Industries, Inc.	2,413
		6,700
	Commercial Banks — 13.6%
324	Bank of America Corp.	14,737
69	Compass Bancshares, Inc.	3,512
194	North Fork Bancorp, Inc.	5,593
56	SunTrust Banks, Inc.	4,082
110	TCF Financial Corp.	2,822
205	U.S. Bancorp	6,256
127	Wells Fargo & Co.	8,086
		45,088
	Commercial Services & Supplies — 2.2%
186	Cendant Corp.	3,232
94	Pitney Bowes, Inc.	4,053
		7,285
	Construction Materials — 1.9%
40	Cemex S.A. de C.V. ADR (Mexico)	2,585
43	Vulcan Materials Co.	3,709
		6,294
	Containers & Packaging — 1.2%
87	Temple-Inland, Inc.	3,878
	Distributors — 0.5%
39	Genuine Parts Co.	1,705
	Diversified Financial Services — 2.1%
145	Citigroup, Inc.	6,853
	Diversified Telecommunication Services — 5.9%
77	Alltel Corp.	4,955
130	AT&T, Inc.	3,504
100	BellSouth Corp.	3,479
141	Consolidated Communications Holdings, Inc.	2,301
159	Verizon Communications, Inc.	5,422
		19,661
	Electric Utilities — 3.5%
50	American Electric Power Co., Inc.	1,711
41	FirstEnergy Corp.	2,024
20	ITC Holdings Corp.	515
121	Northeast Utilities	2,369
79	PG&E Corp.	3,054
40	TXU Corp.	1,786
		11,459
	Food Products — 2.4%
37	General Mills, Inc.	1,885
115	HJ Heinz Co.	4,349
40	Kellogg Co.	1,753
		7,987
	Gas Utilities — 1.9%
177	AGL Resources, Inc.	6,374
	Health Care Equipment & Supplies — 0.8%
67	Baxter International, Inc.	2,587
	Hotels, Restaurants & Leisure — 1.0%
41	Harrah’s Entertainment, Inc.	3,173
	Household Products — 0.8%
42	Clorox Co.	2,532
	Industrial Conglomerates — 3.8%
365	General Electric Co.	12,695
	Insurance — 5.8%
77	Allstate Corp. (The)	3,986
106	Chubb Corp.	10,079
83	IPC Holdings Ltd. (Bermuda)	2,325
130	Old Republic International Corp.	2,826
		19,216
	Marine — 1.0%
159	Seaspan Corp. (China)	3,358
	Media — 4.4%
144	Citadel Broadcasting Corp.	1,594
107	Clear Channel Communications, Inc.	3,110
383	Regal Entertainment Group, Class A	7,206
253	Westwood One, Inc.	2,794
		14,704
	Oil, Gas & Consumable Fuels — 10.1%
113	Chevron Corp.	6,548

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Oil, Gas & Consumable Fuels — Continued
69	ConocoPhillips	4,338
159	Energy Transfer Equity LP	3,798
210	Exxon Mobil Corp.	12,799
35	Kinder Morgan, Inc.	3,174
43	Royal Dutch Shell plc ADR (United Kingdom)	2,702
		33,359
	Paper & Forest Products — 1.2%
148	MeadWestvaco Corp.	4,034
	Pharmaceuticals — 4.9%
32	Eli Lilly & Co.	1,792
83	Johnson & Johnson	4,886
157	Pfizer, Inc.	3,905
117	Wyeth	5,686
		16,269
	Real Estate — 7.0%
119	Global Signal, Inc. REIT	5,855
90	iStar Financial, Inc. REIT	3,445
39	Public Storage, Inc. REIT	3,127
94	Rayonier, Inc., REIT	4,300
67	Regency Centers Corp. REIT	4,482
76	W.P. Carey & Co. LLC	2,025
		23,234
	Semiconductors & Semiconductor Equipment — 0.5%
83	Intel Corp.	1,602
	Specialty Retail — 1.6%
212	Limited Brands, Inc.	5,176
	Textiles, Apparel & Luxury Goods — 1.9%
111	V.F. Corp.	6,310
	Thrifts & Mortgage Finance — 5.0%
149	Freddie Mac	9,059
180	New York Community Bancorp, Inc.	3,146
99	Washington Mutual, Inc.	4,219
		16,424
	Tobacco — 3.1%
51	Altria Group, Inc.	3,592
137	Loews Corp. - Carolina Group	6,495
		10,087
	Total Common Stocks (Cost $222,029)	325,719
	Convertible Bond — 0.7%
	Media — 0.7%
3,000	Liberty Media Corp., 3.25%, 03/15/31 (Cost $2,899)	2,242
	Convertible Preferred Stock — 0.9%
	Media — 0.9%
40	Tribune Co., 2.00%, 05/15/29 (Cost $3,197)	2,880
	Total Long-Term Investments (Cost $228,125)	330,841
	Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,007	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,007)	1,007
Principal Amount
	Investments of Cash Collateral for Securities on Loan — 8.0%
	Certificates of Deposit — 0.7%
$1,000	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	1,000
999	Societe Generale, New York, FRN, 4.77%, 06/20/07	999
374	World Savings Bank FSB, FRN, 4.91%, 09/15/06	374
		2,373
	Commercial Paper — 0.3%
989	Cedar Springs Capital Company LLC, FRN, 4.58%, 04/20/06	989
	Corporate Notes — 2.1%
1,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	1,000
1,000	Bank of America, FRN, 4.81%, 11/07/06	1,000
100	Beta Finance, Inc., FRN, 4.87%, 01/15/08	100
900	Beta Finance, Inc., FRN, 4.94%, 03/15/07	900
900	CDC Financial Products Inc., FRN 4.98%, 05/01/06	900
1,100	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	1,100
150	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	150
523	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	523
236	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	236
1,000	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000
118	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	118
		7,027
	Repurchase Agreements — 4.9%
4,057	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $4,059, collateralized by U.S. Government Agency Securities.	4.057

Shares	Security Description	Value
	Repurchase Agreements — Continued
5,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $5,002, collateralized by U.S. Government Agency Securities.	5,000
2,100	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $2,101, collateralized by U.S. Government Agency Securities.	2,100
5,000	Morgan Stanley, 4.90%, dated 03/31/06, due 04/03/06, repurchase price $5,002, collateralized by U.S. Government Agency Securities.	5,000
		16,157
	Total Investments of Cash Collateral for Securities on Loan (Cost $26,546)	26,546
	Total Investments — 108.4% (Cost $255,678)	358,394
	Liabilities in Excess of Other Assets — (8.4)%	(27,640)
	Net Assets — 100.0%	$330,754

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,773
Aggregate gross unrealized depreciation	(8,057)
Net unrealized appreciation/depreciation	$102,716
Federal income tax cost of investments	$255,678

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 2.3%
139	Boeing Co.	$10,816
70	General Dynamics Corp.	4,448
21	Goodrich Corp.	929
144	Honeywell International, Inc.	6,160
21	L-3 Communications Holdings, Inc.	1,796
62	Lockheed Martin Corp.	4,661
61	Northrop Grumman Corp.	4,156
77	Raytheon Co.	3,540
30	Rockwell Collins, Inc.	1,681
176	United Technologies Corp.	10,202
		48,389
	Air Freight & Logistics — 1.0%
53	FedEx Corp.	5,943
11	Ryder System, Inc.	474
189	United Parcel Service, Inc., Class B	15,031
		21,448
	Airlines — 0.1%
123	Southwest Airlines Co.	2,206
	Auto Components — 0.2%
11	Cooper Tire & Rubber Co.	152
31	Goodyear Tire & Rubber Co. (The) (a)	444
34	Johnson Controls, Inc.	2,553
		3,149
	Automobiles — 0.3%
323	Ford Motor Co.	2,572
98	General Motors Corp.	2,083
47	Harley-Davidson, Inc.	2,455
		7,110
	Beverages — 2.0%
135	Anheuser-Busch Cos., Inc.	5,754
14	Brown-Forman Corp., Class B	1,104
357	Coca-Cola Co. (The)	14,951
53	Coca-Cola Enterprises, Inc.	1,068
34	Constellation Brands, Inc., Class A (a)	856
10	Molson Coors Brewing Co., Class B	682
23	Pepsi Bottling Group, Inc.	713
287	PepsiCo, Inc.	16,590
		41,718
	Biotechnology — 1.4%
203	Amgen, Inc. (a)	14,740
32	Applera Corp.- Applied Biosystems Group	864
60	Biogen Idec, Inc. (a)	2,807
19	Chiron Corp. (a)	865
45	Genzyme Corp. (a)	3,024
80	Gilead Sciences, Inc. (a)	4,981
44	MedImmune, Inc. (a)	1,619
		28,900
	Building Products — 0.2%
31	American Standard Cos., Inc.	1,327
72	Masco Corp.	2,345
		3,672
	Capital Markets — 3.3%
134	Bank of New York Co., Inc. (The)	4,818
21	Bear Stearns Cos., Inc. (The)	2,859
179	Charles Schwab Corp. (The)	3,077
72	E*Trade Financial Corp. (a)	1,954
15	Federated Investors, Inc., Class B	571
26	Franklin Resources, Inc.	2,491
76	Goldman Sachs Group, Inc.	11,875
37	Janus Capital Group, Inc.	862
47	Lehman Brothers Holdings, Inc.	6,772
72	Mellon Financial Corp.	2,560
159	Merrill Lynch & Co., Inc.	12,536
186	Morgan Stanley	11,692
32	Northern Trust Corp.	1,682
58	State Street Corp.	3,487
23	T. Rowe Price Group, Inc.	1,788
		69,024
	Chemicals — 1.5%
39	Air Products & Chemicals, Inc.	2,588
12	Ashland, Inc.	880
168	Dow Chemical Co. (The)	6,806
14	Eastman Chemical Co.	720
32	Ecolab, Inc.	1,208
159	El Du Pont de Nemours & Co.	6,730
21	Engelhard Corp.	847
19	Hercules, Inc. (a)	269
14	International Flavors & Fragrances, Inc.	472
47	Monsanto Co.	3,954
29	PPG Industries, Inc.	1,821
56	Praxair, Inc.	3,085
25	Rohm & Haas Co.	1,220
12	Sigma-Aldrich Corp.	763
4	Tronox, Inc., Class B (a)	69
		31,432
	Commercial Banks — 5.8%
60	AmSouth Bancorp	1,623

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Commercial Banks — Continued
805	Bank of America Corp.	36,662
93	BB&T Corp.	3,639
28	Comerica, Inc.	1,637
21	Compass Bancshares, Inc.	1,088
96	Fifth Third Bancorp	3,790
22	First Horizon National Corp.	906
43	Huntington Bancshares, Inc.	1,042
70	Keycorp	2,588
14	M&T Bank Corp.	1,572
36	Marshall & Ilsley Corp.	1,583
95	National City Corp.	3,314
82	North Fork Bancorp, Inc.	2,377
51	PNC Financial Services Group, Inc.	3,403
79	Regions Financial Corp.	2,781
64	SunTrust Banks, Inc.	4,670
54	Synovus Financial Corp.	1,469
312	U.S. Bancorp	9,523
281	Wachovia Corp.	15,762
290	Wells Fargo & Co.	18,549
18	Zions Bancorp	1,491
		119,469
	Commercial Services & Supplies — 0.9%
38	Allied Waste Industries, Inc. (a)	464
24	Apollo Group, Inc., Class A (a)	1,283
19	Avery Dennison Corp.	1,115
175	Cendant Corp.	3,033
24	Cintas Corp.	1,017
22	Equifax, Inc.	835
57	H&R Block, Inc.	1,229
22	Monster Worldwide, Inc. (a)	1,089
39	Pitney Bowes, Inc.	1,691
38	R.R. Donnelley & Sons Co.	1,227
30	Robert Half International, Inc.	1,147
96	Waste Management, Inc.	3,377
		17,507
	Communications Equipment — 3.0%
20	ADC Telecommunications, Inc. (a) (m)	518
28	Andrew Corp. (a)	340
72	Avaya, Inc. (a)	817
101	CIENA Corp. (a)	526
1,066	Cisco Systems, Inc. (a)	23,101
35	Comverse Technology, Inc. (a)	823
268	Corning, Inc. (a)	7,209
290	JDS Uniphase Corp. (a)	1,211
775	Lucent Technologies, Inc. (a)	2,362
433	Motorola, Inc.	9,925
287	QUALCOMM, Inc.	14,528
78	Tellabs, Inc. (a)	1,240
		62,600
	Computers & Peripherals — 3.6%
148	Apple Computer, Inc. (a)	9,257
408	Dell, Inc. (a)	12,138
412	EMC Corp. (a)	5,616
46	Gateway, Inc. (a)	100
490	Hewlett-Packard Co.	16,131
272	International Business Machines Corp.	22,410
19	Lexmark International, Inc., Class A (a)	855
32	NCR Corp. (a)	1,320
65	Network Appliance, Inc. (a)	2,337
28	QLogic Corp. (a)	540
600	Sun Microsystems, Inc. (a)	3,077
		73,781
	Construction & Engineering — 0.1%
15	Fluor Corp.	1,286
	Construction Materials — 0.1%
17	Vulcan Materials Co.	1,515
	Consumer Finance — 0.9%
214	American Express Co.	11,272
52	Capital One Financial Corp.	4,196
72	SLM Corp.	3,753
		19,221
	Containers & Packaging — 0.2%
18	Ball Corp.	791
18	Bemis Co.	575
25	Pactiv Corp. (a)	608
14	Sealed Air Corp.	813
19	Temple-Inland, Inc.	858
		3,645
	Distributors — 0.1%
30	Genuine Parts Co.	1,313
	Diversified Financial Services — 3.6%
43	Ameriprise Financial, Inc.	1,954
35	CIT Group, Inc.	1,852
865	Citigroup, Inc.	40,861
604	JPMorgan Chase & Co. (b)	25,149
42	Moody’s Corp.	3,019
48	Principal Financial Group	2,361
		75,196
	Diversified Telecommunication Services — 3.2%
67	Alltel Corp.	4,352

Shares	Security Description	Value
	Diversified Telecommunication Services — Continued
673	AT&T, Inc. (m)	18,184
312	BellSouth Corp.	10,799
23	CenturyTel, Inc.	888
57	Citizens Communications Co.	757
269	Qwest Communications International, Inc. (a)	1,828
514	Sprint Nextel Corp.	13,289
507	Verizon Communications, Inc.	17,277
		67,374
	Electric Utilities — 2.1%
28	Allegheny Energy, Inc. (a)	955
35	Ameren Corp.	1,767
68	American Electric Power Co., Inc.	2,319
35	Cinergy Corp.	1,581
38	CMS Energy Corp. (a)	495
42	Consolidated Edison, Inc.	1,849
31	DTE Energy Co.	1,235
56	Edison International	2,325
36	Entergy Corp.	2,483
116	Exelon Corp.	6,115
57	FirstEnergy Corp.	2,795
70	FPL Group, Inc.	2,804
60	PG&E Corp.	2,328
17	Pinnacle West Capital Corp.	672
66	PPL Corp.	1,935
44	Progress Energy, Inc.	1,920
129	Southern Co. (The)	4,212
36	TECO Energy, Inc.	582
80	TXU Corp.	3,594
70	Xcel Energy, Inc.	1,270
		43,236
	Electrical Equipment — 0.5%
30	American Power Conversion Corp.	688
16	Cooper Industries Ltd. Class A (Bermuda)	1,374
71	Emerson Electric Co.	5,957
31	Rockwell Automation, Inc.	2,210
		10,229
	Electronic Equipment & Instruments — 0.3%
74	Agilent Technologies, Inc. (a)	2,788
30	Jabil Circuit, Inc. (a)	1,296
25	Molex, Inc.	822
92	Sanmina-SCI Corp. (a)	378
158	Solectron Corp. (a)	634
44	Symbol Technologies, Inc.	463
14	Tektronix, Inc.	508
		6,889
	Energy Equipment & Services — 1.9%
59	Baker Hughes, Inc.	4,058
56	BJ Services Co.	1,943
89	Halliburton Co.	6,531
27	Nabors Industries Ltd. (Bermuda) (a)	1,960
30	National Oilwell Varco, Inc. (a)	1,936
24	Noble Corp. (Cayman Islands)	1,925
19	Rowan Cos., Inc.	829
102	Schlumberger Ltd. (Netherlands)	12,962
56	Transocean, Inc. (Cayman Islands) (a)	4,537
60	Weatherford International Ltd. (Bermuda) (a)	2,764
		39,445
	Food & Staples Retailing — 2.4%
64	Albertson’s, Inc.	1,640
82	Costco Wholesale Corp.	4,442
142	CVS Corp.	4,232
126	Kroger Co. (The) (a)	2,558
78	Safeway, Inc.	1,956
24	Supervalu, Inc.	727
107	Sysco Corp.	3,439
433	Wal-Mart Stores, Inc.	20,451
175	Walgreen Co.	7,563
24	Whole Foods Market, Inc.	1,599
		48,607
	Food Products — 1.1%
113	Archer-Daniels-Midland Co.	3,812
32	Campbell Soup Co.	1,038
90	ConAgra Foods, Inc.	1,931
24	Dean Foods Co. (a)	916
62	General Mills, Inc.	3,124
31	Hershey Co. (The)	1,623
58	H.J. Heinz Co.	2,199
44	Kellogg Co.	1,922
23	McCormick & Co., Inc. (Non-Voting Shares)	779
132	Sara Lee Corp.	2,356
44	Tyson Foods, Inc., Class A	599
31	Wm. Wrigley Jr. Co.	1,970
		22,269
	Gas Utilities — 0.1%
30	KeySpan Corp.	1,234
8	Nicor, Inc.	301
47	NiSource, Inc.	955
7	Peoples Energy Corp.	235
		2,725
	Health Care Equipment & Supplies — 2.0%
9	Bausch & Lomb, Inc.	591

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Health Care Equipment & Supplies — Continued
112	Baxter International, Inc.	4,364
43	Becton, Dickinson & Co.	2,643
43	Biomet, Inc.	1,524
102	Boston Scientific Corp. (a)	2,362
18	C.R. Bard, Inc.	1,228
21	Fisher Scientific International, Inc. (a)	1,454
59	Guidant Corp.	4,581
28	Hospira, Inc. (a)	1,100
209	Medtronic, Inc.	10,614
9	Millipore Corp. (a)	656
24	Patterson Cos., Inc. (a)	843
23	PerkinElmer, Inc.	530
63	St. Jude Medical, Inc. (a)	2,603
51	Stryker Corp.	2,246
28	Thermo Electron Corp. (a)	1,042
18	Waters Corp. (a)	786
43	Zimmer Holdings, Inc. (a)	2,899
		42,066
	Health Care Providers & Services — 2.9%
98	Aetna, Inc.	4,834
36	AmerisourceBergen Corp.	1,748
73	Cardinal Health, Inc.	5,451
78	Caremark Rx, Inc. (a)	3,824
21	Cigna Corp.	2,746
28	Coventry Health Care, Inc. (a)	1,504
25	Express Scripts, Inc. (a)	2,228
71	HCA, Inc.	3,238
42	Health Management Associates, Inc., Class A	901
28	Humana, Inc. (a)	1,490
35	IMS Health, Inc.	892
22	Laboratory Corp. of America Holdings (a)	1,272
14	Manor Care, Inc.	606
53	McKesson Corp.	2,769
53	Medco Health Solutions, Inc. (a)	3,022
28	Quest Diagnostics, Inc.	1,448
81	Tenet Healthcare Corp. (a)	601
235	UnitedHealth Group, Inc.	13,132
114	WellPoint, Inc. (a)	8,852
		60,558
	Hotels, Restaurants & Leisure — 1.5%
75	Carnival Corp.	3,562
23	Darden Restaurants, Inc.	932
32	Harrah’s Entertainment, Inc.	2,482
57	Hilton Hotels Corp.	1,452
58	International Game Technology	2,056
28	Marriott International, Inc., Class A	1,929
218	McDonald’s Corp.	7,484
132	Starbucks Corp. (a)	4,983
37	Starwood Hotels & Resorts Worldwide, Inc.	2,537
20	Wendy’s International, Inc.	1,233
48	Yum! Brands, Inc.	2,340
		30,990
	Household Durables — 0.8%
13	Black & Decker Corp.	1,167
21	Centex Corp.	1,324
47	D.R. Horton, Inc.	1,565
25	Fortune Brands, Inc.	2,042
11	Harman International Industries, Inc.	1,265
13	KB Home	871
32	Leggett & Platt, Inc.	771
24	Lennar Corp., Class A	1,432
14	Maytag Corp.	300
48	Newell Rubbermaid, Inc.	1,198
37	Pulte Homes, Inc.	1,423
10	Snap-On, Inc.	382
13	Stanley Works (The)	636
12	Whirlpool Corp.	1,074
		15,450
	Household Products — 2.1%
26	Clorox Co.	1,557
89	Colgate-Palmolive Co.	5,102
80	Kimberly-Clark Corp.	4,623
570	Procter & Gamble Co.	32,849
		44,131
	Independent Power Producers & Energy Traders — 0.2%
161	Duke Energy Corp. (a)	4,689
52	Dynegy, Inc., Class A (a)	251
		4,940
	Industrial Conglomerates — 4.1%
131	3M Co.	9,909
1,807	General Electric Co. (k)	62,837
23	Textron, Inc.	2,135
349	Tyco International Ltd. (Bermuda)	9,388
		84,269
	Insurance — 4.5%
56	ACE Ltd. (Cayman Islands)	2,905
86	Aflac, Inc. (m)	3,899
112	Allstate Corp. (The)	5,826
14	AMBAC Financial Group, Inc.	1,116
450	American International Group, Inc.	29,730
56	AON Corp.	2,314

Shares	Security Description	Value
	Insurance — Continued
35	Chubb Corp.	3,304
30	Cincinnati Financial Corp.	1,269
65	Genworth Financial, Inc., Class A	2,181
52	Hartford Financial Services Group, Inc.	4,218
24	Jefferson-Pilot Corp.	1,317
30	Lincoln National Corp.	1,638
24	Loews Corp.	2,379
95	Marsh & McLennan Cos., Inc.	2,782
23	MBIA, Inc.	1,392
131	Metlife, Inc.	6,353
34	Progressive Corp. (The)	3,551
86	Prudential Financial, Inc.	6,505
21	Safeco Corp.	1,071
121	St. Paul Travelers Cos., Inc. (The)	5,038
18	Torchmark Corp.	1,023
52	UnumProvident Corp.	1,060
30	XL Capital Ltd., Class A (Cayman Islands)	1,936
		92,807
	Internet & Catalog Retail — 0.5%
53	Amazon.com, Inc. (a)	1,952
200	eBay, Inc. (a)	7,808
		9,760
	Internet Software & Services — 1.1%
35	Google, Inc., Class A (a)	13,695
42	VeriSign, Inc. (a)	1,019
219	Yahoo!, Inc. (a)	7,056
		21,770
	IT Services — 1.0%
20	Affiliated Computer Services, Inc., Class A (a)	1,215
100	Automatic Data Processing, Inc.	4,589
32	Computer Sciences Corp. (a)	1,791
24	Convergys Corp. (a)	440
89	Electronic Data Systems Corp.	2,395
133	First Data Corp.	6,223
32	Fiserv, Inc. (a)	1,360
58	Paychex, Inc.	2,411
23	Sabre Holdings Corp., Class A	536
59	Unisys Corp. (a)	408
		21,368
	Leisure Equipment & Products — 0.2%
17	Brunswick Corp.	643
50	Eastman Kodak Co.	1,416
31	Hasbro, Inc.	649
67	Mattel, Inc.	1,222
		3,930
	Machinery — 1.5%
116	Caterpillar, Inc.	8,356
8	Cummins, Inc.	849
41	Danaher Corp.	2,610
41	Deere & Co.	3,253
35	Dover Corp.	1,709
26	Eaton Corp.	1,879
35	Illinois Tool Works, Inc.	3,415
57	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,375
32	ITT Industries, Inc.	1,798
11	Navistar International Corp. (a)	294
29	PACCAR, Inc.	2,067
22	Pall Corp.	674
21	Parker Hannifin Corp.	1,667
		30,946
	Media — 3.1%
134	CBS Corp., Class B	3,211
90	Clear Channel Communications, Inc.	2,601
371	Comcast Corp., Class A (a)	9,699
10	Dow Jones & Co., Inc.	400
15	E.W. Scripps Co., Class A	658
41	Gannett Co., Inc.	2,476
75	Interpublic Group of Cos., Inc. (a)	713
12	Knight Ridder, Inc.	738
64	McGraw-Hill Cos., Inc. (The)	3,667
7	Meredith Corp.	404
25	New York Times Co., Class A	636
416	News Corp., Class A	6,911
31	Omnicom Group, Inc.	2,584
781	Time Warner, Inc.	13,112
45	Tribune Co.	1,243
39	Univision Communications, Inc., Class A (a)	1,334
134	Viacom, Inc., Class B (a)	5,196
334	Walt Disney Co.	9,308
		64,891
	Metals & Mining — 0.9%
151	Alcoa, Inc.	4,616
15	Allegheny Technologies, Inc.	911
32	Freeport-McMoRan Copper & Gold, Inc., Class B	1,906
77	Newmont Mining Corp.	4,013
27	Nucor Corp.	2,816
35	Phelps Dodge Corp.	2,840
19	United States Steel Corp.	1,145
		18,247
	Multi-Utilities — 0.7%
114	AES Corp. (The) (a) (m)	1,939

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Multi-Utilities — Continued
31	Constellation Energy Group, Inc.	1,691
60	Dominion Resources, Inc.	4,153
43	Public Service Enterprise Group, Inc.	2,779
45	Sempra Energy	2,081
54	CenterPoint Energy, Inc.	641
		13,284
	Multiline Retail — 1.1%
20	Big Lots, Inc. (a)	275
11	Dillards, Inc., Class A	277
55	Dollar General Corp.	969
27	Family Dollar Stores, Inc.	715
47	Federated Department Stores, Inc.	3,439
40	J.C. Penney Co., Inc.	2,428
60	Kohl’s Corp. (a)	3,166
38	Nordstrom, Inc.	1,483
17	Sears Holdings Corp. (a)	2,279
152	Target Corp.	7,921
		22,952
	Office Electronics — 0.1%
161	Xerox Corp. (a)	2,454
	Oil, Gas & Consumable Fuels — 7.7%
14	Amerada Hess Corp.	1,967
40	Anadarko Petroleum Corp.	4,037
57	Apache Corp.	3,744
66	Burlington Resources, Inc.	6,041
65	Chesapeake Energy Corp.	2,034
386	Chevron Corp.	22,373
239	ConocoPhillips	15,092
77	Devon Energy Corp.	4,687
114	El Paso Corp.	1,377
42	EOG Resources, Inc.	3,025
1,058	Exxon Mobil Corp.	64,414
20	Kerr-McGee Corp.	1,912
18	Kinder Morgan, Inc.	1,672
64	Marathon Oil Corp.	4,843
29	Murphy Oil Corp.	1,425
75	Occidental Petroleum Corp.	6,909
23	Sunoco, Inc.	1,793
108	Valero Energy Corp.	6,442
103	Williams Cos., Inc.	2,203
63	XTO Energy, Inc.	2,741
		158,731
	Paper & Forest Products — 0.4%
85	International Paper Co.	2,948
18	Louisiana-Pacific Corp.	500
31	MeadWestvaco Corp.	858
42	Weyerhaeuser Co.	3,049
		7,355
	Personal Products — 0.2%
13	Alberto-Culver Co.	576
78	Avon Products, Inc.	2,436
21	Estee Lauder Cos., Inc., Class A (The)	771
		3,783
	Pharmaceuticals — 6.3%
267	Abbott Laboratories	11,329
26	Allergan, Inc.	2,848
18	Barr Pharmaceuticals, Inc. (a)	1,151
340	Bristol-Myers Squibb Co.	8,355
196	Eli Lilly & Co.	10,831
57	Forest Laboratories, Inc. (a)	2,523
516	Johnson & Johnson	30,542
42	King Pharmaceuticals, Inc. (a)	723
379	Merck & Co., Inc.	13,353
38	Mylan Laboratories, Inc.	885
1,275	Pfizer, Inc.	31,779
256	Schering-Plough Corp.	4,868
18	Watson Pharmaceuticals, Inc. (a)	504
233	Wyeth	11,303
		130,994
	Real Estate — 0.9%
17	Apartment Investment & Management Co. REIT	784
37	Archstone-Smith Trust REIT	1,800
16	Boston Properties, Inc. REIT	1,462
70	Equity Office Properties Trust REIT	2,362
50	Equity Residential REIT	2,351
35	Kimco Realty Corp. REIT	1,419
32	Plum Creek Timber Co., Inc. REIT	1,177
42	Prologis Trust REIT	2,255
14	Public Storage, Inc. REIT	1,159
32	Simon Property Group, Inc. REIT	2,675
20	Vornado Realty Trust REIT	1,966
		19,410
	Road & Rail — 0.8%
65	Burlington Northern Santa Fe Corp.	5,381
38	CSX Corp.	2,273
71	Norfolk Southern Corp.	3,859
46	Union Pacific Corp.	4,279
		15,792
	Semiconductors & Semiconductor Equipment — 2.9%
83	Advanced Micro Devices, Inc. (a)	2,761

Shares	Security Description	Value
	Semiconductors & Semiconductor Equipment — Continued
62	Altera Corp. (a)	1,287
63	Analog Devices, Inc.	2,429
275	Applied Materials, Inc.	4,817
51	Applied Micro Circuits Corp. (a)	208
76	Broadcom Corp., Class A (a)	3,293
71	Freescale Semiconductor, Inc., Class B (a)	1,973
1,020	Intel Corp.	19,732
35	KLA-Tencor Corp.	1,672
53	Linear Technology Corp.	1,857
68	LSI Logic Corp. (a)	785
56	Maxim Integrated Products, Inc.	2,066
107	Micron Technology, Inc. (a)	1,578
59	National Semiconductor Corp.	1,630
23	Novellus Systems, Inc. (a)	553
30	Nvidia Corp. (a)	1,698
32	PMC-Sierra, Inc. (a)	395
34	Teradyne, Inc. (a)	532
277	Texas Instruments, Inc.	9,007
60	Xilinx, Inc.	1,522
		59,795
	Software — 3.3%
104	Adobe Systems, Inc. (a)	3,628
40	Autodesk, Inc. (a)	1,539
37	BMC Software, Inc. (a)	800
79	CA, Inc.	2,153
31	Citrix Systems, Inc. (a)	1,172
66	Compuware Corp. (a)	520
53	Electronic Arts, Inc. (a)	2,878
31	Intuit, Inc. (a)	1,631
1,540	Microsoft Corp.	41,913
67	Novell, Inc. (a)	518
653	Oracle Corp. (a)	8,942
19	Parametric Technology Corp. (a)	314
181	Symantec Corp. (a)	3,044
		69,052
	Specialty Retail — 2.2%
31	Autonation, Inc. (a)	675
10	AutoZone, Inc. (a)	950
49	Bed Bath & Beyond, Inc. (a)	1,864
71	Best Buy Co., Inc.	3,947
26	Circuit City Stores, Inc.	647
99	Gap, Inc. (The)	1,857
368	Home Depot, Inc.	15,574
60	Limited Brands	1,476
136	Lowe’s Cos., Inc.	8,732
51	Office Depot, Inc. (a)	1,912
12	OfficeMax, Inc.	369
23	RadioShack Corp.	447
19	Sherwin-Williams Co. (The)	953
126	Staples, Inc.	3,223
25	Tiffany & Co.	925
80	TJX Cos., Inc.	1,982
		45,533
	Textiles, Apparel & Luxury Goods — 0.4%
66	Coach, Inc. (a)	2,297
20	Jones Apparel Group, Inc.	703
18	Liz Claiborne, Inc.	750
33	Nike, Inc., Class B	2,793
15	V.F. Corp.	873
		7,416
	Thrifts & Mortgage Finance — 1.6%
105	Countrywide Financial Corp.	3,835
168	Fannie Mae	8,621
120	Freddie Mac	7,302
44	Golden West Financial Corp.	3,008
15	MGIC Investment Corp.	1,010
62	Sovereign Bancorp, Inc.	1,355
172	Washington Mutual, Inc.	7,325
		32,456
	Tobacco — 1.4%
362	Altria Group, Inc.	25,625
15	Reynolds American, Inc.	1,557
28	UST, Inc.	1,179
		28,361
	Trading Companies & Distributors — 0.1%
13	Grainger (W.W.), Inc.	996
	Total Common Stocks (Cost $1,114,322)	2,037,842
	Short-Term Investment — 0.8%
	Investment Company — 0.8%
15,363	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $15,363)	15,363
Principal Amount
	Investments of Cash Collateral for Securities on Loan — 6.1%
	Certificate of Deposit — 1.3%
$4,999	Canadian Imperial Bank, New York, FRN, 4.87%, 02/14/08	4,999
6,300	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	6,300
4,999	Nordea Bank, New York, FRN, 4.82%, 01/03/07	4,999

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Certificate of Deposit — Continued
5,996	Societe Generale, New York, FRN, 4.77%, 06/20/07	5,996
4,999	Sun Trust Bank, Atlanta, FRN, 4.81%, 06/28/07	4,999
		27,293
	Corporate Note — 2.4%
6,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	6,000
5,000	Bank of America, FRN, 4.81%, 11/07/06	5,000
1,000	Beta Finance, Inc., FRN, 4.87%, 01/15/08	1,000
6,002	Beta Finance, Inc., FRN, 4.94%, 03/15/07	6,002
5,600	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	5,600
5,400	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	5,400
6,500	Dorada Finance Inc., FRN, 4.87%, 01/14/08	6,500
2,000	Links Finance LLC, FRN, 4.92%, 10/06/06	2,000
3,000	Sigma Finance, Inc., FRN, 4.87%, 01/17/08	3,000
9,000	World Savings Bank FSB, FRN, 4.84%, 06/20/08	9,000
		49,502
	Repurchase Agreements — 2.4%
22,534	Banc of America Securities LLC 4.89%,dated 03/31/06, due 04/03/06, repurchase price $22,543, collateralized by U.S. Government Agency Mortgages.	22,534
12,400	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $12,059, collateralized by common stocks.	12,400
15,000	UBS Securities LLC 4.89%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages.	15,000
		49,934
	Total Investments of Cash Collateral for Securities on Loan (Cost $126,729)	126,729
	Total Investments — 105.6% (Cost $1,256,414)	$2,179,934
	Liabilities in Excess of Other Assets — (5.6)%	(115,883)
	Net Assets — 100.0%	$2,064,051

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$992,770
Aggregate gross unrealized depreciation	(69,250)
Net unrealized appreciation/depreciation	$923,520
Federal income tax cost of investments	$1,256,414

Futures Contracts
(Amounts in thousands, except number of contracts)
Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
45	S&P 500 Index	June, 2006	$14,662	$143

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.4% (l)
	Common Stocks — 97.2%
	Argentina — 0.2%
112	BBVA Banco Frances S.A. (a)	287
7	BBVA Banco Frances S.A. ADR (a)	55
34	Grupo Financiero Galicia S.A. ADR (a)	262
482	Petrobras Energia Participaciones S.A., Class B (a)	547
16	Siderar SAIC, Class A	137
44	Telecom Argentina S.A. ADR (a)	596
125	Transportadora de Gas del Sur S.A., Class B (a)	129
8	YPF S.A., Class D	422
		2,435
	Australia — 2.9%
8	Alinta Ltd.	66
73	Alumina Ltd.	386
68	Amcor Ltd.	360
120	AMP Ltd.	747
19	Ansell Ltd.	160
20	Aristocrat Leisure Ltd.	200
117	Australia & New Zealand Banking Group Ltd.	2,215
45	Australian Gas Light Co., Ltd.	598
8	Australian Stock Exchange Ltd.	188
19	Australian Wealth Management Ltd. (a)	29
61	AXA Asia Pacific Holdings Ltd.	251
11	Babcock & Brown Ltd.	150
231	BHP Billiton Ltd.	4,599
7	Billabong International Ltd.	79
56	BlueScope Steel Ltd.	288
53	Boral Ltd.	338
71	Brambles Industries Ltd.	542
8	Caltex Australia Ltd.	112
37	Centro Properties Group	170
10	Centro Retail Group	12
20	CFS Gandel Retail Trust, Unit	28
31	Challenger Financial Services Group Ltd.	77
49	Coca-Cola Amatil Ltd.	254
3	Cochlear Ltd.	110
86	Coles Myer Ltd.	661
83	Commonwealth Bank of Australia	2,690
30	Computershare Ltd.	157
13	CSL Ltd.	520
88	CSR Ltd.	281
42	DB RREEF Trust	44
18	DCA Group Ltd.	48
17	Downer EDI Ltd.	105
157	Foster’s Group Ltd.	596
31	Futuris Corp., Ltd.	49
206	GPT Group	607
32	Harvey Norman Holdings Ltd.	88
23	Iluka Resources Ltd.	128
96	Insurance Australia Group Ltd.	377
72	Investa Property Group	111
41	John Fairfax Holdings Ltd.	118
16	Leighton Holdings Ltd.	206
34	Lend Lease Corp., Ltd.	333
34	Lion Nathan Ltd.	198
40	Macquarie Airports, Ltd.	97
15	Macquarie Bank Ltd.	701
20	Macquarie Communications Infrastructure Group	84
57	Macquarie Goodman Group	204
156	Macquarie Infrastructure Group	424
33	Macquarie Office Trust, Unit	32
66	Mayne Pharma Ltd. (a)	140
37	Mirvac Group	113
38	Multiplex Group	82
103	National Australia Bank Ltd.	2,781
20	Newcrest Mining Ltd.	340
48	OneSteel Ltd.	143
18	Orica Ltd.	304
63	Origin Energy Ltd.	328
21	Pacific Brands Ltd.	36
22	PaperlinX Ltd.	61
34	Patrick Corp., Ltd.	195
2	Perpetual Trustees Australia Ltd.	119
5	Publishing & Broadcasting Ltd.	65
55	Qantas Airways Ltd.	140
50	QBE Insurance Group Ltd.	776
63	Rinker Group Ltd.	890
20	Rio Tinto Ltd.	1,115
50	Santos Ltd.	411
11	SFE Corp., Ltd.	123
13	Sonic Healthcare Ltd.	147
150	Stockland	722
35	Suncorp-Metway Ltd.	481
32	Symbion Health Ltd.	78
45	TABCORP Holdings Ltd.	502
134	Telstra Corp., Ltd.	359
16	Toll Holdings Ltd.	153
49	Transurban Group	238
5	UNiTAB Ltd.	55
21	Wesfarmers Ltd.	533

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Australia — Continued
83	Westfield Group	1,018
122	Westpac Banking Corp.	2,071
29	Woodside Petroleum Ltd.	932
69	Woolworths Ltd.	934
		37,203
	Austria — 1.5%
12	Bank Austria Creditanstalt AG	1,550
6	Boehler-Uddeholm AG	1,242
3	BWT AG	95
3	Christ Water Technology AG (a)	45
51	Erste Bank der Oesterreichischen Sparkassen AG	3,020
8	Flughafen Wien AG	651
51	IMMOFINANZ Immobilien Anlagen AG (a)	525
4	Mayr-Melnhof Karton AG	733
57	OMV AG	3,805
6	Raiffeisen International Bank Holding AG (a)	504
9	RHI AG (a)	298
139	Telekom Austria AG	3,267
4	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,653
5	Wiener Staedtische Allgemeine Versicherung AG	296
29	Wienerberger AG	1,444
		19,128
	Belgium — 1.5%
17	AGFA-Gevaert N.V.	314
4	Bekaert S.A.	426
22	Belgacom S.A.	708
6	Colruyt S.A.	925
1	Compagnie Maritime Belge S.A.	21
2	Cumerio	59
-(h)	D’ieteren S.A.	120
9	Delhaize Group	676
81	Dexia	2,085
2	Euronav N.V.	42
159	Fortis	5,663
13	Groupe Bruxelles Lambert S.A.	1,399
26	InBev N.V.	1,204
25	KBC Groep N.V.	2,655
2	Mobistar S.A.	176
1	Omega Pharma S.A.	66
13	Solvay S.A., Class A	1,531
16	UCB S.A.	784
3	Umicore	430
		19,284
	Bermuda — 0.0%
9	Frontline Ltd.	312
4	Ship Finance International Ltd.	75
		387
	Brazil — 0.1%
12,479	Centrais Eletricas Brasileiras S.A.	280
21	Petroleo Brasileiro S.A.	450
		730
	Chile — 0.5%
2,501	Banco Santander Chile S.A.	105
190	Cia de Telecomunicaciones de Chile S.A., ADR	1,699
24	Embotelladora Andina S.A., ADR	350
28	Empresas COPEC S.A.	264
233	Enersis S.A. ADR	2,769
30	Masisa S.A. ADR (a)	282
33	United Breweries Co., Ltd. ADR	829
		6,298
	China — 0.3%
375	Datang International Power Generation Co., Ltd., Class H	236
314	Huaneng Power International, Inc., Class H	215
1,067	PetroChina Co., Ltd., Class H	1,118
1,903	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	502
1,583	Yanzhou Coal Mining Co., Ltd., Class H	1,376
995	Zhejiang Expressway Co., Ltd.	647
		4,094
	Denmark — 0.9%
-(h)	AP Moller - Maersk A/S	1,741
4	Carlsberg A/S, Class B	230
1	Coloplast A/S, Class B	78
9	Danisco A/S	711
77	Danske Bank A/S	2,836
2	DSV A/S	276
3	East Asiatic Co., Ltd.	128
6	FLSmidth & Co. A/S, Class B	251
42	GN Store Nord	578
10	H Lundbeck A/S	210
3	NKT Holding A/S	185
41	Novo-Nordisk A/S, Class B	2,527
9	Novozymes A/S, Class B	643
3	Topdanmark A/S (a)	322
5	TrygVesta A/S	318
32	Vestas Wind Systems A/S (a)	804
		11,838

Shares	Security Description	Value ($)
	Finland — 0.8%
14	Elisa OYJ, Class A	269
20	Fortum OYJ	501
5	Neste Oil OYJ	171
252	Nokia OYJ	5,215
49	Nokia OYJ ADR	1,009
6	Nokian Renkaat OYJ	101
18	Outokumpu OYJ	358
9	Rautaruukki OYJ	323
28	Sampo OYJ, Class A	598
30	Stora Enso OYJ, Class R	458
12	Tietoenator OYJ	484
24	UPM-Kymmene OYJ	571
		10,058
	France — 9.3%
18	Accor S.A.	1,041
14	Air France-KLM	319
16	Air Liquide (a)	3,268
133	Alcatel S.A. (a)	2,040
14	Alstom RGPT (a)	1,167
6	Atos Origin S.A. (a)	411
10	Autoroutes du Sud de la France	632
172	AXA S.A.	6,020
86	BNP Paribas	7,962
23	Bouygues S.A.	1,204
10	Business Objects S.A. (a)	347
17	Cap Gemini S.A. (a)	925
64	Carrefour S.A.	3,391
6	Casino Guichard Perrachon S.A.	448
37	Cie de Saint-Gobain	2,558
8	Cie Generale d’Optique Essilor International S.A.	747
14	Cie Generale des Etablissements Michelin, Class B	880
3	CNP Assurances	255
63	Credit Agricole S.A.	2,439
8	Dassault Systemes S.A.	435
186	France Telecom S.A.	4,165
20	Gaz de France	710
28	Groupe Danone	3,385
1	Hermes International	313
8	Imerys S.A.	682
3	Klepierre	370
33	L’Oreal S.A.	2,880
20	Lafarge S.A.	2,288
12	Lagardere S.C.A.	929
26	LVMH Moet Hennessy Louis Vuitton S.A.	2,512
3	Neopost S.A.	287
10	PagesJaunes Groupe S.A.	290
9	Pernod-Ricard S.A.	1,751
23	Peugeot S.A.	1,416
8	PPR S.A.	929
13	Publicis Groupe	510
19	Renault S.A.	1,978
21	Safran S.A.	527
119	Sanofi-Aventis	11,298
25	Schneider Electric S.A.	2,688
66	SCOR	169
6	Societe BIC S.A.	433
2	Societe des Autoroutes Paris-Rhin-Rhone	121
40	Societe Generale	6,025
13	Societe Television Francaise 1	379
16	Sodexho Alliance S.A.	771
118	Suez S.A.	4,634
246	Suez S.A. (a)	3
14	Technip S.A.	965
12	Thales S.A.	527
27	Thomson	538
64	Total S.A.	16,784
195	Total S.A. (a)	2
6	Unibail	1,146
7	Valeo S.A.	293
39	Veolia Environnement	2,159
18	Vinci S.A.	1,724
124	Vivendi Universal S.A.	4,229
5	Zodiac S.A.	349
		117,648
	Germany — 12.9%
10	Adidas-Salomon AG	1,906
82	Allianz AG (Registered)	13,658
14	Altana AG	892
3	AMB Generali Holding AG	313
1	AXA Konzern AG	186
111	BASF AG	8,698
139	Bayer AG	5,574
7	Beiersdorf AG	958
8	Celesio AG	716
126	Commerzbank AG	5,014
29	Continental AG	3,151
191	DaimlerChrysler AG	10,944
106	Deutsche Bank AG (Registered)	12,050
20	Deutsche Boerse AG	2,837

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Germany — Continued
45	Deutsche Lufthansa AG (Registered)	799
151	Deutsche Post AG (Registered)	3,777
9	Deutsche Postbank AG	641
582	Deutsche Telekom AG	9,793
5	Douglas Holding AG	229
132	E.ON AG	14,496
7	Epcos AG (a)	98
14	Fresenius Medical Care AG	1,677
13	Heidelberger Druckmaschinen	595
10	Hochtief AG	576
31	Hypo Real Estate Holding AG	2,128
134	Infineon Technologies AG (a)	1,378
19	IVG Immobilien AG	586
12	KarstadtQuelle AG (a)	279
-(h)	Lanxess (a)	10
15	Linde AG	1,279
29	MAN AG	2,028
13	Merck KGaA (a)	1,239
28	Metro AG	1,445
11	MLP AG	280
41	Muenchener Rueckversicherungs AG (Registered)	5,787
7	Premiere AG (a)	126
3	Puma AG Rudolf Dassler Sport (a)	1,150
86	RWE AG	7,471
47	SAP AG	10,199
36	Schering AG	3,781
5	SGL Carbon AG (a)	89
171	Siemens AG (Registered)	15,950
18	Suedzucker AG	464
70	ThyssenKrupp AG	2,028
46	TUI AG	893
55	Volkswagen AG	4,093
2	Wincor Nixdorf AG	290
		162,551
	Greece — 1.2%
56	Alpha Bank AE	2,053
29	Coca Cola Hellenic Bottling Co. S.A.	895
26	Cosmote Mobile Telecommunications S.A.	590
42	EFG Eurobank Ergasias S.A.	1,622
14	Emporiki Bank of Greece S.A. (a)	464
7	Folli-Follie S.A. (Registered)	207
24	Hellenic Petroleum S.A.	340
23	Hellenic Technodomiki Tev S.A.	197
56	Hellenic Telecommunications Organization S.A. (a)	1,242
22	Intracom S.A. (Registered)	160
7	Lambrakis Press S.A. (a)	28
52	National Bank of Greece S.A.	2,434
42	OPAP S.A.	1,587
41	Piraeus Bank S.A.	1,227
1	Public Power Corp.	19
30	Public Power Corp. GDR (a) (e)	703
17	Titan Cement Co. S.A.	789
		14,557
	Hong Kong — 0.9%
102	Bank of East Asia Ltd.	370
234	BOC Hong Kong Holdings Ltd.	469
74	Cathay Pacific Airways Ltd.	130
85	Cheung Kong Holdings Ltd.	901
252	China Mobile Hong Kong Ltd.	1,325
2	China Mobile Hong Kong Ltd. ADR	52
118	Citic Pacific Ltd.	353
143	CLP Holdings Ltd.	833
950	Denway Motors Ltd.	370
45	Esprit Holdings Ltd.	351
30	Giordano International Ltd.	16
45	Hang Lung Properties Ltd.	85
54	Hang Seng Bank Ltd.	689
17	Henderson Land Development Co., Ltd.	94
278	Hong Kong & China Gas	671
42	Hong Kong Exchanges and Clearing Ltd.	252
33	HongKong Electric Holdings	155
22	Hopewell Holdings	63
61	Hutchison Telecommunications International Ltd. (a)	104
115	Hutchison Whampoa Ltd.	1,055
99	Johnson Electric Holdings Ltd.	92
13	Kerry Properties Ltd.	48
34	Kingboard Chemicals Holdings Ltd.	101
692	Lenovo Group Ltd.	263
102	Li & Fung Ltd.	230
13	MTR Corp.	29
102	New World Development Co., Ltd.	178
42	Noble Group Ltd.	32
7	Orient Overseas International Ltd.	23
212	PCCW Ltd.	138
30	Shangri-La Asia Ltd.	49
180	Sino Land Co.	258
86	Solomon Systech International Ltd.	42
71	Sun Hung Kai Properties Ltd.	715

Shares	Security Description	Value ($)
	Hong Kong — Continued
62	Swire Pacific Ltd., Class A	605
298	Tan Chong International Ltd.	67
72	Techtronic Industries Co.	129
25	Television Broadcasts Ltd.	140
83	Wharf Holdings Ltd.	306
4	Wing Hang Bank Ltd.	29
18	Yue Yuen Industrial Holdings	53
		11,865
	Hungary — 0.5%
8	Gedeon Richter Rt.	1,538
111	Magyar Telekom Rt	496
26	Mol Magyar Olaj-es Gazipari Rt.	2,655
49	OTP Bank Rt.	1,694
		6,383
	India — 0.7%
21	Bajaj Auto Ltd. GDR	1,249
18	Grasim Industries Ltd. GDR (e)	833
406	Gujarat Ambuja Cements Ltd. GDR	926
90	Hindalco Industries Ltd. GDR (e)	369
11	ICICI Bank Ltd. ADR	298
7	Infosys Technologies Ltd.	471
222	ITC Ltd., GDR	961
26	Larsen & Toubro Ltd. GDR	1,401
23	Mahanagar Telephone Nigam ADR	187
47	Ranbaxy Laboratories Ltd. GDR	472
8	Reliance Industries Ltd. GDR (e)	265
13	Satyam Computer Services Ltd.	238
14	Uniphos Enterprises Ltd. GDR (a)	10
96	United Phosphorus Ltd. ADR (a)	563
		8,243
	Ireland — 1.2%
175	Allied Irish Banks plc	4,179
98	Bank of Ireland	1,822
69	CRH plc	2,402
19	DCC plc	448
81	Depfa Bank plc	1,436
18	Eircom Group plc	48
78	Elan Corp. plc (a)	1,124
23	Elan Corp. plc ADR (a)	334
4	Fyffes plc	10
97	Grafton Group plc, Unit (a)	1,269
119	Independent News & Media plc	386
28	Irish Life & Permanent plc	681
18	Kerry Group plc, Class A	424
-(h)	Kingspan Group plc	5
35	Ryanair Holdings plc (a)	331
385	Waterford Wedgwood plc, Unit (a)	22
		14,921
	Israel — 0.5%
228	Bank Hapoalim BM	1,054
123	Bank Leumi Le-Israel BM	446
14	ECI Telecom Ltd. (a)	163
-(h)	Elco Holdings Ltd.	-(h)
-(h)	Industrial Buildings Corp. (a)	-(h)
302	Israel Chemicals Ltd.	1,069
-(h)	Israel Corp Ltd. (The)	15
-(h)	Koor Industries Ltd. (a)	-(h)
7	Koor Industries Ltd. ADR (a)	67
151	Makhteshim-Agan Industries Ltd.	782
-(h)	Osem Investment Ltd.	-(h)
67	Teva Pharmaceutical Industries Ltd. ADR	2,759
		6,355
	Italy — 7.6%
85	Alleanza Assicurazioni S.p.A.	1,010
47	Arnoldo Mondadori Editore S.p.A.	456
216	Assicurazioni Generali S.p.A.	8,119
27	Autogrill S.p.A.	401
65	Autostrade S.p.A.	1,604
28	Banca Antonveneta S.p.A.	890
51	Banca Fideuram S.p.A.	294
862	Banca Intesa S.p.A.	5,137
219	Banca Intesa S.p.A. RNC	1,235
206	Banca Monte dei Paschi di Siena S.p.A.	1,159
258	Banca Nazionale del Lavoro S.p.A. (a)	911
87	Banca Popolare di Milano Scrl	1,024
39	Banche Popolari Unite Scrl	945
77	Banco Popolare di Verona e Novara Scrl	2,027
26	Benetton Group S.p.A.	381
46	Bulgari S.p.A.	549
423	Capitalia S.p.A.	3,506
77	Edison S.p.A. (a)	151
958	Enel S.p.A.	8,096
595	ENI S.p.A.	16,935
84	Fiat S.p.A. (a)	1,057
69	Finmeccanica S.p.A.	1,570
59	Gruppo Editoriale L’Espresso S.p.A.	308
33	Italcementi S.p.A.	785
33	Luxottica Group S.p.A.	912
9	Marzotto S.p.A.	41

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Italy — Continued
185	Mediaset S.p.A.	2,179
125	Mediobanca S.p.A.	2,680
70	Mediolanum S.p.A.	552
469	Pirelli & C S.p.A.	446
258	Sanpaolo IMI S.p.A.	4,606
357	Seat Pagine Gialle S.p.A. (a)	170
70	Sirti S.p.A.	214
140	Snam Rete Gas S.p.A.	617
193	SNIA S.p.A. (a)	20
39	Sorin S.p.A. (a)	79
1,902	Telecom Italia Media S.p.A. (a)	1,025
2,230	Telecom Italia S.p.A.	6,494
1,476	Telecom Italia S.p.A. RNC	3,920
254	Terna S.p.A.	668
59	Tiscali S.p.A. (a)	191
1,732	UniCredito Italiano S.p.A.	12,490
9	Valentino Fashion Group (a)	286
		96,140
	Japan — 26.1%
54	77 Bank Ltd. (The)	414
9	Acom Co., Ltd .	546
1	Aderans Co., Ltd.	35
9	Advantest Corp.	1,109
75	Aeon Co., Ltd.	1,811
8	Aeon Credit Service Co., Ltd.	231
8	Aiful Corp.	548
22	Aisin Seiki Co., Ltd.	871
71	Ajinomoto Co., Inc.	753
2	Alfresa Holdings Corp.	103
68	All Nippon Airways Co., Ltd.	248
22	Alps Electric Co., Ltd.	351
38	Amada Co., Ltd.	417
12	Amano Corp.	207
9	Anritsu Corp.	56
8	Aoyama Trading Co., Ltd.	274
53	Asahi Breweries Ltd.	755
117	Asahi Glass Co., Ltd.	1,752
147	Asahi Kasei Corp.	1,051
-(h)	Asatsu-DK, Inc.	11
64	Astellas Pharma, Inc.	2,444
6	Autobacs Seven Co., Ltd.	276
65	Bank of Fukuoka Ltd. (The)	546
15	Bank of Kyoto Ltd. (The)	181
143	Bank of Yokohama Ltd. (The)	1,171
9	Benesse Corp.	324
75	Bridgestone Corp.	1,571
5	Canon Marketing Japan, Inc.	108
88	Canon, Inc.	5,793
32	Casio Computer Co., Ltd.	565
11	Central Glass Co., Ltd.	64
-(h)	Central Japan Railway Co.	1,637
86	Chiba Bank Ltd. (The)	764
15	Chiyoda Corp.	350
70	Chubu Electric Power Co., Inc.	1,753
28	Chugai Pharmaceutical Co., Ltd.	503
2	Circle K Sunkus Co., Ltd.	58
42	Citizen Watch Co., Ltd.	399
19	COMSYS Holdings Corp.	272
21	Credit Saison Co., Ltd.	1,146
7	CSK Holdings Corp.	323
80	Dai Nippon Printing Co., Ltd.	1,454
49	Daicel Chemical Industries Ltd.	416
32	Daido Steel Co., Ltd.	326
76	Daiichi Sankyo Co., Ltd.	1,740
25	Daikin Industries Ltd.	885
30	Daimaru, Inc.	444
105	Dainippon Ink and Chemicals, Inc.	391
17	Dainippon Screen Manufacturing Co., Ltd.	180
10	Daito Trust Construction Co., Ltd.	529
58	Daiwa House Industry Co., Ltd.	1,010
151	Daiwa Securities Group, Inc.	2,032
68	Denki Kagaku Kogyo K K	306
64	Denso Corp.	2,513
-(h)	Dentsu, Inc.	768
24	Dowa Mining Co., Ltd.	282
-(h)	E*Trade Securities Co., Ltd.	379
-(h)	eAccess Ltd.	73
-(h)	East Japan Railway Co.	3,000
37	Ebara Corp.	234
30	Eisai Co., Ltd.	1,315
16	Electric Power Development Co.	504
4	Elpida Memory, Inc. (a)	129
4	FamilyMart Co., Ltd.	140
19	Fanuc Ltd.	1,783
6	Fast Retailing Co., Ltd.	629
24	Fuji Electric Holdings Co., Ltd.	131
57	Fuji Photo Film Co., Ltd.	1,895
5	Fuji Soft ABC, Inc.	134
-(h)	Fuji Television Network, Inc.	212
49	Fujikura Ltd.	550
203	Fujitsu Ltd.	1,708

Shares	Security Description	Value ($)
	Japan — Continued
63	Furukawa Electric Co., Ltd.	525
-(h)	Goodwill Group, Inc. (The)	109
75	Gunma Bank Ltd. (The)	564
31	Gunze Ltd.	213
2	Hakuhodo DY Holdings, Inc .	167
24	Hankyu Department Stores	226
3	Hikari Tsushin, Inc.	174
27	Hino Motors Ltd.	170
4	Hirose Electric Co., Ltd.	612
7	Hitachi Cable Ltd.	40
2	Hitachi Capital Corp.	32
10	Hitachi Chemical Co., Ltd.	284
13	Hitachi Construction Machinery Co., Ltd.	339
362	Hitachi Ltd.	2,565
117	Hokuhoku Financial Group, Inc.	515
90	Honda Motor Co., Ltd.	5,574
15	House Foods Corp.	252
51	Hoya Corp.	2,046
13	Ibiden Co., Ltd.	677
-(h)	Index Corp.	172
-(h)	INPEX Corp.	326
26	Isetan Co., Ltd.	557
60	Ishihara Sangyo Kaisha Ltd. (a)	112
104	Ishikawajima-Harima Heavy Industries Co., Ltd.	330
3	Ito En Ltd.	105
165	Itochu Corp.	1,421
2	Itochu Techno-Science Corp.	96
3	Jafco Co., Ltd. (a)	205
86	Japan Airlines Corp. (a)	225
-(h)	Japan Prime Realty Investment Corp. REIT	61
-(h)	Japan Real Estate Investment Corp. REIT	338
-(h)	Japan Retail Fund Investment Corp. REIT	274
1	Japan Tobacco, Inc.	1,795
67	JFE Holdings, Inc.	2,727
29	JGC Corp.	569
82	Joyo Bank Ltd. (The)	578
29	JS Group Corp.	631
17	JSR Corp.	494
23	JTEKT Corp.	452
115	Kajima Corp.	717
31	Kamigumi Co., Ltd.	252
-(h)	Kanebo Ltd. (a)	-(h)
41	Kaneka Corp.	489
93	Kansai Electric Power Co., Inc. (The)	2,070
8	Kansai Paint Co., Ltd.	73
62	Kao Corp.	1,636
166	Kawasaki Heavy Industries Ltd.	583
63	Kawasaki Kisen Kaisha Ltd.	372
-(h)	KDDI Corp.	1,618
96	Keihin Electric Express Railway Co., Ltd.	789
56	Keio Corp.	370
12	Keisei Electric Railway Co., Ltd.	83
4	Keyence Corp.	1,057
24	Kikkoman Corp.	268
26	Kinden Corp.	237
201	Kintetsu Corp.	781
95	Kirin Brewery Co., Ltd.	1,289
280	Kobe Steel Ltd.	1,063
21	Kokuyo Co., Ltd.	309
102	Komatsu Ltd.	1,945
10	Komori Corp.	223
11	Konami Corp.	290
52	Konica Minolta Holdings, Inc. (a)	669
2	Kose Corp.	66
120	Kubota Corp.	1,298
47	Kuraray Co., Ltd.	548
18	Kurita Water Industries Ltd.	393
19	Kyocera Corp.	1,654
52	Kyowa Hakko Kogyo Co., Ltd.	378
39	Kyushu Electric Power Co., Inc.	880
5	Lawson, Inc.	173
13	Leopalace21 Corp.	467
3	Mabuchi Motor Co., Ltd.	134
17	Makita Corp.	529
149	Marubeni Corp.	780
40	Marui Co., Ltd	798
11	Matsui Securities Co., Ltd. (a)	146
2	Matsumotokiyoshi Co., Ltd.	54
240	Matsushita Electric Industrial Co., Ltd.	5,298
36	Matsushita Electric Works Ltd.	431
14	Mediceo Paltac Holdings Co., Ltd.	218
43	Meiji Dairies Corp.	251
41	Meiji Seika Kaisha Ltd.	209
5	Meitec Corp.	161
-(h)	Millea Holdings, Inc.	3,334
45	Minebea Co., Ltd.	309
116	Mitsubishi Chemical Holdings Corp.	716
136	Mitsubishi Corp.	3,095
231	Mitsubishi Electric Corp.	1,957
124	Mitsubishi Estate Co., Ltd.	2,949
52	Mitsubishi Gas Chemical Co., Inc.	632
329	Mitsubishi Heavy Industries Ltd.	1,565

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Japan — Continued
25	Mitsubishi Logistics Corp.	395
120	Mitsubishi Materials Corp.	644
82	Mitsubishi Rayon Co., Ltd.	669
1	Mitsubishi UFJ Financial Group, Inc.	15,725
36	Mitsubishi UFJ Securities Co., Ltd. (a)	578
165	Mitsui & Co., Ltd.	2,384
75	Mitsui Chemicals, Inc.	552
109	Mitsui Engineering & Shipbuilding Co., Ltd. (a)	355
91	Mitsui Fudosan Co., Ltd.	2,086
70	Mitsui Mining & Smelting Co., Ltd	488
132	Mitsui OSK Lines Ltd.	893
139	Mitsui Sumitomo Insurance Co., Ltd	1,888
60	Mitsui Trust Holdings, Inc.	880
64	Mitsukoshi Ltd.	412
2	Mitsumi Electric Co., Ltd	22
1	Mizuho Financial Group, Inc.	9,570
24	Murata Manufacturing Co., Ltd.	1,630
23	Namco Bandai Holdings, Inc.	317
228	NEC Corp.	1,603
3	NEC Electronics Corp. (a)	130
-(h)	NET One Systems Co., Ltd.	95
41	NGK Insulators Ltd.	597
29	NGK Spark Plug Co., Ltd.	687
11	NHK Spring Co., Ltd.	139
1	Nichii Gakkan Co.	32
50	Nichirei Corp.	240
17	Nidec Corp.	1,379
87	Nikko Cordial Corp.	1,441
28	Nikon Corp.	502
12	Nintendo Co., Ltd.	1,753
-(h)	Nippon Building Fund, Inc. REIT	240
19	Nippon Electric Glass Co., Ltd.	471
111	Nippon Express Co., Ltd.	631
33	Nippon Light Metal Co., Ltd.	91
15	Nippon Meat Packers, Inc.	160
85	Nippon Mining Holdings, Inc.	716
148	Nippon Oil Corp.	1,158
-(h)	Nippon Paper Group, Inc.	450
56	Nippon Sheet Glass Co., Ltd.	312
24	Nippon Shokubai Co., Ltd.	283
689	Nippon Steel Corp. (a)	2,673
1	Nippon Telegraph & Telephone Corp.	2,606
122	Nippon Yusen KK	746
46	Nishi-Nippon City Bank Ltd. (The)	251
40	Nishimatsu Construction Co., Ltd.	164
14	Nissan Chemical Industries Ltd.	237
267	Nissan Motor Co., Ltd.	3,175
122	Nisshin Steel Co., Ltd.	424
29	Nisshinbo Industries, Inc.	322
14	Nissin Food Products Co., Ltd.	442
3	Nitori Co., Ltd.	168
19	Nitto Denko Corp.	1,633
11	NOK Corp.	300
207	Nomura Holdings, Inc.	4,581
-(h)	Nomura Real Estate Office Fund, Inc. REIT	144
2	Nomura Research Institute Ltd.	220
61	NSK Ltd.	531
55	NTN Corp.	433
-(h)	NTT Data Corp.	722
2	NTT DoCoMo, Inc.	2,972
-(h)	NTT Urban Development Corp.	174
71	Obayashi Corp.	581
-(h)	Obic Co., Ltd.	87
26	Odakuy Electric Railway Co., Ltd.	161
93	OJI Paper Co., Ltd.	572
46	Oki Electric Industry Co., Ltd.	146
33	Okumura Corp.	182
30	Olympus Corp.	867
29	Omron Corp.	819
19	Onward Kashiyama Co., Ltd.	335
4	Oracle Corp.	223
4	Oriental Land Co., Ltd.	224
10	ORIX Corp.	3,093
261	Osaka Gas Co., Ltd.	950
17	Pioneer Corp.	277
11	Promise Co., Ltd.	667
-(h)	Rakuten, Inc.	447
1	Resona Holdings, Inc. (a)	1,958
79	Ricoh Co., Ltd.	1,544
13	Rohm Co., Ltd.	1,319
2	Ryohin Keikaku Co., Ltd.	176
22	Sanden Corp.	96
8	Sanken Electric Co., Ltd.	136
4	Sankyo Co., Ltd.	288
9	Santen Pharmaceutical Co., Ltd.	214
25	Sanwa Shutter Corp.	164
175	Sanyo Electric Co., Ltd.	480
37	Sapporo Holdings Ltd.	195
1	SBI Holdings, Inc.	311
26	Secom Co., Ltd.	1,345
14	Sega Sammy Holdings, Inc.	588
13	Seiko Epson Corp.	346

Shares	Security Description	Value ($)
	Japan — Continued
27	Seino Holdings Co., Ltd.	278
55	Sekisui Chemical Co., Ltd.	464
56	Sekisui House Ltd.	840
92	Seven & I Holdings Co., Ltd.	3,625
1	SFCG Co., Ltd.	134
110	Sharp Corp.	1,948
7	Shimachu Co., Ltd.	217
1	Shimamura Co., Ltd.	159
15	Shimano, Inc.	465
69	Shimizu Corp.	499
43	Shin-Etsu Chemical Co., Ltd.	2,338
59	Shinko Securities Co., Ltd.	327
103	Shinsei Bank Ltd.	721
39	Shionogi & Co., Ltd.	641
49	Shiseido Co., Ltd.	904
62	Shizuoka Bank Ltd. (The)	628
135	Showa Denko KK	602
15	Showa Shell Sekiyu KK	171
14	Skylark Co., Ltd.	253
6	SMC Corp.	998
-(h)	Snow Brand Milk Products Co., Ltd. (a)	2
88	Softbank Corp. (a)	2,571
36	Sojitz Corp. (a)	212
95	Sompo Japan Insurance, Inc.	1,377
117	Sony Corp.	5,403
21	Stanley Electric Co., Ltd.	440
3	Sumco Corp.	172
8	Sumitomo Bakelite Co., Ltd.	73
161	Sumitomo Chemical Co., Ltd.	1,307
122	Sumitomo Corp.	1,738
84	Sumitomo Electric Industries Ltd.	1,332
70	Sumitomo Heavy Industries Ltd.	669
475	Sumitomo Metal Industries Ltd.	2,041
65	Sumitomo Metal Mining Co., Ltd.	910
1	Sumitomo Mitsui Financial Group, Inc.	7,683
60	Sumitomo Osaka Cement Co., Ltd	218
42	Sumitomo Realty & Development Co., Ltd.	1,170
12	Sumitomo Rubber Industries, Inc.	157
148	Sumitomo Trust & Banking Co., Ltd. (The)	1,717
20	Suruga Bank Ltd.	267
5	Suzuken Co., Ltd	169
27	T&D Holdings, Inc.	2,082
115	Taiheiyo Cement Corp.	557
112	Taisei Corp.	539
22	Taisho Pharmaceutical Co., Ltd.	442
21	Taiyo Nippon Sanso Corp.	155
16	Taiyo Yuden Co., Ltd.	253
25	Takara Holdings, Inc.	152
36	Takashimaya Co., Ltd.	551
102	Takeda Pharmaceutical Co., Ltd.	5,802
12	Takefuji Corp.	760
14	Takuma Co., Ltd.	116
24	Tanabe Seiyaku Co., Ltd.	266
15	TDK Corp.	1,091
107	Teijin Ltd.	711
34	Teikoku Oil Co., Ltd.	408
17	Terumo Corp.	557
8	THK Co., Ltd.	264
3	TIS, Inc.	83
118	Tobu Railway Co., Ltd.	622
1	Toda Corp.	4
23	Toho Co., Ltd.	453
55	Tohoku Electric Power Co., Inc.	1,180
25	Tokuyama Corp.	424
9	Tokyo Broadcasting System, Inc.	228
132	Tokyo Electric Power Co., Inc. (The)	3,285
18	Tokyo Electron Ltd.	1,246
303	Tokyo Gas Co., Ltd.	1,324
11	Tokyo Steel Manufacturing Co., Ltd.	228
14	Tokyo Style Co., Ltd.	170
114	Tokyu Corp.	771
40	Tokyu Land Corp.	354
37	TonenGeneral Sekiyu KK	377
74	Toppan Printing Co., Ltd.	1,028
151	Toray Industries, Inc.	1,235
338	Toshiba Corp.	1,963
71	Tosoh Corp.	353
43	Toto Ltd.	403
26	Toyo Seikan Kaisha Ltd.	458
97	Toyobo Co., Ltd.	300
7	Toyoda Gosei Co., Ltd.	144
19	Toyota Industries Corp.	769
333	Toyota Motor Corp.	18,154
17	Toyota Tsusho Corp.	461
12	Trend Micro, Inc.	403
119	Ube Industries Ltd.	351
6	Uni-Charm Corp.	306
5	Uniden Corp.	80
22	UNY Co., Ltd.	351
8	Ushio, Inc.	200
2	USS Co., Ltd.	112
18	Wacoal Holdings Corp.	246

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Japan — Continued
-(h)	West Japan Railway Co.	755
2	Yahoo! Japan Corp.	1,055
14	Yakult Honsha Co., Ltd.	333
8	Yamada Denki Co., Ltd.	931
23	Yamaha Corp.	399
19	Yamaha Motor Co., Ltd.	460
51	Yamato Holdings Co., Ltd.	1,035
24	Yamazaki Baking Co., Ltd.	185
17	Yaskawa Electric Corp.	192
32	Yokogawa Electric Corp.	563
21	Zeon Corp.	271
		330,139
	Luxembourg — 0.5%
55	Arcelor	2,160
232	Tenaris S.A.	4,109
		6,269
	Mexico — 0.5%
26	Alfa S.A. de C.V., Class A	147
959	America Movil S.A. de C.V., Class L	1,638
105	Cemex S.A. de C.V., Unit	687
19	Controlodora Comercial Mexicana S.A. de C.V., Unit	32
32	Fomento Economico Mexicano S.A. de C.V., Unit	292
95	Grupo Carso S.A. de C.V., Class A1	217
220	Grupo Mexico S.A. de C.V., Class B	626
64	Grupo Modelo S.A., Class C	236
121	Grupo Televisa S.A.	479
34	Industrias Penoles S.A. de C.V.	266
65	Kimberly-Clark de Mexico S.A. de C.V., Class A	221
358	Telefonos de Mexico S.A. de C.V., Class A	402
687	Telefonos de Mexico S.A. de C.V., Class L	776
29	Vitro S.A. de C.V., Series A (a)	27
303	Wal-Mart de Mexico S.A. de C.V., Series V (a)	802
		6,848
	Netherlands — 3.1%
112	ABN Amro Holdings N.V.	3,338
89	Aegon N.V.	1,639
15	Akzo Nobel N.V.	795
34	ASML Holding N.V. (a)	696
4	Buhrmann N.V.	78
5	Koninklijke DSM NV	235
11	Euronext N.V.	889
24	European Aeronautic Defence & Space Co. N.V.	1,026
6	Getronics N.V.	76
67	Hagemeyer N.V. (a)	338
22	Heineken N.V.	830
118	ING Groep N.V. CVA	4,652
37	James Hardie Industries N.V.	250
92	Koninklijke Ahold N.V. (a)	723
84	Koninklijke Philips Electronics N.V.	2,827
-(h)	OCE N.V.	5
38	Qiagen N.V. (a)	564
2	Randstad Holdings N.V.	98
38	Reed Elsevier N.V.	537
3	Rodamco Europe N.V.	340
280	Royal Dutch Shell plc, Class A	8,773
126	Royal Dutch Shell plc, Class B	4,113
127	Royal KPN N.V.	1,426
9	Royal Numico N.V. (a)	399
2	SBM Offshore N.V.	218
29	TNT N.V.	995
38	Unilever N.V. CVA	2,640
8	Vedior N.V. CVA	154
14	VNU N.V.	448
1	Wereldhave N.V.	129
19	Wolters Kluwer N.V., Class C CVA	476
		39,707
	New Zealand — 0.3%
230	Auckland International Airport Ltd.	289
57	Contact Energy Ltd.	273
96	Fisher & Paykel Appliances Holdings Ltd.	251
123	Fisher & Paykel Healthcare Corp.	314
109	Fletcher Building Ltd.	595
70	Kiwi Income Property Trust, Unit	55
97	Sky City Entertainment Group Ltd.	320
45	Sky Network Television Ltd.	178
498	Telecom Corp. of New Zealand Ltd.	1,699
65	Tower Ltd. (a)	104
48	Vector Ltd.	83
37	Warehouse Group Ltd.	89
22	Waste Management NZ Ltd.	117
		4,367
	Norway — 1.4%
1	Aker ASA, Class A	29
134	DNB NOR ASA	1,807
13	Golar LNG Ltd. (a)	176
14	Hafslund ASA, Class B	253
16	Hafslund ASA, Class A	278
27	Norsk Hydro ASA	3,708
26	Norske Skogindustrier ASA	446

Shares	Security Description	Value ($)
	Norway — Continued
50	Orkla ASA	2,486
10	Petroleum Geo-Services ASA (a)	454
18	Schibsted ASA	485
8	Smedvig ASA, Class A	244
131	Statoil ASA	3,757
46	Storebrand ASA	518
22	Tandberg ASA	201
4	Tandberg Television ASA (a)	74
167	Telenor ASA	1,793
2	Tomra Systems ASA	16
39	Yara International ASA	624
		17,349
	Phillippines — 0.6%
4,586	Ayala Land, Inc.	1,008
703	Bank of the Philippine Islands	858
2,072	Filinvest Land, Inc. (a)	52
92	Manila Electric Co., Class B (a)	37
480	Metropolitan Bank & Trust	366
1,740	Petron Corp.	149
72	Philippine Long Distance Telephone Co.	2,682
252	San Miguel Corp., Class B	400
9,202	SM Prime Holdings, Inc.	1,419
		6,971
	Portugal — 0.8%
180	Banco BPI S.A. (Registered)	1,281
538	Banco Commercial Portugues S.A. (Reqistered)	1,715
22	Banco Espirito Santo S.A. (Registered)	405
65	Brisa-Auto Estradas de Portugal S.A.	638
81	Cimpor Cimentos de Portugal S.A.	540
532	Energias de Portugal S.A.	2,090
23	Jeronimo Martins	394
210	Portugal Telecom SGPS S.A. (Registered)	2,557
23	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	278
403	Sonae SGPS S.A.	659
		10,557
	Singapore — 0.5%
56	Ascendas Real Estate Investment Trust REIT	75
25	CapitaCommercial Trust REIT	28
115	CapitaLand Ltd.	345
5	CapitaMall Trust REIT	7
48	Chartered Semiconductor Manufacturing Ltd. (a)	47
43	City Developments Ltd.	288
98	ComfortDelgro Corp., Ltd.	102
5	Creative Technology Ltd.	40
6	Datacraft Asia Ltd. (a)	7
66	DBS Group Holdings Ltd.	665
3	Fraser and Neave Ltd.	37
34	Haw Par Corp., Ltd.	127
14	Jardine Cycle & Carriage Ltd.	97
46	Keppel Corp., Ltd.	393
17	Keppel Land Ltd.	52
53	Neptune Orient Lines Ltd.	71
29	Olam International Ltd.	31
110	Oversea-Chinese Banking Corp.	457
106	Parkway Holdings Ltd.	162
95	SembCorp Industries Ltd.	205
12	SembCorp. Marine Ltd.	21
34	Singapore Airlines Ltd.	291
47	Singapore Exchange Ltd.	116
2	Singapore Land Ltd.	9
41	Singapore Post Ltd.	30
131	Singapore Press Holdings Ltd.	365
46	Singapore Technologies Engineering Ltd.	88
401	Singapore Telecommunications Ltd.	657
87	STATS ChipPAC Ltd. (a)	68
39	Suntec Real Estate Investment Trust REIT	32
78	United Overseas Bank Ltd.	750
13	United Overseas Land Ltd.	23
17	Venture Corp., Ltd.	138
9	Want Want Holdings Ltd.	11
		5,835
	South Africa — 0.5%
6	Anglo Platinum Ltd.	559
6	AngloGold Ashanti Ltd.	332
6	AVI Ltd.	17
13	Barloworld Ltd.	277
2	Bidvest Group Ltd.	42
6	Consol Ltd.	15
37	Edgars Consolidated Stores Ltd.	228
153	FirstRand Ltd.	494
27	Gold Fields Ltd.	589
5	Harmony Gold Mining Co., Ltd. (a)	81
1	Impala Platinum Holdings Ltd.	174
9	Imperial Holdings Ltd. (a)	242
1	Investec Ltd.	56
11	Liberty Group Ltd.	159
30	Metropolitan Holdings Ltd.	69
15	Mittal Steel South Africa Ltd.	155
16	MTN Group Ltd.	159

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	South Africa — Continued
13	Nampak Ltd.	36
4	Naspers Ltd., Class N	73
14	Nedbank Group Ltd.	293
14	Sanlam Ltd.	37
14	Sappi Ltd.	208
37	Sasol Ltd.	1,403
15	Shoprite Holdings Ltd.	54
12	Standard Bank Group Ltd.	164
7	Telkom S.A. Ltd.	172
8	Tiger Brands Ltd.	218
		6,306
	South Korea — 0.6%
2	Cheil Communications, Inc.	516
12	Daelim Industrial Co.	942
25	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	668
10	Daishin Securities Co., Ltd (a)	204
8	Hyundai Mobis	744
6	LG Chem Ltd.	267
8	LG Electronics, Inc.	673
4	POSCO	927
1	Samsung Electronics Co., Ltd.	904
8	Samsung Fire & Marine Insurance Co., Ltd. (a)	1,114
1	Shinsegae Co., Ltd.	356
1	SK Telecom Co., Ltd.	232
		7,547
	Spain — 4.4%
27	Abertis Infraestructuras S.A.	711
1	Acciona S.A.	201
34	Acerinox S.A.	560
47	ACS Actividades Cons y Serv	1,819
40	Altadis S.A.	1,785
7	Antena 3 de Television S.A.	192
439	Banco Bilbao Vizcaya Argentaria S.A.	9,137
76	Banco Popular Espanol S.A.	1,123
778	Banco Santander Central Hispano S.A.	11,353
10	Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	135
14	Corp. Financiera Alba	691
33	Corp. Mapfre S.A.	664
122	Endesa S.A.	3,941
10	Fomento de Construcciones y Contratas S.A.	737
10	Gamesa Corp.Tecnologica S.A.	193
34	Gas Natural SDG S.A.	994
6	Grupo Ferrovial S.A.	454
100	Iberdrola S.A.	3,213
51	Iberia Lineas Aereas de Espana	141
31	Inditex S.A.	1,177
21	Indra Sistemas S.A.	420
7	Metrovacesa S.A.	584
4	Promotora de Informaciones S.A.	73
117	Repsol YPF S.A.	3,322
16	Sacyr Vallehermoso S.A.	528
17	Sociedad General de Aguas de Barcelona S.A., Class A	445
5	Sogecable S.A. (a)	205
11	Telefonica Publicidad e Informacion S.A.	126
534	Telefonica S.A.	8,366
18	Telefonica S.A. ADR	838
46	Telepizza (a)	123
31	Union Fenosa S.A.	1,173
44	Zeltia S.A.	349
		55,773
	Sweden — 1.8%
13	Alfa Laval AB	344
20	Assa Abloy AB, Class B	378
40	Atlas Copco AB, Class A	1,136
10	D Carnegie AB	216
23	Electrolux AB, Class B	653
1	Elekta AB, Class B	17
13	Eniro AB	148
12	Fabege Fastifheter RSC (a)	168
26	Gambro AB, Class A	309
4	Getinge AB, Class B	61
34	Hennes & Mauritz AB, Class B	1,226
12	Hoganas AB, Class B	284
4	Holmen AB, Class B	167
9	Kungsleden AB	358
3	Modern Times Group AB, Class B (a)	127
209	Nordea Bank AB	2,588
14	Sandvik AB	851
-(h)	SAS AB, Class B (a)	6
4	Scania AB , Class B	172
35	Securitas AB, Class B	679
61	Skandinaviska Enskilda Banken AB, Class A	1,500
27	Skanska AB , Class B	439
29	SKF AB, Class B	478
2	Ssab Svenskt Stal AB, Class A	90
3	Ssab Svenskt Stal AB, Class B	155
20	Svenska Cellulosa AB, Class B	856

Shares	Security Description	Value ($)
	Sweden — Continued
51	Svenska Handelsbanken AB, Class A	1,404
12	Swedish Match AB	162
16	Tele2 AB, Class B	183
1,187	Telefonaktiebolaget LM Ericsson, Class B	4,484
42	Telelogic AB (a)	115
132	TeliaSonera AB	789
8	Trelleborg AB, Class B	193
10	Volvo AB, Class A	476
19	Volvo AB, Class B	906
4	WM-data AB, Class B	12
		22,130
	Switzerland — 1.8%
53	ABB Ltd. (a)	664
7	Adecco S.A. (Registered)	376
3	Clariant AG (Registered) (a)	44
10	Compagnie Financiere Richemont AG, Class A, Unit	464
3	Converium Holding AG (a)	34
29	Credit Suisse Group	1,630
-(h)	Givaudan (Registered)	150
4	Holcim Ltd. (Registered)	325
1	Kudelski S.A.	32
-(h)	Kuoni Reisen Holding, Series B (a)	18
2	Logitech International S.A. (Registered) (a)	65
2	Lonza Group AG (Registered)	146
1	Micronas Semiconductor Holding AG (a)	19
12	Nestle S.A. (Registered)	3,579
-(h)	Nobel Biocare Holding AG	61
69	Novartis AG (Registered)	3,833
-(h)	Phonak Holding AG	7
20	Roche Holding AG	2,946
-(h)	Serono S.A., Class B	8
-(h)	SGS S.A.	380
72	STMicroelectronics N.V.	1,317
-(h)	Sulzer AG	29
12	Swatch Group AG	414
8	Swiss Reinsurance (Registered)	559
1	Swisscom AG (Registered)	327
3	Syngenta AG (a)	490
33	UBS AG (Registered)	3,617
-(h)	Unaxis Holding AG (Registered) (a)	90
4	Zurich Financial Services AG (Registered) (a)	1,052
		22,676
	Taiwan — 0.5%
400	Asustek Computer, Inc.	1,084
2,171	Far Eastern Textile Co., Ltd.	1,519
63	Hon Hai Precision Industry Co., Ltd.	389
490	Quanta Computer, Inc.	803
1,311	Taishin Financial Holdings Co., Ltd.	723
928	Taiwan Mobile Co., Ltd.	884
327	Taiwan Semiconductor Manufacturing Co., Ltd.	641
		6,043
	Thailand — 0.5%
200	Advance Agro plc (a)	131
65	Advanced Information Service plc	152
246	Bangkok Bank plc	733
152	Electricity Generating plc	307
751	Hana Microelectronics plc	585
604	ICC International plc	652
416	Kasikornbank plc	734
576	Nation Multimedia Group plc	153
101	PTT Exploration & Production plc	1,436
424	Shin Corp. plc	414
137	Siam Cement plc	900
		6,197
	Turkey — 0.6%
56	Akbank TAS	468
161	Akcansa Cimento A.S.	1,015
3	Aksa Akrilik Kimya Sanayii	27
106	Aksigorta A.S.	516
4	Alarko Holding A.S. (a)	155
15	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	466
38	Arcelik	314
41	Aygaz A.S.	158
150	Cimsa Cimento Sanayi VE Tica	1,105
64	Eregli Demir ve Celik Fabrikalari TAS	388
37	Ford Otomotiv Sanayi A.S.	331
40	Migros Turk TAS	491
46	Tofas Turk Otomobil Fabrik	144
49	Trakya Cam Sanayi A.S.	211
3	Tupras Turkiye Petrol Rafine	57
157	Turkiye Garanti Bankasi A.S. (a)	585
46	Turkiye Is Bankasi, Class C	382
79	Vestel Elektronik Sanayi (a)	323
80	Yapi ve Kredi Bankasi (a)	420
		7,556
	United Kingdom — 9.2%
30	3i Group plc	492
34	Aegis Group plc	80

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	United Kingdom — Continued
5	Aggreko plc	29
10	Alliance Unichem plc	160
12	Amec plc	85
39	Amvescap plc	364
107	Anglo American plc	4,133
59	ARM Holdings plc	137
7	Arriva plc	72
7	Associated British Ports Holdings plc	89
74	AstraZeneca plc	3,723
111	Aviva plc	1,540
57	BAA plc	827
144	BAE Systems plc	1,049
16	Balfour Beatty plc	104
305	Barclays plc	3,563
17	Barratt Developments plc	317
14	BBA Group plc	67
3	Bellway plc	73
3	Berkeley Group Holdings plc, Unit (a)	65
165	BG Group plc	2,063
111	BHP Billiton plc (a)	2,033
19	BOC Group plc	511
28	Boots Group plc	352
3	Bovis Homes Group plc	48
965	BP plc	11,095
44	Brambles Industries plc	331
37	British Airways plc (a)	225
71	British American Tobacco plc	1,709
33	British Land Co. plc	706
60	British Sky Broadcasting plc	558
1	Brixton plc	6
406	BT Group plc	1,565
14	Bunzl plc	169
21	Burberry Group plc	171
110	Cable & Wireless plc	208
101	Cadbury Schweppes plc	997
25	Capita Group plc	199
8	Carnival plc	393
21	Cattles plc	137
185	Centrica plc	903
5	Close Brothers Group plc	100
56	Cobham plc	182
112	Compass Group plc	441
26	Cookson Group plc (a)	233
201	Corus Group plc	308
14	Daily Mail & General Trust	169
3	Davis Service Group plc	26
5	De La Rue plc	45
137	Diageo plc	2,156
95	DSG International plc	304
5	DX Services plc	31
28	Electrocomponents plc	137
10	Emap plc	146
43	EMI Group plc	190
200	Energis plc (a)	3
13	Enterprise Inns plc	213
9	Filtrona plc	52
25	First Choice Holidays plc	93
15	Firstgroup plc	112
16	FKI plc	35
91	Friends Provident plc	328
32	Gallaher Group plc	467
49	GKN plc	282
272	GlaxoSmithKline plc	7,114
1	Great Portland Estates plc	5
43	Group 4 Securicor plc	140
41	GUS plc	753
8	Hammerson plc	177
44	Hanson plc	569
95	Hays plc	268
182	HBOS plc	3,041
93	Hilton Group plc	630
11	HMV Group plc	33
535	HSBC Holdings plc	8,961
19	ICAP plc	149
11	IMI plc	104
56	Imperial Chemical Industries plc	338
33	Imperial Tobacco Group plc	970
3	Inchcape plc	138
25	Intercontinental Hotels Group plc	416
86	International Power plc. (a)	422
4	Intertek Group plc	56
223	Invensys plc (a)	89
8	iSOFT Group plc	21
191	ITV plc	395
61	J Sainsbury plc	354
8	Johnson Matthey plc	185
13	Kelda Group plc	180
32	Kesa Electricals plc	174
98	Kingfisher plc	408
31	Land Securities Group plc	1,053
304	Legal & General Group plc	747
6	Liberty International plc	116

Shares	Security Description	Value ($)
	United Kingdom — Continued
264	Lloyds TSB Group plc	2,521
49	LogicaCMG plc	167
10	London Stock Exchange plc	179
14	Man Group plc	602
89	Marks & Spencer Group plc	860
15	Meggitt plc	92
15	MFI Furniture plc	27
28	Misys plc	110
41	Mitchells & Butlers plc	341
5	National Express Group plc	86
122	National Grid plc	1,207
12	Next plc	357
356	Old Mutual plc	1,242
37	Pearson plc	515
11	Persimmon plc	242
68	Pilkington plc	190
17	Premier Farnell plc	63
10	Provident Financial plc	119
113	Prudential plc	1,306
9	Punch Taverns plc	131
48	Rank Group plc	187
28	Reckitt Benckiser plc	991
61	Reed Elsevier plc	580
94	Rentokil Initial plc	254
12	Resolution plc	138
64	Reuters Group plc	442
38	Rexam plc	371
49	Rio Tinto plc	2,522
67	Rolls-Royce Group plc (a)	532
3,603	Rolls-Royce Group plc, Class B	6
132	Royal & Sun Alliance Insurance Group plc	316
152	Royal Bank of Scotland Group plc	4,928
41	SABMiller plc	812
65	Sage Group plc	312
13	Schroders plc	266
40	Scottish & Newcastle plc	360
40	Scottish & Southern Energy plc	788
98	Scottish Power plc	987
26	Serco Group plc	141
13	Severn Trent plc	260
66	Signet Group plc	125
9	Slough Estates plc	107
34	Smiths Group plc	571
41	Smith & Nephew plc	366
7	SSL International plc	37
34	Stagecoach Group plc	68
34	Stolt Offshore S.A. (a)	523
2	Stolt-Nielsen SA	52
20	Tate & Lyle plc	198
41	Taylor Woodward plc	284
3	Telent plc (a)	30
361	Tesco plc	2,068
27	Tomkins plc	158
6	Travis Perkins plc	171
10	Trinity Mirror plc	101
127	Unilever plc	1,296
18	United Business Media plc	224
38	United Utilities plc	455
2,995	Vodafone Group plc	6,249
8	Whitbread plc	158
10	William Hill plc	103
15	Wimpey George plc	144
25	Wolseley plc	614
15	Woolworths Group plc	9
56	WPP Group plc	665
29	Yell Group plc	271
		116,004
	Total Common Stocks (Cost $733,745)	1,228,392
	iShares — 0.3%
	Germany — 0.1%
65	MSCI Germany Index Fund	1,489
	United States — 0.2%
24	MSCI Pacific ex-Japan Index Fund	2,473
	Total iShares (Cost $3,575)	3,962
	Preferred Stocks — 0.9%
	Brazil — 0.5%
65	Aracruz Celulose S.A.	344
22	Banco Bradesco S.A.	807
38	Banco Itau Holding Financeira S.A.	1,124
7,316	Brasil Telecom Participacoes S.A.	53
5,986	Cia Brasileira de Distribuicao Grupo Pao de Acucar	251
788	Cia de Bebidas das Americas	340
2,930	Cia Energetica de Minas Gerais S.A.	133
29	Cia Vale do Rio Doce	1,243
33	Contax Participacoes S.A.	42
21	Petroleo Brasileiro S.A.	425
33	Tele Norte Leste Participacoe S.A.	551
23	Uniao De Bancos Brasileiros	154
8	Vivo Participacoes S.A. (a)	35
13	Votorantim Celulosee e Papel S.A.	206

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Brazil — Continued
		5,708
	Germany — 0.4%
14	Henkel KGaA	1,622
2	Porsche AG	1,875
16	ProSiebenSat.1 Media AG	406
12	RWE AG	965
17	Volkswagen AG	909
		5,777
	Singapore — 0.0% (g)
34	Oversea-Chinese Banking Corp., Class G (a)	21
	Total Preferred Stocks (Cost $5,361)	11,506
Number of Rights
	Rights — 0.0% (g)
	Brazil — 0.0% (g)
11	Rio Bond expiring 12/31/09 (a)	-(h)
	France — 0.0% (g)
18	Vinci S.A. expiring 04/28/06 (a)	38
	Hong Kong — 0.0% (g)
115	Hutchinson Whampoa Ltd. (a)	-(h)
	Total Rights (Cost $-)	38
	Warrants — 0.0% (g)
	Singapore — 0.0% (g)
5	City Developments Ltd., expiring 05/10/06 (a)	26
	Switzerland — 0.0%(g)
3	Syngenta AG expiring 05/23/06 (a)	4
	Total Warrants (Cost $-)	30
	Total Long-Term Investments (Cost $742,681)	1,243,928
	Short-Term Investments — 0.7%
	Investment Company — 0.6%
8,365	JPMorgan Liquid Assets Money Market Fund (b) (m)	8,365
	U.S. Treasury Obligation — 0.1%
1,050	U.S. Treasury Bills 4.37%, 04/27/06 (k) (n)	1,047
	Total Short-Term Investments (Cost $9,411)	9,412
	Total Investments — 99.1% (Cost $752,092)	1,253,340
	Other Assets in Excess of Liabilities — 0.9%	11,161
	Net Assets — 100.0%	$1,264,501

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)
All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of this security is segregated for current or potential of forward foreign currency contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Risparmio Non-Convertible Savings Shares

Summary of Investments by Industry, March 31, 2006
The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry
Commercial Banks	16.8%
Oil, Gas & Consumable Fuels	7.2
Diversified Telecommunication Services	4.8
Insurance	4.8
Pharmaceuticals	4.6
Electric Utilities	4.5
Automobiles	4.1
Chemicals	3.5
Metals & Mining	3.4
Capital Markets	2.7
Household Durables	2.1
Real Estate	1.9
Industrial Conglomerates	1.9
Machinery	1.8
Media	1.7
Food & Staples Retailing	1.6
Construction Materials	1.6
Food Products	1.6
Diversified Financial Services	1.5
Electronic Equipment & Instruments	1.4
Wireless Telecommunication Services	1.4
Software	1.2
Beverages	1.2
Multi-Utilities	1.1
Communications Equipment	1.1
Auto Components	1.1
Other (less than 1%)	17.3
Short-Term Investments	1.0
Total	99.1%

Futures Contracts
(Amounts in thousands, except number of contracts)
Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
183	Dow Jones Euro Stoxx	June, 2006	$8,418	$255
31	FTSE 100 Index	June, 2006	3,215	45
45	Topix Index	June, 2006	6,605	426
				$726

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,583
Aggregate gross unrealized depreciation	(25,335)
Net unrealized appreciation/depreciation	$501,248
Federal income tax cost of investments	$752,092

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 0.6%
76	Northrop Grumman Corp.	5,204
	Airlines — 0.5%
233	Southwest Airlines Co.	4,190
	Auto Components — 0.6%
381	Goodyear Tire & Rubber Co. (The) (a)	5,511
	Biotechnology — 0.7%
230	Applera Corp.- Applied Biosystems Group	6,234
	Building Products — 0.9%
89	USG Corp. (a)	8,409
	Capital Markets — 3.1%
70	Affiliated Managers Group, Inc. (a)	7,452
130	American Capital Strategies Ltd.	4,571
376	E*Trade Financial Corp. (a)	10,153
205	Raymond James Financial, Inc.	6,061
		28,237
	Commercial Banks — 4.0%
235	Colonial BancGroup, Inc. (The)	5,872
246	Keycorp	9,053
50	PNC Financial Services Group, Inc.	3,366
63	UnionBanCal Corp.	4,399
111	Wachovia Corp.	6,210
91	Zions Bancorp	7,528
		36,428
	Commercial Services & Supplies — 2.9%
165	Education Management Corp. (a)	6,864
164	Equifax, Inc.	6,091
103	HNI Corp.	6,095
212	R.R. Donnelley & Sons Co.	6,943
		25,993
	Communications Equipment — 1.7%
160	Adtran, Inc.	4,192
150	Harris Corp.	7,081
240	Tellabs, Inc. (a)	3,822
		15,095
	Computers & Peripherals — 1.2%
82	SanDisk Corp. (a)	4,688
327	Western Digital Corp. (a)	6,346
		11,034
	Construction Materials — 1.0%
136	Eagle Materials, Inc.	8,665
	Consumer Finance — 1.2%
192	AmeriCredit Corp. (a)	5,888
127	CompuCredit Corp. (a)	4,678
		10,566
	Diversified Financial Services — 0.9%
146	CIT Group, Inc.	7,787
	Diversified Telecommunication Services — 1.4%
201	AT&T, Inc.	5,425
178	CenturyTel, Inc.	6,964
		12,389
	Electric Utilities — 2.2%
194	Edison International	7,985
256	PPL Corp.	7,512
105	TXU Corp.	4,702
		20,199
	Electrical Equipment — 0.3%
57	Thomas & Betts Corp. (a)	2,929
	Electronic Equipment & Instruments — 2.1%
187	Arrow Electronics, Inc. (a)	6,048
241	Avnet, Inc. (a)	6,106
162	Jabil Circuit, Inc. (a)	6,935
		19,089
	Energy Equipment & Services — 2.4%
152	Helix Energy Solutions Group, Inc. (a)	5,742
89	Maverick Tube Corp. (a)	4,705
192	Pride International, Inc. (a)	5,999
138	Todco, Class A (a)	5,419
		21,865
	Food & Staples Retailing — 1.5%
415	Kroger Co. (The) (a)	8,445
200	Safeway, Inc.	5,034
		13,479
	Food Products — 1.1%
303	Archer-Daniels-Midland Co.	10,204
	Gas Utilities — 0.5%
134	AGL Resources, Inc.	4,834
	Health Care Providers & Services — 5.9%
167	AmerisourceBergen Corp.	8,042
151	Community Health Systems, Inc. (a)	5,444
128	Coventry Health Care, Inc. (a)	6,926
85	Express Scripts, Inc. (a)	7,471
135	Health Net, Inc. (a)	6,871
142	Humana, Inc. (a)	7,450
60	Pediatrix Medical Group, Inc. (a)	6,179

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Health Care Providers & Services — Continued
134	Sierra Health Services, Inc. (a)	5,438
		53,821
	Hotels, Restaurants & Leisure — 2.5%
80	Choice Hotels International, Inc.	3,672
183	Darden Restaurants, Inc.	7,499
183	GTECH Holdings Corp.	6,238
156	International Game Technology	5,501
		22,910
	Household Durables — 4.3%
77	Black & Decker Corp.	6,725
105	Lennar Corp., Class A	6,346
283	Newell Rubbermaid, Inc.	7,119
8	NVR, Inc. (a)	6,059
122	Stanley Works (The)	6,196
74	Whirlpool Corp.	6,805
		39,250
	Household Products — 0.6%
108	Energizer Holdings, Inc. (a)	5,749
	Industrial Conglomerates — 1.0%
85	Teleflex, Inc.	6,076
40	Walter Industries, Inc.	2,672
		8,748
	Insurance — 4.5%
130	American Financial Group, Inc.	5,397
146	Assurant, Inc.	7,197
133	CNA Financial Corp. (a)	4,241
127	First American Corp.	4,989
181	HCC Insurance Holdings, Inc.	6,296
168	Philadelphia Consolidated Holding Co. (a)	5,735
126	W.R. Berkley Corp.	7,333
		41,188
	IT Services — 2.4%
201	Acxiom Corp.	5,197
243	Ceridian Corp. (a)	6,179
130	Global Payments, Inc.	6,875
161	Sabre Holdings Corp., Class A	3,779
		22,030
	Machinery — 3.5%
72	Cummins, Inc.	7,574
98	Parker Hannifin Corp.	7,876
76	Reliance Steel & Aluminum Co.	7,157
115	Terex Corp. (a)	9,140
		31,747
	Media — 2.4%
65	Gannett Co., Inc.	3,895
135	John Wiley & Sons, Inc., Class A	5,117
106	Meredith Corp.	5,930
63	NTL, Inc. (a)	1,823
58	Omnicom Group, Inc.	4,862
		21,627
	Metals & Mining — 3.9%
91	Freeport-McMoRan Copper & Gold, Inc., Class B	5,451
122	Nucor Corp.	12,774
120	Phelps Dodge Corp.	9,639
89	Southern Copper Corp.	7,485
		35,349
	Multi-Utilities — 4.2%
168	Energen Corp.	5,875
234	Energy East Corp.	5,686
181	MDU Resources Group, Inc.	6,054
186	National Fuel Gas Co.	6,099
203	Oneok, Inc.	6,531
169	Sempra Energy	7,829
		38,074
	Multiline Retail — 1.7%
123	J.C. Penney Co., Inc.	7,412
199	Nordstrom, Inc.	7,785
		15,197
	Oil, Gas & Consumable Fuels — 4.9%
120	Frontier Oil Corp.	7,110
72	Marathon Oil Corp.	5,505
60	Occidental Petroleum Corp.	5,541
102	Sunoco, Inc.	7,920
100	Tesoro Corp.	6,834
103	Valero Energy Corp.	6,175
137	W&T Offshore, Inc.	5,506
		44,591
	Pharmaceuticals — 3.6%
115	Barr Pharmaceuticals, Inc. (a)	7,243
191	Endo Pharmaceuticals Holdings, Inc. (a)	6,270
383	King Pharmaceuticals, Inc. (a)	6,599
117	Kos Pharmaceuticals, Inc. (a)	5,565
125	Omnicare, Inc.	6,896
		32,573
	Real Estate — 6.9%
128	AMB Property Corp. REIT	6,947
123	CB Richard Ellis Services, Inc., Class A (a)	9,918

Shares	Security Description	Value ($)
	Real Estate — Continued
134	CBL & Associates Properties, Inc. REIT	5,683
112	Colonial Properties Trust REIT	5,615
153	General Growth Properties, Inc. REIT	7,457
129	Hospitality Properties Trust REIT	5,629
128	Host Marriott Corp. REIT	2,746
91	Jones Lang LaSalle, Inc.	6,934
66	Simon Property Group, Inc. REIT	5,543
184	Ventas, Inc. REIT	6,088
		62,560
	Road & Rail — 1.7%
66	Burlington Northern Santa Fe Corp.	5,514
183	Norfolk Southern Corp.	9,912
		15,426
	Semiconductors & Semiconductor Equipment — 4.9%
301	Freescale Semiconductor, Inc., Class B (a)	8,362
134	Lam Research Corp. (a)	5,745
203	MEMC Electronic Materials, Inc. (a)	7,476
262	Micron Technology, Inc. (a)	3,851
283	National Semiconductor Corp.	7,879
157	Nvidia Corp. (a)	8,972
258	ON Semiconductor Corp. (a)	1,871
		44,156
	Software — 2.4%
294	BMC Software, Inc. (a)	6,358
368	Cadence Design Systems, Inc. (a)	6,795
95	Fair Isaac Corp.	3,756
244	Sybase, Inc. (a)	5,162
		22,071
	Specialty Retail — 3.6%
249	American Eagle Outfitters, Inc.	7,438
132	Barnes & Noble, Inc.	6,106
116	Burlington Coat Factory Warehouse Corp.	5,268
199	Claire’s Stores, Inc.	7,208
143	Sherwin-Williams Co. (The)	7,076
		33,096
	Thrifts & Mortgage Finance — 1.9%
83	Downey Financial Corp.	5,552
75	Golden West Financial Corp.	5,065
115	Radian Group, Inc.	6,917
		17,534
	Tobacco — 1.6%
142	Loews Corp. - Carolina Group	6,711
73	Reynolds American, Inc.	7,702
		14,413
	Total Common Stocks (Cost $738,083)	900,451
Principal Amount ($)
	Short-Term Investment — 1.3%
	Investment Company — 1.3%
12,115	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $12,115)	12,115
	Investments of Cash Collateral for Securities on Loan — 13.4%
	Certificates of Deposit — 2.6%
6,499	Canadian Imperial Bank N.Y., FRN, 4.87%, 02/14/08	6,499
5,000	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	5,000
5,000	Deutsche Bank New York, FRN, 4.97%, 01/22/08	5,000
4,999	Nordea Bank New York, FRN, 4.82%, 01/03/07	4,999
1,955	World Savings Bank FSB, FRN, 4.91%, 09/15/06	1,955
		23,453
	Commercial Paper — 0.6%
5,000	Morgan Stanley, FRN, 4.96%, 04/17/06	5,000
	Corporate Notes — 5.4%
5,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	5,000
7,800	Bank of America, FRN, 4.81%, 11/07/06	7,800
750	Beta Finance, Inc., FRN, 4.87%, 01/15/08	750
3,951	Beta Finance, Inc., FRN, 4.94%, 03/15/07	3,951
5,800	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	5,800
782	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	782
4,900	Citigroup Global Markets Holdings, Inc., FRN, 4,95%, 04/07/06	4,900
2,737	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	2,737
1,173	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	1,173
4,998	K2(USA) LLC, FRN, 4.89%, 02/15/08	4,997
5,501	Links Finance LLC, FRN, 4.92%, 10/06/06	5,501
587	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	587
5,000	Wachovia Bank N.A., FRN, 4.80%, 10/02/06	5,000
		48,978

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Repurchase Agreements — 4.8%
14,982	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $14,988, collateralized by U.S. Government Agency Mortgages	14,982
5,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
24,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $24,010, collateralized by common stock	24,000
		43,982
	Total Investments of Cash Collateral for Securities on Loan (Cost $121,413)	121,413
	Total Investments — 113.9% (Cost $871,611)	1,033,979
	Liabilities in Excess of Other Assets — (13.9)%	(126,220)
	Net Assets — 100.0%	$907,759

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,258
Aggregate gross unrealized depreciation	(8,890)
Net unrealized appreciation/depreciation	$162,368
Federal income tax cost of investments	$871,611

JPMorgan Investor Balanced Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares		Value
	Investment Companies — 99.9% (b)
14,604	JPMorgan Core Bond Fund	$152,466
27,412	JPMorgan Core Plus Bond Fund	209,157
2,247	JPMorgan Emerging Market Debt Fund	18,586
2,514	JPMorgan Equity Income Fund	30,316
17,145	JPMorgan Government Bond Fund	170,936
17,534	JPMorgan High Yield Bond Fund	144,829
9,009	JPMorgan Intermediate Bond Fund	92,072
1,111	JPMorgan International Equity Fund	39,367
4,558	JPMorgan International Equity Index Fund	113,398
4,634	JPMorgan Intrepid America Fund	118,082
3,011	JPMorgan Intrepid Growth Fund	64,884
1,206	JPMorgan Intrepid Long/Short Fund (a)	18,416
2,107	JPMorgan Intrepid Mid Cap Fund	38,269
1,755	JPMorgan Japan Fund (a)	18,906
4,219	JPMorgan Large Cap Growth Fund	69,100
5,921	JPMorgan Large Cap Value Fund	97,044
19,676	JPMorgan Liquid Assets Money Market Fund	19,676
5,840	JPMorgan Market Expansion Index Fund	75,512
12,183	JPMorgan Multi-Cap Market Neutral Fund	130,241
1,951	JPMorgan Real Return Fund	18,474
3,927	JPMorgan Short Duration Bond Fund	40,956
10,806	JPMorgan U.S. Equity Fund	123,514
1,110	JPMorgan U.S. Large Cap Core Plus Fund (a)	18,400
862	JPMorgan U.S. Real Estate Fund	19,165
2,254	JPMorgan Ultra Short Term Bond Fund	21,904
	Total Investment Companies (Cost $1,682,858)	1,863,670
	Total Investments — 99.9% (Cost $1,721,335)	1,863,670
	Other Assets in Excess of Liabilities — 0.1%	2,278
	Net Assets — 100.0%	$1,865,948

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,139
Aggregate gross unrealized depreciation	(21,804)
Net unrealized appreciation/depreciation	$142,335
Federal income tax cost of investments	$1,721,335

JPMorgan Investor Conservative Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Investment Companies — 99.8% (b)
8,384	JPMorgan Core Bond Fund	$87,524
12,503	JPMorgan Core Plus Bond Fund	95,398
932	JPMorgan Emerging Market Debt Fund	7,704
1,529	JPMorgan Equity Income Fund	18,443
7,970	JPMorgan Government Bond Fund	79,464
6,646	JPMorgan High Yield Bond Fund	54,899
7,029	JPMorgan Intermediate Bond Fund	71,833
243	JPMorgan International Equity Fund	8,601
656	JPMorgan International Equity Index Fund	16,330
1,105	JPMorgan Intrepid America Fund	28,165
866	JPMorgan Intrepid Growth Fund	18,670
522	JPMorgan Intrepid Long/Short Fund (a)	7,963
894	JPMorgan Intrepid Mid Cap Fund	16,228
759	JPMorgan Japan Fund (a)	8,176
899	JPMorgan Large Cap Growth Fund	14,728
1,390	JPMorgan Large Cap Value Fund	22,788
4,998	JPMorgan Liquid Assets Money Market Fund	4,998
5,236	JPMorgan Multi-Cap Market Neutral Fund	55,970
832	JPMorgan Real Return Fund	7,879
7,857	JPMorgan Short Duration Bond Fund	81,953
2,323	JPMorgan U.S. Equity Fund	26,549
480	JPMorgan U.S. Large Cap Core Plus Fund (a)	7,957
378	JPMorgan U.S. Real Estate Fund	8,412
5,119	JPMorgan Ultra Short Term Bond Fund	49,754
	Total Investment Companies (Cost $773,329)	800,386
	Total Investments — 99.8% (Cost $773,329)	800,386
	Other Assets in Excess of Liabilities — 0.2%	1,647
	Net Assets — 100.0%	$802,033

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,356
Aggregate gross unrealized depreciation	(14,299)
Net unrealized appreciation/depreciation	$27,057
Federal income tax cost of investments	$773,329

JPMorgan Investor Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Investment Companies — 100.0% (b)
2,070	JPMorgan Core Bond Fund	$21,609
1,505	JPMorgan Emerging Market Debt Fund	12,445
5,036	JPMorgan High Yield Bond Fund	41,600
1,906	JPMorgan International Equity Fund	67,585
4,705	JPMorgan International Equity Index Fund	117,053
5,321	JPMorgan Intrepid America Fund	135,568
3,126	JPMorgan Intrepid Growth Fund	67,373
815	JPMorgan Intrepid Long/Short Fund (a)	12,443
4,318	JPMorgan Intrepid Mid Cap Fund	78,423
1,186	JPMorgan Japan Fund (a)	12,774
7,902	JPMorgan Large Cap Growth Fund	129,428
10,314	JPMorgan Large Cap Value Fund	169,043
14,052	JPMorgan Liquid Assets Money Market Fund	14,052
6,062	JPMorgan Market Expansion Index Fund	78,382
8,469	JPMorgan Multi-Cap Market Neutral Fund	90,529
1,309	JPMorgan Real Return Fund	12,399
1,575	JPMorgan Small Cap Value Fund	39,931
13,705	JPMorgan U.S. Equity Fund	156,645
750	JPMorgan U.S. Large Cap Core Plus Fund (a)	12,433
620	JPMorgan U.S. Real Estate Fund	13,794
1,282	JPMorgan Ultra Short Term Bond Fund	12,462
	Total Investment Companies (Cost $1,110,093)	1,295,971
	Total Investments — 100.0% (Cost $1,110,093)	1,295,971
	Other Assets in Excess of Liabilities — 0.0% (g)	243
	Net Assets — 100.0%	$1,296,214

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,381
Aggregate gross unrealized depreciation	(1,503)
Net unrealized appreciation/depreciation	$185,878
Federal income tax cost of investments	$1,110,093

JPMorgan Investor Growth & Income Fund

Schedule of Portfolio Investments

(Amounts in thousands)

Shares	Security Description	Value
	Investment Companies — 99.5% (b)
7,952	JPMorgan Core Bond Fund	$83,016
18,851	JPMorgan Core Plus Bond Fund	143,831
2,293	JPMorgan Emerging Market Debt Fund	18,967
8,391	JPMorgan Government Bond Fund	83,656
18,030	JPMorgan High Yield Bond Fund	148,923
2,197	JPMorgan Intermediate Bond Fund	22,456
2,302	JPMorgan International Equity Fund	81,609
4,798	JPMorgan International Equity Index Fund	119,367
5,700	JPMorgan Intrepid America Fund	145,227
3,639	JPMorgan Intrepid Growth Fund	78,424
1,239	JPMorgan Intrepid Long/Short Fund (a)	18,913
4,335	JPMorgan Intrepid Mid Cap Fund	78,724
1,803	JPMorgan Japan Fund (a)	19,419
9,721	JPMorgan Large Cap Growth Fund	159,234
12,730	JPMorgan Large Cap Value Fund	208,651
13,690	JPMorgan Liquid Assets Money Market Fund	13,690
7,605	JPMorgan Market Expansion Index Fund	98,329
12,758	JPMorgan Multi-Cap Market Neutral Fund	136,388
1,968	JPMorgan Real Return Fund	18,639
1,579	JPMorgan Small Cap Value Fund	40,049
16,477	JPMorgan U.S. Equity Fund	188,335
1,140	JPMorgan U.S. Large Cap Core Plus Fund (a)	18,897
904	JPMorgan U.S. Real Estate Fund	20,100
	Total Investment Companies (Cost $1,710,816)	1,944,844
	Total Investments — 99.5% (Cost $1,710,816)	1,944,844
	Other Assets in Excess of Liabilities — 0.5%	10,639
	Net Assets — 100.0%	$1,955,483

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,674
Aggregate gross unrealized depreciation	(5,646)
Net unrealized appreciation/depreciation	$234,028
Federal income tax cost of investments	$1,710,816

JPMorgan Large Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 4.7%
455	Boeing Co.	35,435
319	General Dynamics Corp.	20,400
176	Lockheed Martin Corp.	13,208
		69,043
	Air Freight & Logistics — 1.5%
250	Expeditors International of Washington, Inc.	21,589
	Beverages — 1.2%
305	PepsiCo, Inc.	17,632
	Biotechnology — 6.8%
465	Amgen, Inc. (a)	33,847
296	Celgene Corp. (a)	13,080
315	Genentech, Inc. (a)	26,591
263	Gilead Sciences, Inc. (a)	16,382
280	MedImmune, Inc. (a)	10,225
		100,125
	Capital Markets — 1.8%
173	Franklin Resources, Inc.	16,266
86	Legg Mason, Inc.	10,828
		27,094
	Chemicals — 2.4%
232	Monsanto Co.	19,679
294	Praxair, Inc.	16,212
		35,891
	Commercial Services & Supplies — 1.9%
154	Corporate Executive Board Co.	15,539
328	Robert Half International, Inc.	12,679
		28,218
	Communications Equipment — 6.9%
1,553	Corning, Inc. (a)	41,779
935	Motorola, Inc.	21,431
754	QUALCOMM, Inc.	38,167
		101,377
	Computers & Peripherals — 3.4%
454	Apple Computer, Inc. (a)	28,469
652	Hewlett-Packard Co.	21,464
		49,933
	Diversified Financial Services — 5.0%
87	Chicago Mercantile Exchange Holdings, Inc.	39,147
377	Lazard Ltd., Class A (Bermuda)	16,664
258	Moody’s Corp.	18,415
		74,226
	Electrical Equipment — 1.1%
345	Roper Industries, Inc.	16,777
	Energy Equipment & Services — 2.2%
106	Schlumberger Ltd. (Netherlands)	13,391
471	Smith International, Inc.	18,368
		31,759
	Food & Staples Retailing — 3.1%
193	Costco Wholesale Corp.	10,442
912	CVS Corp.	27,256
347	Safeway, Inc.	8,709
		46,407
	Health Care Equipment & Supplies — 2.3%
118	Alcon, Inc. (Switzerland)	12,303
416	Medtronic, Inc.	21,086
		33,389
	Health Care Providers & Services — 7.8%
423	Aetna, Inc.	20,776
195	DaVita, Inc. (a)	11,711
176	Express Scripts, Inc. (a)	15,488
145	Laboratory Corp. of America Holdings (a)	8,477
262	Medco Health Solutions, Inc. (a)	14,980
778	UnitedHealth Group, Inc.	43,441
		114,873
	Hotels, Restaurants & Leisure — 2.6%
348	Marriott International, Inc., Class A	23,859
404	McDonald’s Corp.	13,868
		37,727
	Household Products — 4.0%
1,019	Procter & Gamble Co.	58,693
	Industrial Conglomerates — 2.9%
1,242	General Electric Co.	43,200
	Insurance — 1.1%
211	Prudential Financial, Inc.	15,973
	Internet Software & Services — 3.3%
124	Google, Inc., Class A (a)	48,339
	IT Services — 4.4%
107	Affiliated Computer Services, Inc., Class A (a)	6,385
443	Automatic Data Processing, Inc.	20,227
434	Cognizant Technology Solutions Corp., Class A (a)	25,795
304	Iron Mountain, Inc. (a)	12,399

JPMorgan Large Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	IT Services — Continued
		64,806
	Multiline Retail — 1.1%
255	Nordstrom, Inc.	9,971
110	Target Corp.	5,707
		15,678
	Oil, Gas & Consumable Fuels — 2.8%
278	EOG Resources, Inc.	20,023
351	Valero Energy Corp.	21,007
		41,030
	Pharmaceuticals — 4.1%
386	Johnson & Johnson	22,856
395	Teva Pharmaceutical Industries Ltd. ADR (Israel)	16,250
434	Wyeth	21,033
		60,139
	Road & Rail — 1.9%
227	Burlington Northern Santa Fe Corp.	18,875
163	Norfolk Southern Corp.	8,797
		27,672
	Semiconductors & Semiconductor Equipment — 3.4%
231	Broadcom Corp., Class A (a)	9,978
363	Marvell Technology Group Ltd. (Bermuda) (a)	19,644
647	Texas Instruments, Inc.	20,992
		50,614
	Software — 4.9%
441	Adobe Systems, Inc. (a)	15,386
389	Autodesk, Inc. (a)	15,000
1,520	Microsoft Corp.	41,359
		71,745
	Specialty Retail — 4.6%
536	Lowe’s Cos., Inc.	34,514
298	Michaels Stores, Inc.	11,188
855	Staples, Inc.	21,807
		67,509
	Textiles, Apparel & Luxury Goods — 1.0%
426	Coach, Inc. (a)	14,714
	Tobacco — 2.3%
472	Altria Group, Inc.	33,446
	Wireless Telecommunication Services — 2.8%
403	America Movil S.A. de C.V., ADR, Series L (Mexico)	13,790
971	Crown Castle International Corp. (a)	27,520
		41,310
	Total Common Stocks (Cost $1,093,775)	1,460,928
Principal Amount ($)
	Short-Term Investment — 0.7%
	Investment Company — 0.7%
11,068	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $11,068)	11,068
	Investment of Cash Collateral for Securities on Loan — 6.6%
	Cash Deposits — 0.7%
4,100	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	4,100
4,000	Nordea Bank, New York, FRN, 4.82%, 01/03/07	4,000
1,809	World Savings Bank FSB, FRN, 4.91%, 09/15/06	1,809
		9,909
	Commercial Papers — 0.3%
4,966	ASAP Funding Ltd., 4.78%, 05/05/06	4,966
	Corporate Notes — 2.3%
5,000	Bank of America, FRN, 4.81%, 11/07/06	5,000
5,002	Beta Finance, Inc., FRN, 4.94%, 03/15/07	5,001
200	Beta Finance, Inc., FRN, 4.87%, 01/15/08	200
4,600	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	4,600
731	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	731
3,400	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	3,400
6,000	Dorada Finance, Inc., FRN, 4.87%, 01/14/08	6,000
2,533	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	2,533
1,085	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	1,085
5,001	Links Finance LLC, FRN, 4.92%, 10/06/06	5,001
543	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	543
		34,094
	Repurchase Agreements — 3.3%
2,644	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $2,645, collateralized by U.S. Government Agency Mortgages	2,644
15,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages	15,000

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
15,000	Lehman Brothers, Inc., 4,89%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages	15,000
15,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06 repurchase price $15,006, collateralized by U.S. Government Agency Mortgages	15,000
		47,644
	Total Investment of Cash Collateral for Securities on Loan (Cost $96,613)	96,613
	Total Investments — 106.6% (Cost $1,201,456)	1,568,609
	Liabilities in Excess of Other Assets — (6.6)%	(97,296)
	Net Assets — 100.0%	$1,471,313

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$374,678
Aggregate gross unrealized depreciation	(7,525)
Net unrealized appreciation/depreciation	$367,153
Federal income tax cost of investments	$1,201,456

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long Positions — 96.1% (p)
	Common Stocks — 96.1%
	Aerospace & Defense — 2.1%
60	Alliant Techsystems, Inc. (a)	4,645
74	Ceradyne, Inc. (a)	3,672
91	DRS Technologies, Inc.	4,984
71	General Dynamics Corp.	4,517
83	Lockheed Martin Corp.	6,215
97	Northrop Grumman Corp.	6,624
120	Raytheon Co.	5,479
		36,136
	Air Freight & Logistics — 0.2%
83	EGL, Inc. (a)	3,715
	Airlines — 0.8%
168	AMR Corp. (a)	4,549
185	Continental Airlines, Inc., Class B (a)	4,965
172	Skywest, Inc.	5,040
		14,554
	Auto Components — 0.2%
220	ArvinMeritor, Inc.	3,276
	Automobiles — 0.3%
658	Ford Motor Co.	5,239
	Beverages — 0.8%
252	Coca-Cola Enterprises, Inc.	5,119
204	Pepsi Bottling Group, Inc.	6,197
84	PepsiAmericas, Inc.	2,055
		13,371
	Biotechnology — 1.4%
64	Amgen, Inc. (a)	4,622
63	Applera Corp.- Applied Biosystems Group	1,720
29	CV Therapeutics, Inc. (a)	630
74	ICOS Corp. (a)	1,628
78	Invitrogen Corp. (a)	5,456
281	Millennium Pharmaceuticals, Inc. (a)	2,841
113	United Therapeutics Corp. (a)	7,482
		24,379
	Building Products — 0.5%
166	Lennox International, Inc.	4,967
75	NCI Building Systems, Inc. (a)	4,512
		9,479
	Capital Markets — 1.9%
49	Bear Stearns Cos., Inc. (The)	6,812
44	Goldman Sachs Group, Inc.	6,879
56	Lehman Brothers Holdings, Inc.	8,065
72	Merrill Lynch & Co., Inc.	5,710
87	Morgan Stanley	5,493
		32,959
	Chemicals — 2.1%
76	H.B. Fuller Co.	3,886
144	Headwaters, Inc. (a)	5,730
73	Hercules, Inc. (a)	1,006
210	Huntsman Corp. (a)	4,056
136	Lubrizol Corp.	5,847
239	Lyondell Chemical Co.	4,757
244	Olin Corp.	5,240
81	Rohm & Haas Co.	3,937
6	Tronox, Inc. (a)	109
93	Valspar Corp.	2,599
		37,167
	Commercial Banks — 2.4%
120	Bank of America Corp.	5,469
93	Comerica, Inc.	5,393
263	First Bancorp (Puerto Rico)	3,253
111	First Horizon National Corp.	4,640
78	Greater Bay Bancorp	2,171
148	Keycorp	5,430
52	PNC Financial Services Group, Inc.	3,475
18	SunTrust Banks, Inc.	1,341
156	U.S. Bancorp	4,743
85	Wachovia Corp.	4,777
		40,692
	Commercial Services & Supplies — 2.6%
150	Administaff, Inc.	8,149
60	ARAMARK Corp., Class B	1,779
167	Career Education Corp. (a)	6,301
86	Education Management Corp. (a)	3,557
126	FTI Consulting, Inc. (a)	3,596
83	IKON Office Solutions, Inc.	1,190
35	Jackson Hewitt Tax Service, Inc.	1,099
48	Labor Ready, Inc. (a)	1,152
105	Manpower, Inc.	6,021
163	R.R. Donnelley & Sons Co.	5,330
143	Sotheby’s Holdings, Inc., Class A (a)	4,157
44	United Stationers, Inc. (a)	2,335
		44,666
	Communications Equipment — 2.4%
187	Adtran, Inc.	4,892
170	Andrew Corp. (a)	2,092

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Communications Equipment — Continued
538	Arris Group, Inc. (a)	7,401
247	Avaya, Inc. (a)	2,791
257	CommScope, Inc. (a)	7,334
247	Motorola, Inc.	5,648
307	Tekelec (a)	4,249
490	Tellabs, Inc. (a)	7,783
		42,190
	Computers & Peripherals — 2.0%
939	Brocade Communications Systems, Inc. (a)	6,274
227	Hewlett-Packard Co.	7,471
128	Komag, Inc. (a)	6,075
39	Lexmark International, Inc., Class A (a)	1,757
266	Seagate Technology (Cayman Islands) (a)	6,994
267	Western Digital Corp. (a)	5,196
		33,767
	Construction & Engineering — 0.6%
102	EMCOR Group, Inc. (a)	5,056
93	Granite Construction, Inc.	4,522
		9,578
	Construction Materials — 0.7%
137	Eagle Materials, Inc.	8,705
34	Martin Marietta Materials, Inc.	3,658
		12,363
	Containers & Packaging — 0.4%
280	Crown Holdings, Inc. (a)	4,975
26	Temple-Inland, Inc.	1,171
		6,146
	Distributors — 0.5%
120	WESCO International, Inc. (a)	8,179
	Diversified Financial Services — 0.5%
113	CIT Group, Inc.	6,055
43	PrIncipal Financial Group	2,104
		8,159
	Diversified Telecommunication Services — 0.4%
934	Qwest Communications International, Inc. (a)	6,354
	Electric Utilities — 3.1%
110	Alliant Energy Corp.	3,453
73	American Electric Power Co., Inc.	2,470
474	CenterPoint Energy, Inc.	5,649
446	CMS Energy Corp. (a)	5,780
122	DTE Energy Co.	4,890
142	Edison International	5,842
233	Pepco Holdings, Inc.	5,303
129	PG&E Corp.	5,007
105	Progress Energy, Inc.	4,630
290	TECO Energy, Inc.	4,672
105	TXU Corp.	4,688
20	WPS Resources Corp.	986
		53,370
	Electrical Equipment — 1.0%
87	A.O. Smith Corp.	4,583
86	Acuity Brands, Inc.	3,458
75	Regal-Beloit Corp.	3,182
79	Roper Industries, Inc.	3,847
34	Thomas & Betts Corp. (a)	1,747
		16,817
	Electronic Equipment & Instruments — 2.5%
148	Arrow Electronics, Inc. (a)	4,784
281	Avnet, Inc. (a)	7,134
374	Flextronics International Ltd. (a)	3,866
251	Ingram Micro, Inc. (a)	5,025
59	Mettler-Toledo International, Inc. (a)	3,554
110	Plexus Corp. (a)	4,125
1,314	Sanmina-SCI Corp. (a)	5,387
1,488	Solectron Corp. (a)	5,952
94	Tech Data Corp. (a)	3,486
		43,313
	Energy Equipment & Services — 5.4%
66	Diamond Offshore Drilling, Inc.	5,865
77	ENSCO International, Inc.	3,968
48	Grant Prideco, Inc. (a)	2,041
767	Grey Wolf, Inc. (a)	5,704
137	Helix Energy Solutions Group, Inc. (a)	5,189
106	Helmerich & Payne, Inc.	7,431
111	Lone Star Technologies, Inc. (a)	6,123
84	Maverick Tube Corp. (a)	4,436
76	Nabors Industries Ltd. (Barbados) (a)	5,437
123	NS Group, Inc. (a)	5,684
168	Oil States International, Inc. (a)	6,182
254	Parker Drilling Co. (a)	2,355
197	Patterson-UTI Energy, Inc.	6,293
132	Rowan Cos., Inc.	5,794
50	SEACOR Holdings, Inc. (a)	3,954
56	Tidewater, Inc.	3,101
133	Todco, Class A (a)	5,235
114	Unit Corp. (a)	6,363
60	Veritas DGC, Inc. (a)	2,732

Shares	Security Description	Value ($)
	Energy Equipment & Services — Continued
		93,887
	Food & Staples Retailing — 1.6%
273	Kroger Co. (The) (a)	5,551
80	Pantry, Inc. (The) (a)	4,975
167	Performance Food Group Co. (a)	5,201
279	Safeway, Inc.	7,001
168	Supervalu, Inc.	5,176
		27,904
	Food Products — 1.6%
138	Dean Foods Co. (a)	5,347
274	Del Monte Foods Co.	3,246
116	General Mills, Inc.	5,887
86	HJ Heinz Co.	3,274
184	Pilgrim’s Pride Corp., Class B	3,982
287	Sara Lee Corp.	5,136
		26,872
	Gas Utilities — 0.4%
100	AGL Resources, Inc.	3,598
51	Atmos Energy Corp.	1,353
65	UGI Corp.	1,378
		6,329
	Health Care Equipment & Supplies — 3.1%
81	Bausch & Lomb, Inc.	5,171
134	Baxter International, Inc.	5,204
84	Beckman Coulter, Inc.	4,580
46	Becton, Dickinson & Co.	2,828
32	Cooper Cos., Inc. (The)	1,734
91	Dentsply International, Inc.	5,317
68	Fisher Scientific International, Inc. (a)	4,600
77	Hillenbrand Industries, Inc.	4,217
52	Intuitive Surgical, Inc. (a)	6,170
149	Kinetic Concepts, Inc. (a)	6,153
78	Varian, Inc. (a)	3,226
90	Waters Corp. (a)	3,903
		53,103
	Health Care Providers & Services — 3.8%
120	Aetna, Inc.	5,896
158	AmerisourceBergen Corp.	7,633
158	Apria Healthcare Group, Inc. (a)	3,628
37	Cigna Corp.	4,809
130	Community Health Systems, Inc. (a)	4,710
63	Express Scripts, Inc. (a)	5,502
107	Health Net, Inc. (a)	5,436
123	Humana, Inc. (a)	6,478
173	Kindred Healthcare, Inc. (a)	4,361
75	Magellan Health Services, Inc. (a)	3,040
95	McKesson Corp.	4,973
27	Pediatrix Medical Group, Inc. (a)	2,733
41	WellCare Health Plans, Inc. (a)	1,884
66	WellPoint, Inc. (a)	5,075
		66,158
	Hotels, Restaurants & Leisure — 2.1%
49	Carnival Corp.	2,320
191	Darden Restaurants, Inc.	7,855
148	Domino’s Pizza, Inc.	4,219
50	International Game Technology	1,771
143	Jack in the Box, Inc. (a)	6,205
93	Marriott International, Inc., Class A	6,375
138	Penn National Gaming, Inc. (a)	5,833
46	Vail Resorts, Inc. (a)	1,756
		36,334
	Household Durables — 3.8%
234	American Greetings Corp., Class A	5,063
76	Beazer Homes USA, Inc.	4,999
28	Centex Corp.	1,711
228	Furniture Brands International, Inc.	5,590
51	Hovnanian Enterprises, Inc., Class A (a)	2,237
57	KB Home	3,724
87	Lennar Corp., Class A	5,253
64	Meritage Homes Corp. (a)	3,525
6	NVR, Inc. (a)	4,573
102	Pulte Homes, Inc.	3,910
50	Ryland Group, Inc.	3,472
136	Technical Olympic USA, Inc.	2,764
105	Toll Brothers, Inc. (a)	3,619
200	WCI Communities, Inc. (a)	5,564
59	Whirlpool Corp.	5,429
190	Yankee Candle Co., Inc.	5,197
		66,630
	Household Products — 0.5%
95	Energizer Holdings, Inc. (a)	5,012
187	Spectrum Brands, Inc. (a)	4,065
		9,077
	Industrial Conglomerates — 0.6%
74	Teleflex, Inc.	5,335
84	Tyco International Ltd. (Bermuda)	2,253
42	Walter Industries, Inc.	2,770
		10,358

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Insurance — 5.3%
87	ACE Ltd. (Bermuda)	4,534
134	American Financial Group, Inc.	5,595
31	AmerUs Group Co.	1,852
99	Assurant, Inc.	4,872
248	Conseco, Inc. (a)	6,145
104	First American Corp.	4,078
144	Genworth Financial, Inc., Class A	4,822
33	Hanover Insurance Group, Inc. (The)	1,754
81	LandAmerica Financial Group, Inc.	5,478
91	LIncoln National Corp.	4,986
82	MBIA, Inc.	4,935
111	Metlife, Inc.	5,391
118	Nationwide Financial Services, Inc.	5,079
111	Ohio Casualty Corp.	3,507
92	Protective Life Corp.	4,583
60	Reinsurance Group of America	2,834
99	Safeco Corp.	4,956
55	Stancorp Financial Group, Inc.	2,988
228	UnumProvident Corp.	4,661
137	W.R. Berkley Corp.	7,978
		91,028
	Internet & Catalog Retail — 0.8%
57	IAC/InterActive Corp.(a)	1,681
227	Netflix, Inc. (a)	6,592
134	Nutri/System, Inc. (a)	6,370
		14,643
	Internet Software & Services — 1.0%
256	Internet Security Systems (a)	6,142
189	McAfee, Inc. (a)	4,592
485	RealNetworks, Inc. (a)	4,003
102	Websense, Inc. (a)	2,825
		17,562
	IT Services — 1.5%
163	Accenture Ltd. (Bermuda), Class A	4,914
218	BISYS Group, Inc. (The) (a)	2,944
183	CSG Systems International, Inc. (a)	4,245
96	DST Systems, Inc. (a)	5,550
121	Fiserv, Inc. (a)	5,149
555	Unisys Corp. (a)	3,827
		26,629
	Machinery — 3.7%
49	Crane Co.	2,001
71	Cummins, Inc.	7,430
84	Gardner Denver, Inc. (a)	5,485
94	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	3,944
209	JLG Industries, Inc.	6,428
188	Navistar International Corp. (a)	5,185
75	Oshkosh Truck Corp.	4,677
78	PACCAR, Inc.	5,523
57	Parker-Hannifin Corp.	4,610
76	Reliance Steel & Aluminum Co.	7,108
109	SPX Corp.	5,833
66	Terex Corp. (a)	5,263
		63,487
	Media — 1.7%
34	Advo, Inc.	1,097
67	Cablevision Systems New York Group (a)	1,784
62	Entercom Communications Corp.	1,740
68	Gannett Co., Inc.	4,050
55	Omnicom Group, Inc.	4,543
81	R.H. Donnelley Corp. (a)	4,715
70	Scholastic Corp. (a)	1,868
602	Sirius Satellite Radio, Inc. (a)	3,057
94	Viacom Inc. (a)	3,638
130	Warner Music Group Corp.	2,822
		29,314
	Metals & Mining — 1.8%
213	AK Steel Holding Corp. (a)	3,196
84	Freeport-McMoRan Copper & Gold, Inc., Class B	5,000
81	Phelps Dodge Corp.	6,541
83	Quanex Corp.	5,536
51	Steel Dynamics, Inc.	2,915
121	United States Steel Corp.	7,365
		30,553
	Multi-Utilities — 1.1%
595	Aquila, Inc. (a)	2,374
202	Energy East Corp.	4,919
52	MDU Resources Group, Inc.	1,726
29	NRG Energy, Inc. (a)	1,315
174	Oneok, Inc.	5,609
25	Questar Corp.	1,738
38	Sempra Energy	1,785
		19,466
	Multiline Retail — 0.7%
231	Dollar Tree Stores, Inc. (a)	6,383
96	J.C. Penney Co., Inc.	5,805
		12,188

Shares	Security Description	Value ($)
	Office Electronics — 0.3%
325	Xerox Corp. (a)	4,941
	Oil, Gas & Consumable Fuels — 3.3%
56	Anadarko Petroleum Corp.	5,692
116	ConocoPhillips	7,299
96	Devon Energy Corp.	5,859
32	Kerr-McGee Corp.	3,053
86	Marathon Oil Corp.	6,558
116	Overseas Shipholding Group, Inc.	5,583
94	Pogo Producing Co.	4,707
129	St. Mary Land & Exploration Co.	5,283
144	Swift Energy Co. (a)	5,376
91	Valero Energy Corp.	5,440
76	W&T Offshore, Inc.	3,081
		57,931
	Paper & Forest Products — 0.5%
217	Louisiana-Pacific Corp.	5,905
42	Weyerhaeuser Co.	3,028
		8,933
	Pharmaceuticals — 2.3%
206	Alpharma, Inc., Class A	5,533
281	Biovail Corp. (Canada)	6,844
129	Endo Pharmaceuticals Holdings, Inc. (a)	4,226
333	King Pharmaceuticals, Inc. (a)	5,750
162	Merck & Co., Inc.	5,701
142	MGI Pharma, Inc. (a)	2,488
77	Mylan Laboratories, Inc.	1,791
153	Pfizer, Inc.	3,824
16	Sepracor, Inc. (a)	801
228	Valeant Pharmaceuticals International	3,608
		40,566
	Real Estate — 0.6%
34	Camden Property Trust REIT	2,432
40	Liberty Property Trust REIT	1,880
38	Mack-Cali Realty Corp. REIT	1,812
39	Mills Corp. (The) REIT	1,106
34	Prologis REIT	1,799
21	Simon Property Group, Inc. REIT	1,783
		10,812
	Road & Rail — 0.9%
33	Arkansas Best Corp.	1,275
160	Laidlaw International, Inc.	4,362
60	Norfolk Southern Corp.	3,225
76	Swift Transportation Co., Inc. (a)	1,654
153	YRC Worldwide, Inc. (a)	5,834
		16,350
	Semiconductors & Semiconductor Equipment — 4.1%
1,698	Conexant Systems, Inc. (a)	5,859
286	Emulex Corp. (a)	4,895
280	Freescale Semiconductor, Inc., Class B (a)	7,762
146	Intersil Corp., Class A	4,229
190	Lam Research Corp. (a)	8,157
613	LSI Logic Corp. (a)	7,082
45	National Semiconductor Corp.	1,242
209	Novellus Systems, Inc. (a)	5,026
227	Omnivision Technologies, Inc. (a)	6,852
635	ON Semiconductor Corp. (a)	4,611
213	Silicon Image, Inc. (a)	2,197
943	Skyworks Solutions, Inc. (a)	6,400
69	Trident Microsystems, Inc. (a)	2,009
199	Zoran Corp. (a)	4,362
		70,683
	Software — 3.4%
273	BMC Software, Inc. (a)	5,904
351	Cadence Design Systems, Inc. (a)	6,489
242	Check Point Software Technologies (Israel) (a)	4,840
297	Compuware Corp. (a)	2,322
109	Hyperion Solutions Corp. (a)	3,558
186	Mercury Interactive Corp. (a)	6,460
651	Novell, Inc. (a)	4,997
285	Parametric Technology Corp. (a)	4,648
186	Red Hat, Inc. (a)	5,202
97	Salesforce.com, Inc. (a)	3,506
268	Sybase, Inc. (a)	5,655
241	Synopsys, Inc. (a)	5,386
		58,967
	Specialty Retail — 5.1%
91	Abercrombie & Fitch Co.	5,277
259	American Eagle Outfitters, Inc.	7,727
300	Autonation, Inc. (a)	6,472
136	Barnes & Noble, Inc.	6,276
262	Charming Shoppes, Inc. (a)	3,895
125	Children’s Place Retail Stores, Inc. (The) (a)	7,232
221	Claire’s Stores, Inc.	8,011
97	Dress Barn, Inc. (a)	4,671
135	Foot Locker, Inc.	3,233
109	Genesco, Inc. (a)	4,258
39	Lowe’s Cos., Inc.	2,483
163	Men’s Wearhouse, Inc.	5,849
195	Pacific Sunwear of California, Inc. (a)	4,323

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Specialty Retail — Continued
285	Payless Shoesource, Inc. (a)	6,533
112	Rent-A-Center, Inc. (a)	2,870
41	Select Comfort Corp. (a)	1,609
94	Sherwin-Williams Co. (The)	4,664
61	United Auto Group, Inc.	2,617
		88,000
	Textiles, Apparel & Luxury Goods — 1.7%
79	Columbia Sportswear Co. (a)	4,199
139	Jones Apparel Group, Inc.	4,906
68	Liz Claiborne, Inc.	2,806
150	Phillips-Van Heusen	5,724
102	Polo Ralph Lauren Corp.	6,162
100	V.F. Corp.	5,717
		29,514
	Thrifts & Mortgage Finance — 2.1%
151	Accredited Home Lenders Holding Co. (a)	7,715
57	Corus Bankshares, Inc.	3,372
115	Countrywide Financial Corp.	4,208
525	Doral Financial Corp. (Puerto Rico)	6,066
90	FirstFed Financial Corp. (a)	5,411
140	IndyMac Bancorp, Inc.	5,726
75	Radian Group, Inc.	4,506
		37,004
	Tobacco — 1.0%
143	Loews Corp. - Carolina Group	6,760
70	Reynolds American, Inc.	7,434
87	UST, Inc.	3,615
		17,809
	Trading Companies & Distributors — 0.1%
22	Watsco, Inc.	1,593
	Wireless Telecommunication Services — 0.8%
687	Dobson Communications Corp. (a)	5,510
140	NII Holdings, Inc. (a)	8,277
		13,787
	Total Common Stocks (Cost $1,445,798)	1,664,281
	Short-Term Investments — 0.6%
	Investment Company — 0.6%
10,472	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $10,472)	10,472
	Total Investments — 96.7% (Cost $1,456,270)	1,674,753
	Other Assets in Excess of Liabilities — 3.3%	57,920
	Net Assets — 100.0%	$1,732,673
	Short Positions — 95.8%
	Common Stocks — 95.8%
	Aerospace & Defense — 0.9%
119	Aviall, Inc. (a)	4,518
58	Esterline Technologies Corp. (a)	2,462
229	Hexcel Corp. (a)	5,021
51	Precision Castparts Corp.	3,019
		15,020
	Air Freight & Logistics — 0.8%
95	Expeditors International Washington, Inc.	8,192
73	Forward Air Corp.	2,710
37	United Parcel Service, Inc., Class B	2,946
		13,848
	Airlines — 0.3%
534	JetBlue Airways Corp. (a)	5,722
	Auto Components — 1.5%
235	American Axle & Manufacturing Holdings, Inc.	4,017
82	Autoliv, Inc. (Sweden)	4,632
214	Cooper Tire & Rubber Co.	3,067
308	Gentex Corp.	5,370
73	Johnson Controls, Inc.	5,557
146	Tenneco, Inc. (a)	3,166
		25,809
	Beverages — 0.8%
130	Anheuser-Busch Cos., Inc.	5,546
35	Brown-Forman Corp., Class B	2,714
82	Molson Coors Brewing Co., Class B	5,641
		13,901
	Biotechnology — 1.4%
126	Affymetrix, Inc. (a)	4,141
73	Alexion Pharmaceuticals, Inc.	2,582
20	Amylin Pharmaceuticals, Inc. (a)	989
77	Charles River Laboratories International, Inc. (a)	3,750
336	Nektar Therapeutics (a)	6,855
116	Onyx Pharmaceuticals, Inc. (a)	3,041
99	Vertex Pharmaceuticals, Inc. (a)	3,624
		24,982
	Capital Markets — 3.1%
59	Bank of New York Co., Inc. (The)	2,112
393	Charles Schwab Corp. (The)	6,762
223	Eaton Vance Corp.	6,108
175	Federated Investors, Inc., Class B	6,846
15	Greenhill & Co., Inc.	1,024
302	Janus Capital Group, Inc.	7,004

Shares	Security Description	Value ($)
	Capital Markets — Continued
42	Jefferies Group, Inc.	2,484
42	Legg Mason, Inc.	5,214
138	optionsXpress Holdings, Inc.	4,001
46	SEI Investments Co.	1,867
59	T. Rowe Price Group, Inc.	4,651
216	Waddell & Reed Financial, Inc.	4,988
		53,061
	Chemicals — 2.7%
91	Air Products & Chemicals, Inc.	6,099
78	Ashland, Inc.	5,577
509	Chempura Corp.	5,999
80	Cytec Industries, Inc.	4,796
166	Ecolab, Inc.	6,324
137	El Du Pont de Nemours & Co.	5,790
156	Georgia Gulf Corp.	4,066
21	Minerals Technologies, Inc.	1,205
297	Mosiac Co. (The) (a)	4,263
141	Nalco Holding Co. (a)	2,501
		46,620
	Commercial Banks — 3.0%
71	BB&T Corp.	2,783
180	Colonial BancGroup, Inc. (The)	4,497
187	Commerce Bancorp, Inc.	6,836
92	Compass Bancshares, Inc.	4,645
127	East-West Bancorp, Inc.	4,903
84	Fifth Third Bancorp	3,289
78	Marshall & Ilsley Corp.	3,383
114	Popular, Inc.	2,368
91	SVB Financial Group (a)	4,809
153	Synovus Financial Corp.	4,132
189	TD Banknorth, Inc.	5,553
176	UCBH Holdings, Inc.	3,323
34	Wilmington Trust Corp.	1,479
		52,000
	Commercial Services & Supplies — 3.1%
63	Brady Corp., Class A	2,366
127	ChoicePoint, Inc. (a)	5,684
112	Cintas Corp.	4,769
260	DeVry, Inc. (a)	5,928
29	Dun & Bradstreet Corp.	2,202
246	H&R Block, Inc.	5,332
115	Herman Miller, Inc.	3,737
26	ITT Educational Services, Inc. (a)	1,639
51	Laureate Education, Inc. (a)	2,714
147	Navigant Consulting, Inc. (a)	3,140
45	Robert Half International, Inc.	1,718
251	ServiceMaster Co. (The)	3,288
103	Stericycle, Inc. (a)	6,933
47	Strayer Education, Inc.	4,793
		54,243
	Communications Equipment — 2.8%
1,470	3Com Corp. (a)	7,525
222	ADC Telecommunications, Inc. (a)	5,691
1,305	CIENA Corp.(a)	6,800
102	Comverse Technology, Inc. (a)	2,397
103	Corning, Inc. (a)	2,772
104	Interdigital Communications Corp. (a)	2,539
1,686	JDS Uniphase Corp. (a)	7,029
139	QUALCOMM, Inc.	7,043
292	Redback Networks, Inc. (a)	6,337
		48,133
	Computers & Peripherals — 1.7%
116	Avid Technology, Inc. (a)	5,051
152	Diebold, Inc.	6,261
208	EMC Corp. (a)	2,832
162	Network Appliance, Inc. (a)	5,848
64	SanDisk Corp. (a)	3,687
1,212	Sun Microsystems, Inc. (a)	6,218
		29,897
	Construction & Engineering — 1.0%
271	Dycom Industries, Inc. (a)	5,769
112	Jacobs Engineering Group, Inc. (a)	9,707
60	Shaw Group, Inc. (The) (a)	1,824
		17,300
	Consumer Finance — 0.6%
111	American Express Co.	5,833
83	SLM Corp.	4,335
		10,168
	Containers & Packaging — 0.9%
100	Bemis Co. (a)	3,143
241	Packaging Corp. of America	5,398
467	Smurfit-Stone Container Corp. (a)	6,339
		14,880
	Diversified Financial Services — 1.4%
86	CapitalSource, Inc.	2,129
16	Chicago Mercantile Exchange Holdings, Inc.	7,327
53	GFI Group, Inc. (a)	2,745
95	International Securities Exchange	3,959

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Diversified Financial Services — Continued
113	Nasdaq Stock Market, Inc. (The) (a)	4,535
187	TD Ameritrade Holding Corp. (a)	3,896
		24,591
	Diversified Telecommunication Services — 0.1%
93	PanAmSat Holding Corp.	2,298
	Electric Utilities — 2.6%
195	Allegheny Energy, Inc. (a)	6,608
196	DPL, Inc.	5,306
180	Duquesne Light Holdings, Inc.	2,964
121	El Paso Electric Co. (a)	2,298
34	Entergy Corp.	2,316
109	Exelon Corp.	5,790
131	FPL Group, Inc.	5,250
166	Hawaiian Electric Industries, Inc.	4,495
106	Idacorp, Inc.	3,454
83	PNM Resources, Inc.	2,033
159	Southern Co. (The)	5,223
		45,737
	Electrical Equipment — 1.2%
263	American Power Conversion Corp. (a)	6,088
130	Ametek, Inc.	5,843
105	Evergreen Solar, Inc. (a)	1,623
90	Rockwell Automation, Inc.	6,473
		20,027
	Electronic Equipment & Instruments — 2.1%
106	Agilent Technologies, Inc. (a)	3,993
179	Cogent, Inc. (a)	3,282
172	Energy Conversion Devices, Inc. (a)	8,478
210	Flir Systems, Inc. (a)	5,976
72	National Instruments Corp.	2,340
429	Symbol Technologies, Inc.	4,537
216	Tektronix, Inc.	7,714
		36,320
	Energy Equipment & Services — 3.3%
91	CARBI Ceramics, Inc.	5,191
128	FMC Technologies, Inc. (a)	6,577
88	Halliburton Co.	6,423
337	Hanover Compressor Co. (a)	6,277
84	National Oilwell Varco, Inc. (a)	5,371
68	Noble Corp. (Cayman Islands)	5,481
105	RPC, Inc.	2,390
71	Schlumberger Ltd. (Netherlands)	8,968
50	Transocean, Inc. (Cayman Islands) (a)	4,036
146	Weatherford International Ltd. (Bermuda) (a)	6,698
		57,412
	Food & Staples Retailing — 2.5%
211	CVS Corp.	6,316
172	Great Atlantic & Pacific Tea Co., Inc. (a)	6,015
1,230	Rite Aid Corp. (a)	4,920
159	Sysco Corp.	5,103
137	United Natural Foods, Inc. (a)	4,785
77	Wal-Mart Stores, Inc.	3,615
114	Walgreen Co.	4,932
114	Whole Foods Market, Inc.	7,582
		43,268
	Food Products — 1.4%
48	Corn Products International, Inc.	1,419
106	Flowers Foods, Inc.	3,156
104	Hershey Foods Corp.	5,420
41	Kellogg Co.	1,810
118	McCormick & Co., Inc.	3,987
69	Ralcorp Holdings, Inc. (a)	2,642
86	Wm. Wrigley Jr. Co.	5,521
		23,955
	Gas Utilities — 0.1%
81	Southern Union Co. (a)	2,003
	Health Care Equipment & Supplies — 5.2%
143	Advanced Medical Optics, Inc. (a)	6,655
51	Alcon, Inc. (Switzerland)	5,297
122	American Medical Systems Holdings, Inc. (a)	2,752
102	Arthrocare Corp. (a)	4,877
146	Biomet, Inc. (a)	5,189
159	Cytyc Corp. (a)	4,492
60	Diagnostic Products Corp.	2,870
109	Hologic, Inc. (a)	6,035
46	Hospira, Inc. (a)	1,796
94	Intermagnetics General Corp. (a)	2,366
91	Medtronic, Inc.	4,626
113	Millipore Corp. (a)	8,264
165	Patterson Cos., Inc. (a)	5,821
64	PolyMedica Corp.	2,717
154	Resmed, Inc. (a)	6,766
121	St. Jude Medical, Inc. (a)	4,946
106	Stryker Corp.	4,686
178	Thermo Electron Corp. (a)	6,585
60	Varian Medical Systems, Inc. (a)	3,360
		90,100

Shares	Security Description	Value ($)
	Health Care Providers & Services — 3.4%
112	Covance, Inc. (a)	6,575
103	DaVita, Inc. (a)	6,220
173	Emdeon Corp. (a) (m)	1,863
96	Gen-Probe, Inc. (a)	5,268
75	HealthExtras, Inc. (a)	2,651
88	Healthways, Inc. (a)	4,492
46	LCA Vision, Inc.	2,291
140	Lincare Holdings, Inc. (a)	5,468
198	Psychiatric Solutions, Inc. (a)	6,572
169	Sunrise Senior Living, Inc. (a)	6,587
752	Tenet Healthcare Corp. (a)	5,552
189	VCA Antech, Inc. (a)	5,381
		58,920
	Hotels, Restaurants & Leisure — 4.7%
96	CEC Entertainment, Inc. (a)	3,232
105	Cheesecake Factory, Inc. (The) (a)	3,922
102	Gaylord Entertainment Co. (a)	4,620
73	Harrah’s Entertainment, Inc.	5,657
92	Las Vegas Sands Corp. (a)	5,199
59	Life Time Fitness, Inc. (a)	2,765
127	Outback Steakhouse, Inc.	5,589
109	PF Chang’s China Bistro, Inc. (a)	5,387
233	Scientific Games Corp., Class A (a)	8,173
140	Six Flags, Inc. (a)	1,425
108	Sonic Corp. (a)	3,788
176	Starbucks Corp. (a)	6,637
76	Station Casinos, Inc.	5,993
91	Wendy’s International, Inc.	5,654
202	WMS Industries, Inc. (a)	6,075
97	Wynn Resorts Ltd. (a)	7,453
		81,569
	Household Durables — 1.4%
71	Fortune Brands, Inc.	5,686
207	Jarden Corp. (a)	6,787
227	Leggett & Platt, Inc.	5,537
30	Mohawk Industries, Inc. (a)	2,422
152	Tupperware Corp.	3,135
		23,567
	Household Products — 0.3%
91	Procter & Gamble Co.	5,219
	Independent Power Producers & Energy Traders — 0.6%
187	Duke Energy Corp. (a)	5,461
961	Dynegy, Inc., Class A (a)	4,614
		10,075
	Industrial Conglomerates — 0.3%
56	Carlisle Cos., Inc.	4,599
	Insurance — 2.1%
116	Aflac, Inc.	5,243
81	American International Group, Inc.	5,323
57	Everest Re Group Ltd. (Bermuda)	5,330
194	Gallagher (Arthur J.) & Co.	5,407
36	Hilb, Rogal & Hobbs Co.	1,501
202	Marsh & McLennan Cos., Inc.	5,939
41	Mercury General Corp.	2,275
78	XL Capital Ltd. (Cayman Islands), Class A	4,988
		36,006
	Internet & Catalog Retail — 0.7%
265	Coldwater Creek, Inc. (a)	7,378
131	eBay, Inc. (a)	5,119
		12,497
	Internet Software & Services — 1.6%
257	Akamai Technologies, Inc. (a)	8,451
522	CNET Networks, Inc. (a)	7,422
47	Equinix, Inc. (a)	2,998
169	Openwave Systems, Inc. (a)	3,640
180	Yahoo!, Inc. (a)	5,804
		28,315
	IT Services — 1.7%
687	BearingPoint, Inc. (a)	5,829
94	Cognizant Technology Solutions Corp., Class A (a)	5,599
89	Electronic Data Systems Corp.	2,394
98	Euronet Worldwide, Inc. (a)	3,701
42	First Data Corp.	1,984
126	Iron Mountain, Inc. (a)	5,117
131	SRA International, Inc., Class A (a)	4,959
		29,583
	Leisure Equipment & Products — 0.6%
189	Oakley, Inc.	3,209
30	Polaris Industries, Inc.	1,626
128	SCP Pool Corp.	5,997
		10,832
	Machinery — 3.3%
122	Actuant Corp., Class A	7,460
93	Clarcor, Inc.	3,299
145	Donaldson Co., Inc.	4,901
78	ESCO Technologies, Inc. (a)	3,964
104	Flowserve Corp. (a)	6,078
163	Graco, Inc.	7,397

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Machinery — Continued
172	Intermec, Inc. (a)	5,243
30	Joy Global, Inc.	1,798
194	Pall Corp.	6,062
86	Pentair, Inc.	3,484
53	Trinity Industries, Inc.	2,885
133	Wabtec Corp.	4,331
		56,902
	Media — 2.5%
67	Arbitron, Inc.	2,276
132	Catalina Marketing Corp.	3,046
65	Clear Channel Communications, Inc.	1,873
372	DIRECTV Group, Inc. (The) (a)	6,096
51	Dow Jones & Co., Inc.	1,997
128	Lamar Advertising Co., Class A (a)	6,736
62	McGraw-Hill Cos., Inc. (The)	3,566
151	New York Times Co., Class A	3,825
332	News Corp., Class A (a)	5,521
208	Regal Entertainment Group, Class A	3,918
- (h)	Washington Post Co. (The), Class B	147
225	XM Satellite Radio Holdings, Inc., Class A (a)	5,001
		44,002
	Metals & Mining — 1.4%
198	Alcoa, Inc.	6,043
31	Allegheny Technologies, Inc.	1,918
291	Alpha Natural Resources, Inc. (a)	6,724
102	Arch Coal, Inc.	7,754
60	Massey Energy Co.	2,151
		24,590
	Multi-Utilities — 1.1%
162	Equitable Resources, Inc.	5,917
95	Public Service Enterprise Group, Inc.	6,092
364	Reliant Energy, Inc. (a)	3,849
280	Sierra Pacific Resources (a)	3,861
		19,719
	Multiline Retail — 1.5%
256	Big Lots, Inc. (a)	3,578
216	Family Dollar Stores, Inc.	5,753
54	Federated Department Stores, Inc.	3,944
111	Kohl’s Corp. (a)	5,861
45	Sears Holdings Corp. (a)	5,944
32	Tuesday Morning Corp.	732
		25,812
	Office Electronics — 0.3%
133	Zebra Technologies Corp., Class A (a)	5,933
	Oil, Gas & Consumable Fuels — 4.3%
79	ATP Oil & Gas Corp. (a)	3,462
69	Berry Petroleum Co., Class A	4,726
148	Cheniere Energy, Inc. (a)	6,016
120	Cimarex Energy Co.	5,207
28	Consol Energy, Inc.	2,076
66	Delta Petroleum Corp. (a)	1,383
237	Energy Partners Ltd. (a)	5,578
57	Foundation Coal Holdings, Inc.	2,325
61	Holly Corp.	4,533
70	Houston Exploration Co. (a)	3,679
15	Marathon Oil Corp.	1,112
123	Murphy Oil Corp.	6,144
118	Noble Energy, Inc.	5,174
125	Plains Exploration & Production Co. (a)	4,818
154	Quicksilver Resources, Inc. (a)	5,943
129	Southwestern Energy Co. (a)	4,158
86	Western Gas Resources, Inc.	4,150
140	Williams Cos., Inc.	2,989
		73,473
	Paper & Forest Products — 0.4%
173	Bowater, Inc.	5,114
46	Potlatch Corp.	1,978
		7,092
	Personal Products — 0.3%
120	Alberto-Culver Co.	5,298
	Pharmaceuticals — 1.5%
47	Allergan, Inc.	5,147
128	American Pharmaceutical Partners, Inc. (a)	3,633
63	Forest Laboratories, Inc. (a)	2,795
189	Medicines Co. (a)	3,884
43	Omnicare, Inc.	2,388
164	Par Pharmaceutical Cos, Inc. (a)	4,619
152	Schering-Plough Corp.	2,882
		25,348
	Real Estate — 0.7%
47	Apartment Investment & Management Co. REIT	2,198
16	BRE Properties, Inc. REIT (a)	912
56	Equity Office Properties Trust REIT	1,897
16	Heritage Property Investment Trust REIT	617
27	Pennsylvania Real Estate Investment Trust REIT	1,173
19	Post Properties, Inc. REIT	865
43	Reckson Associates Realty Corp., REIT	1,961
39	Taubman Centers, Inc. REIT	1,632
		11,255

Shares	Security Description	Value ($)
	Road & Rail — 0.5%
189	Knight Transportation, Inc.	3,742
19	Union Pacific Corp.	1,800
198	Werner Enterprises, Inc.	3,644
		9,186
	Semiconductors & Semiconductor Equipment — 4.7%
280	Altera Corp. (a)	5,773
248	Amkor Technology, Inc. (a)	2,147
411	ATI Technologies, Inc. (Canada) (a)	7,066
148	ATMI, Inc. (a)	4,456
404	Cypress Semiconductor Corp. (a)	6,845
214	Entegris, Inc. (a)	2,281
132	Formfactor, Inc. (a)	5,204
440	Integrated Device Technology, Inc. (a)	6,544
141	International Rectifier Corp. (a)	5,860
97	Marvell Technology Group Ltd. (Bermuda) (a)	5,258
49	Maxim Integrated Products, Inc.	1,823
133	MEMC Electronic Materials, Inc. (a)	4,928
239	Microsemi Corp. (a)	6,970
513	RF Micro Devices, Inc. (a)	4,437
261	Semtech Corp. (a)	4,673
152	Tessera Technologies, Inc. (a)	4,863
102	Xilinx, Inc.	2,603
		81,731
	Software — 4.2%
432	Activision, Inc. (a)	5,956
212	Adobe Systems, Inc. (a)	7,396
154	Autodesk, Inc. (a)	5,936
152	Cognos, Inc. (Canada) (a)	5,902
106	Electronic Arts, Inc. (a)	5,811
87	Factset Research Systems, Inc.	3,839
162	Jack Henry & Associates, Inc.	3,711
177	Microsoft Corp.	4,807
117	NAVTEQ Corp. (a)	5,936
155	Oracle Corp. (a)	2,127
141	Quality Systems, Inc. (a)	4,658
343	Take-Two Interactive Software, Inc. (a)	6,394
123	Talx Corp.	3,499
129	VeriFone Holdings, Inc. (a)	3,900
243	Wind River Systems, Inc. (a)	3,030
		72,902
	Specialty Retail — 3.6%
99	Bebe Stores, Inc.	1,821
92	Borders Group, Inc.	2,324
139	Cabela’s, Inc., Class A (a)	2,851
233	CarMax, Inc. (a)	7,598
49	Dick’s Sporting Goods, Inc. (a)	1,925
99	Guitar Center, Inc. (a)	4,722
115	O’Reilly Automotive, Inc. (a)	4,199
232	Petco Animal Supplies, Inc. (a)	5,459
556	Pier 1 Imports, Inc.	6,453
121	Tractor Supply Co. (a)	8,058
225	Urban Outfitters, Inc. (a)	5,530
91	Weight Watchers International, Inc.	4,696
140	Williams-Sonoma, Inc. (a)	5,939
		61,575
	Technology — 0.2%
131	Eclipsys Corp. (a)	3,083
	Textiles, Apparel & Luxury Goods — 0.9%
192	Coach, Inc. (a)	6,638
164	Fossil, Inc. (a)	3,039
391	Quiksilver, Inc. (a)	5,418
		15,095
	Thrifts & Mortgage Finance — 1.3%
87	Freddie Mac	5,325
478	Hudson City Bancorp, Inc.	6,356
272	New York Community Bancorp, Inc.	4,773
165	NewAlliance Bancshares, Inc.	2,379
81	Webster Financial Corp.	3,931
		22,764
	Trading Companies & Distributors — 0.5%
186	Fastenal Co.	8,821
	Wireless Telecommunication Services — 0.7%
179	American Tower Corp., Class A (a)	5,427
156	Sprint Nextel Corp.	4,031
43	Telephone & Data Systems, Inc.	1,701
		11,159
	Total Short Positions — 95.8% (Cost $1,469,684)	$1,658,217

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	All of this security is segregated for short sales.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257,816
Aggregate gross unrealized depreciation	(39,333)
Net unrealized appreciation/depreciation	$218,483
Federal income tax cost of investments	$1,456,270

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 0.4%
4,026	Lockheed Martin Corp.	4,966
	Beverages — 1.3%
207	Coca-Cola Co. (The)	8,483
308	Coca-Cola Enterprises, Inc.	6,261
		14,744
	Capital Markets — 3.4%
459	Bank of New York Co., Inc. (The)	16,542
342	Morgan Stanley	21,485
		38,027
	Chemicals — 2.4%
166	Air Products & Chemicals, Inc.	11,167
74	El Du Pont de Nemours & Co.	3,124
225	Praxair, Inc.	12,413
		26,704
	Commercial Banks — 11.1%
1,043	Bank of America Corp.	47,500
101	Marshall & Ilsley Corp.	4,401
404	North Fork Bancorp, Inc.	11,637
149	SunTrust Banks, Inc.	10,870
647	U.S. Bancorp	19,731
260	Wachovia Corp.	14,545
253	Wells Fargo & Co.	16,185
		124,869
	Commercial Services & Supplies — 0.7%
235	Waste Management, Inc.	8,306
	Communications Equipment — 0.5%
222	Corning, Inc. (a)	5,969
	Consumer Finance — 1.0%
215	American Express Co.	11,319
	Diversified Financial Services — 6.8%
84	CIT Group, Inc.	4,490
1,383	Citigroup, Inc.	65,329
134	Lazard Ltd., Class A (Bermuda)	5,944
		75,763
	Diversified Telecommunication Services — 3.6%
264	AT&T, Inc.	7,141
986	Verizon Communications, Inc.	33,587
		40,728
	Electric Utilities — 4.3%
177	Consolidated Edison, Inc.	7,695
155	Edison International	6,395
430	Northeast Utilities	8,390
124	Pinnacle West Capital Corp.	4,849
489	PPL Corp.	14,386
360	Xcel Energy, Inc.	6,530
		48,245
	Electronic Equipment & Instruments — 0.5%
217	Avnet, Inc. (a)	5,518
	Food & Staples Retailing — 0.5%
190	CVS Corp.	5,678
	Food Products — 0.9%
129	Kellogg Co.	5,681
139	Kraft Foods, Inc., Class A	4,225
		9,906
	Gas Utilities — 0.5%
272	NiSource, Inc.	5,508
	Health Care Equipment & Supplies — 0.5%
230	Boston Scientific Corp. (a)	5,306
	Health Care Providers & Services — 1.4%
199	WellPoint, Inc. (a)	15,409
	Household Durables — 0.6%
111	Lennar Corp., Class A	6,702
	Household Products — 0.4%
77	Kimberly-Clark Corp.	4,456
	Industrial Conglomerates — 3.5%
928	General Electric Co.	32,259
276	Tyco International Ltd. (Bermuda)	7,405
		39,664
	Insurance — 7.1%
160	AMBAC Financial Group, Inc.	12,705
119	Assurant, Inc.	5,879
31	Everest Re Group Ltd. (Bermuda)	2,923
537	Genworth Financial, Inc., Class A	17,942
118	Hartford Financial Services Group, Inc.	9,507
95	MBIA, Inc.	5,694
292	RenaissanceRe Holdings Ltd. (Bermuda)	12,728
341	Willis Group Holdings Ltd. (Bermuda)	11,690
		79,068
	IT Services — 1.3%
89	Affiliated Computer Services, Inc., Class A (a)	5,304
375	Sabre Holdings Corp., Class A	8,833
		14,137

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Machinery — 1.2%
101	Eaton Corp.	7,348
95	Kennametal, Inc.	5,802
		13,150
	Media — 5.0%
417	CBS Corp., Class B (a)	10,000
181	Comcast Corp., Special Class A (a)	4,722
180	Gannett Co., Inc.	10,774
144	R.H. Donnelley Corp. (a)	8,360
623	Time Warner, Inc.	10,457
311	Viacom Inc., Class B (a)	12,068
		56,381
	Metals & Mining — 1.2%
93	Alcan, Inc. (Canada)	4,257
305	Alcoa, Inc.	9,306
		13,563
	Multi-Utilities — 2.2%
195	Dominion Resources, Inc.	13,489
79	Questar Corp.	5,562
157	SCANA Corp.	6,141
		25,192
	Multiline Retail — 0.6%
124	Kohl’s Corp. (a)	6,594
	Office Electronics — 1.0%
720	Xerox Corp. (a)	10,939
	Oil, Gas & Consumable Fuels — 13.2%
72	Apache Corp.	4,717
396	Chevron Corp.	22,968
297	ConocoPhillips	18,778
131	Devon Energy Corp.	8,025
1,126	Exxon Mobil Corp.	68,556
181	Occidental Petroleum Corp.	16,733
135	Valero Energy Corp.	8,058
		147,835
	Paper & Forest Products — 0.6%
100	Weyerhaeuser Co.	7,236
	Pharmaceuticals — 5.0%
102	Abbott Laboratories	4,319
105	Eli Lilly & Co.	5,818
285	Merck & Co., Inc.	10,040
835	Pfizer, Inc.	20,818
302	Wyeth	14,629
		55,624
	Real Estate — 1.9%
116	Apartment Investment & Management Co. REIT	5,441
214	Mack-Cali Realty Corp. REIT	10,248
175	United Dominion Realty Trust, Inc. REIT	5,000
		20,689
	Road & Rail — 3.2%
274	CSX Corp.	16,355
358	Norfolk Southern Corp.	19,352
		35,707
	Semiconductors & Semiconductor Equipment — 0.4%
227	Altera Corp. (a)	4,685
	Software — 1.5%
374	CA, Inc.	10,166
116	Microsoft Corp.	3,148
246	Oracle Corp. (a)	3,372
		16,686
	Specialty Retail — 1.0%
457	Staples, Inc.	11,670
	Textiles, Apparel & Luxury Goods — 0.4%
121	Jones Apparel Group, Inc.	4,266
	Thrifts & Mortgage Finance — 4.0%
540	Freddie Mac	32,948
102	MGIC Investment Corp.	6,816
126	Washington Mutual, Inc.	5,358
		45,122
	Tobacco — 1.8%
284	Altria Group, Inc.	20,096
	Wireless Telecommunication Services — 2.1%
928	Sprint Nextel Corp.	23,985
	Total Common Stocks (Cost $950,446)	1,110,412
	Short-Term Investment — 0.7%
	Investment Company — 0.7%
7,964	JPMorgan Liquid Assets Money Market Fund (b) (m)
	Total Short-Term Debt Securities (Cost $7,964)	7,964
	Investments of Cash Collateral for Securities on Loan — 7.4%
	Certificates of Deposits — 0.7%
2,500	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	2,500
2,750	Deutsche Bank New York, FRN, 4.97%, 01/22/08	2,750
874	Societe Generale, FRN, 4.77%, 06/20/07	874
1,232	World Savings Bank FSB, FRN, 4.91%, 09/15/06	1,232

Shares	Security Description	Value ($)
	Certificates of Deposits — Continued
		7,356
	Commercial Paper — 0.4%
5,000	Morgan Stanley, FRN, 4.96%, 04/17/06	5,000
	Cooperate Notes — 1.7%
4,000	American Express Credit Corp., FRN, 4.76%, 01/15/08	4,000
3,200	Bank of America., FRN, 4.81%, 11/07/06	3,200
3,201	Beta Finance, Inc., FRN, 4.94%, 03/15/07	3,201
3,200	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	3,200
493	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	493
2,100	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	2,100
1,725	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	1,725
739	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	739
369	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	369
		19,027
	Repurchase Agreements — 4.6%
9,576	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $9,580, collateralized by U.S. Government Agency Mortgages.	9,576
10,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages.	10,000
7,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $7,003, collateralized by various equity and stock exchange securities.	7,000
10,000	Morgan Stanley, 4.90%, dated 03/31/06, due 04/03/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages.	10,000
15,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages.	15,000
		51,576
	Total Investments of Cash Collateral for Securities on Loan (Cost $82,959)	82,959
	Total Investments — 107.2% (Cost $1,041,369)	1,201,335
	Liabilities in Excess of Other Assets — (7.2)%	(80,629)
	Net Assets — 100.0%	$1,120,705

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,862
Aggregate gross unrealized depreciation	(18,896)
Net unrealized appreciation/depreciation	$159,966
Federal income tax cost of investments	$1,041,369

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 1.8%
11	AAR Corp. (a)	304
30	Alliant Techsystems, Inc. (a)	2,307
4	Applied Signal Technology, Inc.	83
20	Armor Holdings, Inc. (a)	1,166
10	Ceradyne, Inc. (a)	475
7	Cubic Corp.	175
8	Curtiss-Wright Corp.	545
33	DRS Technologies, Inc.	1,827
6	EDO Corp.	195
9	Esterline Technologies Corp. (a)	393
20	GenCorp, Inc. (a)	418
7	Kaman Corp.	181
7	Mercury Computer Systems, Inc. (a)	114
14	Moog, Inc., Class A (a)	484
54	Precision Castparts Corp.	3,232
4	Sequa Corp., Class A (a)	348
13	Teledyne Technologies, Inc. (a)	478
5	Triumph Group, Inc. (a)	225
		12,950
	Air Freight & Logistics — 0.8%
60	CH Robinson Worldwide, Inc.	2,953
27	CNF, Inc.	1,367
5	EGL, Inc. (a)	226
12	Expeditors International of Washington, Inc.	1,075
8	Hub Group, Inc., Class A (a)	367
		5,988
	Airlines — 0.7%
93	Airtran Holdings, Inc. (a)	1,690
20	Alaska Air Group, Inc. (a)	718
10	Frontier Airlines, Inc. (a)	73
11	Mesa Air Group, Inc. (a)	121
77	Skywest, Inc.	2,244
		4,846
	Auto Components — 0.6%
75	ArvinMeritor, Inc.	1,122
7	Bandag, Inc.	282
12	BorgWarner, Inc.	732
4	Drew Industries, Inc. (a)	159
47	Gentex Corp.	815
17	LKQ Corp. (a)	353
6	Midas, Inc. (a)	132
14	Modine Manufacturing Co.	415
5	Standard Motor Products, Inc.	40
10	Superior Industries International, Inc.	185
		4,235
	Automobiles — 0.6%
5	Coachmen Industries, Inc.	58
22	Fleetwood Enterprises, Inc. (a)	242
11	Monaco Coach Corp.	145
58	Thor Industries, Inc.	3,074
13	Winnebago Industries, Inc.	409
		3,928
	Beverages — 0.2%
5	Hansen Natural Corp. (a)	642
42	PepsiAmericas, Inc.	1,030
		1,672
	Biotechnology — 1.3%
27	Alkermes, Inc. (a)	585
24	Arqule, Inc. (a)	138
27	Cephalon, Inc. (a)	1,624
21	Charles River Laboratories International, Inc. (a)	1,044
10	Enzo Biochem, Inc. (a)	136
35	Invitrogen Corp. (a)	2,429
84	Millennium Pharmaceuticals, Inc. (a)	847
28	Regeneron Pharmaceuticals, Inc. (a)	467
24	Savient Pharmaceuticals, Inc. (a)	125
15	Techne Corp. (a)	931
24	Vertex Pharmaceuticals, Inc. (a)	862
		9,188
	Building Products — 0.4%
9	Apogee Enterprises, Inc.	153
6	ElkCorp	210
11	Griffon Corp. (a)	262
11	Lennox International, Inc.	336
21	NCI Building Systems, Inc. (a)	1,250
6	Universal Forest Products, Inc.	397
		2,608
	Capital Markets — 2.1%
60	A.G. Edwards, Inc.	2,989
25	Investment Technology Group, Inc. (a)	1,225
49	Investors Financial Services Corp.	2,275
21	Jefferies Group, Inc.	1,252
21	LaBranche & Co., Inc. (a)	338
33	Legg Mason, Inc.	4,116
8	Piper Jaffray Cos. (a)	440
32	Raymond James Financial, Inc.	958

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Capital Markets — Continued
24	SEI Investments Co.	993
6	SWS Group, Inc.	145
		14,731
	Chemicals — 2.1%
4	Airgas, Inc.	175
7	Arch Chemicals, Inc.	217
8	Cabot Corp.	286
7	Cambrex Corp.	146
19	Ferro Corp.	372
10	FMC Corp.	602
25	H.B. Fuller Co.	1,289
39	Headwaters, Inc. (a)	1,555
49	Lubrizol Corp.	2,087
124	Lyondell Chemical Co.	2,459
12	MacDermid, Inc.	382
4	Material Sciences Corp. (a)	44
77	Olin Corp.	1,648
11	OM Group, Inc. (a)	255
29	Omnova Solutions, Inc. (a)	175
2	Penford Corp.	30
30	PolyOne Corp. (a)	281
3	Quaker Chemical Corp.	58
56	RPM International, Inc.	1,009
10	Schulman (A.), Inc.	247
12	Scotts Miracle-Gro Co. (The), Class A	565
17	Sensient Technologies Corp.	304
29	Valspar Corp.	798
13	Wellman, Inc.	80
		15,064
	Commercial Banks — 3.9%
69	Associated Banc-Corp.	2,358
48	Bank of Hawaii Corp.	2,549
13	Boston Private Financial Holdings, Inc.	443
19	Cathay General Bancorp, Class B	721
12	Central Pacific Financial Corp.	427
18	Chittenden Corp.	524
	Commercial Banks (continued)
13	City National Corp.	1,004
20	Commerce Bancorp, Inc.	716
12	Community Bank System, Inc.	261
32	Cullen/Frost Bankers, Inc.	1,694
25	East-West Bancorp, Inc.	954
119	First Bancorp	1,468
28	First Commonwealth Financial Corp.	413
18	First Midwest Bancorp, Inc.	668
10	First Republic Bank	363
33	FirstMerit Corp.	820
12	Glacier Bancorp, Inc.	379
14	Gold Banc Corp., Inc.	256
47	Greater Bay Bancorp	1,297
15	Hanmi Financial Corp.	274
10	Irwin Financial Corp.	191
57	Mercantile Bankshares Corp.	2,187
9	Nara Bancorp, Inc.	156
7	PrivateBancorp, Inc.	311
7	Prosperity Bancshares, Inc.	221
12	Provident Bankshares Corp.	442
26	Republic Bancorp, Inc.	311
25	South Financial Group, Inc. (The)	664
14	Sterling Bancshares, Inc.	248
18	Susquehanna Bancshares, Inc.	466
28	TCF Financial Corp.	712
18	Texas Regional Bancshares, Inc.	521
30	Trustco Bank Corp.	361
17	UCBH Holdings, Inc.	324
16	Umpqua Holdings Corp.	465
17	United Bancshares, Inc.	654
8	Westamerica Bancorporation	436
24	Whitney Holding Corp.	847
9	Wintrust Financial Corp.	538
		27,644
	Commercial Services & Supplies — 4.3%
16	ABM Industries, Inc.	302
9	Administaff, Inc.	481
2	Angelica Corp.	43
9	Banta Corp.	475
13	Bowne & Co., Inc.	219
23	Brink’s Co. (The)	1,174
74	Career Education Corp. (a)	2,798
6	CDI Corp.	177
12	Central Parking Corp.	184
10	Chemed Corp.	579
8	Coinstar, Inc. (a)	197
4	Consolidated Graphics, Inc. (a)	234
20	Corinthian Colleges, Inc. (a)	292
16	Corporate Executive Board Co.	1,646
5	CPI Corp.	101
20	Deluxe Corp.	534
29	Dun & Bradstreet Corp. (a)	2,254
17	Education Management Corp. (a)	711

Shares	Security Description	Value ($)
	Commercial Services & Supplies — Continued
8	G&K Services, Inc., Class A	362
11	Gevity HR, Inc.	259
7	Heidrick & Struggles International, Inc. (a)	252
11	ITT Educational Services, Inc. (a)	700
11	John H. Harland Co.	429
13	Kelly Services, Inc., Class A	351
12	Korn/Ferry International (a)	248
14	Labor Ready, Inc. (a)	330
7	Laureate Education, Inc. (a)	356
63	Manpower, Inc.	3,600
14	Mobile Mini, Inc. (a)	419
	Commercial Services & Supplies (continued)
20	Navigant Consulting, Inc. (a)	419
12	NCO Group, Inc. (a)	293
10	On Assignment, Inc. (a)	109
6	Portfolio Recovery Associates, Inc. (a)	287
6	Pre-Paid Legal Services, Inc.	226
45	Republic Services, Inc.	1,934
11	Rollins, Inc.	218
9	School Specialty, Inc. (a)	310
21	Sotheby’s Holdings, Inc., Class A (a)	619
6	Sourcecorp, Inc. (a)	134
20	Spherion Corp. (a)	207
11	Standard Register Co. (The)	173
11	Stericycle, Inc. (a)	776
22	Tetra Tech, Inc. (a)	426
26	United Rentals, Inc. (a)	910
13	United Stationers, Inc. (a)	712
9	Universal Technical Institute, Inc. (a)	262
4	Vertrue, Inc. (a)	161
8	Viad Corp.	279
5	Volt Information Sciences, Inc. (a)	150
26	Waste Connections, Inc. (a)	1,036
16	Watson Wyatt & Co. Holdings, Class A	536
		29,884
	Communications Equipment — 1.8%
45	Adtran, Inc.	1,188
8	Audiovox Corp. (a)	93
10	Avocent Corp. (a)	313
4	Bel Fuse, Inc., Class B	128
31	Belden CDT, Inc.	843
6	Black Box Corp.	308
28	C-COR, Inc. (a)	243
77	CommScope, Inc. (a)	2,186
18	Comtech Telecommunications Corp. (a)	523
10	Digi International, Inc. (a)	120
12	Ditech Communications Corp. (a)	128
23	Harmonic, Inc. (a)	147
62	Harris Corp.	2,924
10	Inter-Tel, Inc.	216
13	Netgear, Inc. (a)	250
12	Network Equipment Technologies, Inc. (a)	49
11	PC-Tel, Inc. (a)	102
12	Plantronics, Inc.	437
57	Polycom, Inc. (a)	1,225
39	Powerwave Technologies, Inc. (a)	520
18	Symmetricom, Inc. (a)	154
5	Tollgrade Communications, Inc. (a)	79
41	Utstarcom, Inc. (a)	260
8	Viasat, Inc. (a)	239
		12,675
	Computers & Peripherals — 1.3%
43	Adaptec, Inc. (a)	240
10	Hutchinson Technology, Inc. (a)	300
24	Imation Corp.	1,039
36	Komag, Inc. (a)	1,691
62	McData Corp., Class A (a)	287
8	Neoware Systems, Inc. (a)	230
11	Novatel Wireless, Inc. (a)	102
48	SanDisk Corp. (a)	2,782
11	SBS Technologies, Inc. (a)	185
9	Synaptics, Inc. (a)	206
105	Western Digital Corp. (a)	2,041
		9,103
	Construction & Engineering — 0.7%
20	EMCOR Group, Inc. (a)	1,015
23	Granite Construction, Inc.	1,119
9	Insituform Technologies, Inc., Class A (a)	227
3	Jacobs Engineering Group, Inc. (a)	248
41	Shaw Group, Inc. (The) (a)	1,261
26	URS Corp. (a)	1,034
		4,904
	Construction Materials — 0.4%
13	Florida Rock Industries, Inc.	754
17	Martin Marietta Materials, Inc.	1,859
8	Texas Industries, Inc.	512
		3,125
	Consumer Finance — 0.5%
90	AmeriCredit Corp. (a)	2,757

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Consumer Finance — Continued
10	Cash America International, Inc.	287
8	Rewards Network, Inc. (a)	65
7	World Acceptance Corp. (a)	194
		3,303
	Containers & Packaging — 0.4%
10	Aptargroup, Inc.	571
9	Caraustar Industries, Inc. (a)	92
5	Chesapeake Corp.	68
21	Longview Fibre Co.	534
11	Myers Industries, Inc.	169
9	Rock-Tenn Co., Class A	133
26	Sonoco Products Co.	887
		2,454
	Distributors — 0.2%
59	Adesa, Inc.	1,580
	Diversified Consumer Services — 0.1%
12	Regis Corp.	413
	Diversified Financial Services — 0.5%
9	Financial Federal Corp.	265
19	GATX Corp.	798
37	Leucadia National Corp.	2,203
		3,266
	Diversified Telecommunication Services — 0.1%
97	Cincinnati Bell, Inc. (a)	438
8	Commonwealth Telephone Enterprises, Inc.	269
22	General Communication, Inc., Class A (a)	264
		971
	Electric Utilities — 2.6%
8	Allete, Inc.	365
79	Alliant Energy Corp.	2,475
-(h)	Black Hills Corp.	5
6	Central Vermont Public Service Corp.	137
5	CH Energy Group, Inc.	252
17	Cleco Corp.	379
35	Great Plains Energy, Inc.	996
6	Green Mountain Power Corp.	173
19	Hawaiian Electric Industries, Inc.	511
17	Idacorp, Inc.	544
111	Northeast Utilities	2,163
30	NSTAR	864
11	OGE Energy Corp.	324
133	Pepco Holdings, Inc.	3,033
17	PNM Resources, Inc.	412
61	Puget Energy, Inc.	1,299
4	UIL Holdings Corp.	218
14	Unisource Energy Corp.	415
34	Westar Energy, Inc.	713
49	Wisconsin Energy Corp.	1,940
23	WPS Resources Corp.	1,139
		18,357
	Electrical Equipment — 1.3%
21	A.O. Smith Corp.	1,104
30	Acuity Brands, Inc.	1,207
13	Artesyn Technologies, Inc. (a)	142
11	Baldor Electric Co.	368
8	Greatbatch, Inc. (a)	185
23	Hubbell, Inc., Class B	1,182
11	Magnetek, Inc. (a)	42
29	Regal-Beloit Corp.	1,228
44	Roper Industries, Inc.	2,123
22	Thomas & Betts Corp. (a)	1,147
16	Vicor Corp.	314
11	Woodward Governor Co.	363
		9,405
	Electronic Equipment & Instruments — 3.0%
29	Aeroflex, Inc. (a)	399
12	Agilysis, Inc.	178
46	Amphenol Corp., Class A	2,414
94	Arrow Electronics, Inc. (a)	3,019
72	Avnet, Inc. (a)	1,822
11	Bell Microproducts, Inc. (a)	66
45	Benchmark Electronics, Inc. (a)	1,742
3	CDW Corp.	180
14	Checkpoint Systems, Inc. (a)	371
17	Cognex Corp.	514
17	Coherent, Inc. (a)	585
11	CTS Corp.	144
7	Daktronics, Inc.	242
7	Dionex Corp. (a)	423
9	Electro Scientific Industries, Inc. (a)	195
18	Gerber Scientific, Inc. (a)	191
9	Global Imaging Systems, Inc (a)	342
46	Ingram Micro, Inc., Class A (a)	927
16	Itron, Inc. (a)	973
5	Keithley Instruments, Inc.	78
34	Kemet Corp. (a)	320
8	Littelfuse, Inc. (a)	260
12	Methode Electronics, Inc.	126
8	MTS Systems Corp.	331

Shares	Security Description	Value ($)
	Electronic Equipment & Instruments — Continued
15	Newport Corp. (a)	291
8	Park Electrochemical Corp.	241
13	Paxar Corp. (a)	250
9	Photon Dynamics, Inc. (a)	178
6	Planar Systems, Inc. (a)	93
29	Plexus Corp. (a)	1,083
7	Radisys Corp. (a)	141
6	Rogers Corp. (a)	335
5	Scansource, Inc. (a)	308
14	Tech Data Corp. (a)	524
13	Technitrol, Inc.	315
10	Trimble Navigation, Ltd. (a)	438
12	Veeco Instruments, Inc. (a)	284
45	Vishay Intertechnology, Inc. (a)	647
7	X-Rite, Inc.	89
		21,059
	Energy Equipment & Services — 5.2%
2	Atwood Oceanics, Inc. (a)	199
9	Bristow Group, Inc. (a)	281
32	Cooper Cameron Corp. (a)	1,415
7	Dril-Quip, Inc. (a)	481
90	ENSCO International, Inc.	4,644
56	Grant Prideco, Inc. (a)	2,389
42	Helix Energy Solutions Group, Inc. (a)	1,607
44	Helmerich & Payne, Inc.	3,077
12	Hydril (a)	936
29	Input/Output, Inc. (a)	278
42	Lone Star Technologies, Inc. (a)	2,324
	Energy Equipment & Services (continued)
6	Lufkin Industries, Inc.	316
35	Maverick Tube Corp. (a)	1,875
30	NS Group, Inc. (a)	1,369
15	Oceaneering International, Inc. (a)	833
120	Patterson-UTI Energy, Inc.	3,839
70	Pride International, Inc. (a)	2,185
10	SEACOR Holdings, Inc. (a)	768
35	Smith International, Inc.	1,363
10	Tetra Technologies, Inc. (a)	482
16	Tidewater, Inc.	888
46	Unit Corp. (a)	2,588
53	Veritas DGC, Inc. (a)	2,426
		36,563
	Food & Staples Retailing — 0.5%
20	Casey’s General Stores, Inc.	452
20	Longs Drug Stores Corp.	923
4	Nash Finch Co.	113
55	Performance Food Group Co. (a)	1,729
15	Ruddick Corp.	371
		3,588
	Food Products — 1.0%
7	American Italian Pasta Co.	44
14	Corn Products International, Inc.	406
14	Delta & Pine Land Co.	425
14	Hain Celestial Group, Inc. (a)	374
45	Hormel Foods Corp.	1,516
6	J & J Snack Foods Corp.	187
14	JM Smucker Co. (The)	537
13	Lancaster Colony Corp.	540
9	Lance, Inc.	211
5	Peet’s Coffee & Tea, Inc. (a)	141
6	Sanderson Farms, Inc.	138
51	Smithfield Foods, Inc. (a)	1,509
17	Tootsie Roll Industries, Inc.	498
10	TreeHouse Foods, Inc. (a)	277
		6,803
	Gas Utilities — 1.3%
69	AGL Resources, Inc.	2,472
77	Atmos Energy Corp.	2,028
3	Cascade Natural Gas Corp.	66
8	Laclede Group, Inc. (The)	286
11	New Jersey Resources Corp.	489
11	Northwest Natural Gas Co.	385
30	Piedmont Natural Gas Co.	721
11	South Jersey Industries, Inc.	308
15	Southwest Gas Corp.	414
54	UGI Corp.	1,135
34	WGL Holdings, Inc.	1,024
		9,328
	Health Care Equipment & Supplies — 4.1%
4	Analogic Corp.	288
20	Beckman Coulter, Inc.	1,076
9	Biolase Technology, Inc.	81
12	Biosite, Inc. (a)	613
6	CNS, Inc.	122
12	Conmed Corp. (a)	222
21	Cooper Cos., Inc. (The)	1,149
9	Cyberonics, Inc. (a)	222
51	Cytyc Corp. (a)	1,446
5	Datascope Corp.	188
56	Dentsply International, Inc.	3,280

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Health Care Equipment & Supplies — Continued
8	DJ Orthopedics, Inc. (a)	326
31	Edwards Lifesciences Corp. (a)	1,369
	Health Care Equipment & Supplies (continued)
17	Gen-Probe, Inc. (a)	950
30	Haemonetics Corp. (a)	1,526
54	Hillenbrand Industries, Inc.	2,952
5	ICU Medical, Inc. (a)	167
12	Idexx Laboratories, Inc. (a)	1,062
17	Immucor, Inc. (a)	498
12	Integra LifeSciences Holdings Corp. (a)	474
10	Intuitive Surgical, Inc. (a)	1,232
11	Invacare Corp.	326
4	Kensey Nash Corp. (a)	125
8	Laserscope (a)	192
10	Merit Medical Systems, Inc. (a)	124
5	Osteotech, Inc. (a)	22
6	Possis Medical, Inc. (a)	66
36	Respironics, Inc. (a)	1,382
70	Steris Corp.	1,733
6	SurModics, Inc. (a)	212
30	Sybron Dental Specialties, Inc. (a)	1,251
13	Theragenics Corp. (a)	41
42	Varian Medical Systems, Inc. (a)	2,377
31	Varian, Inc. (a)	1,267
12	Viasys Healthcare, Inc. (a)	351
4	Vital Signs, Inc.	229
		28,941
	Health Care Providers & Services — 3.5%
6	Amedisys, Inc. (a)	195
11	Amsurg Corp. (a)	248
64	Apria Healthcare Group, Inc. (a)	1,462
5	Centene Corp. (a)	140
63	Community Health Systems, Inc. (a)	2,281
11	Cross Country Healthcare, Inc. (a)	217
9	CryoLife, Inc. (a)	40
17	Dendrite International, Inc. (a)	235
7	Genesis HealthCare Corp. (a)	321
9	Gentiva Health Services, Inc. (a)	171
67	Health Net, Inc. (a)	3,401
9	Healthcare Services Group, Inc.	185
56	Henry Schein, Inc. (a)	2,681
10	Hooper Holmes, Inc.	30
8	LCA Vision, Inc.	398
17	LifePoint Hospitals, Inc. (a)	538
5	Lincare Holdings, Inc. (a)	179
8	Matria Healthcare, Inc. (a)	314
14	Odyssey HealthCare, Inc. (a)	234
16	Owens & Minor, Inc.	511
8	Parexel International Corp. (a)	213
21	Pediatrix Medical Group, Inc. (a)	2,200
13	Per-Se Technologies, Inc. (a)	345
60	Pharmaceutical Product Development, Inc.	2,083
6	RehabCare Group, Inc. (a)	104
7	SFBC International, Inc. (a)	180
11	Sierra Health Services, Inc. (a)	465
42	Triad Hospitals, Inc. (a)	1,744
27	United Surgical Partners International, Inc. (a)	967
42	Universal Health Services, Inc., Class B	2,139
11	Ventiv Health, Inc. (a)	362
		24,583
	Hotels, Restaurants & Leisure — 2.4%
19	Applebees International, Inc.	460
37	Aztar Corp. (a)	1,557
13	Bally Total Fitness Holding Corp. (a)	125
12	Bob Evans Farms, Inc.	347
23	Boyd Gaming Corp.	1,164
43	Brinker International, Inc.	1,797
30	CBRL Group, Inc.	1,313
21	Cheesecake Factory, Inc. (The) (a)	768
	Hotels, Restaurants & Leisure (continued)
50	GTECH Holdings Corp.	1,714
14	International Speedway Corp., Class A	723
50	Jack in the Box, Inc. (a)	2,158
8	Landry’s Restaurants, Inc.	281
7	Lone Star Steakhouse & Saloon, Inc.	208
9	Marcus Corp.	188
16	Multimedia Games, Inc. (a)	245
6	O’Charley’s, Inc. (a)	112
8	Panera Bread Co., Class A (a)	574
13	Papa John’s International, Inc. (a)	428
24	Rare Hospitality International, Inc. (a)	820
9	Ruby Tuesday, Inc.	275
15	Ryan’s Restaurant Group, Inc. (a)	211
13	Sonic Corp. (a)	458
9	Steak N Shake Co. (The) (a)	189
26	Triarc Cos., Inc., Class B	446
		16,561
	Household Durables — 2.2%
76	American Greetings Corp., Class A	1,645
4	Basset Furniture Industries, Inc.	75

Shares	Security Description	Value ($)
	Household Durables — Continued
20	Beazer Homes USA, Inc.	1,345
11	Blyth, Inc.	222
24	Ethan Allen Interiors, Inc.	992
96	Furniture Brands International, Inc.	2,348
16	Interface, Inc., Class A (a)	226
20	La-Z-Boy, Inc.	345
- (h)	Lennar Corp., Class B	- (h)
4	Lennox Group, Inc.(a)	55
5	Libbey, Inc.	34
5	M/I Homes, Inc.	230
8	MDC Holdings, Inc.	510
13	Meritage Homes Corp. (a)	711
5	Mohawk Industries, Inc. (a)	408
2	National Presto Industries, Inc.	108
3	NVR, Inc. (a)	2,229
5	Russ Berrie & Co., Inc.	80
13	Ryland Group, Inc.	935
3	Skyline Corp.	112
6	Standard Pacific Corp.	200
58	Toll Brothers, Inc. (a)	1,999
35	Tupperware Corp.	711
		15,520
	Household Products — 0.5%
17	Church & Dwight Co., Inc.	639
30	Energizer Holdings, Inc. (a)	1,586
55	Spectrum Brands, Inc. (a)	1,204
5	WD-40 Co.	158
		3,587
	Industrial Conglomerates — 0.5%
11	Aleris International, Inc. (a)	549
16	Carlisle Cos., Inc.	1,300
4	Standex International Corp.	131
14	Teleflex, Inc.	994
12	Tredegar Corp.	196
		3,170
	Insurance — 4.5%
38	American Financial Group, Inc.	1,588
36	AmerUs Group Co.	2,185
13	Brown & Brown, Inc.	446
12	Delphi Financial Group, Inc.	638
10	Everest Re Group Ltd. (Bermuda)	907
25	Fidelity National Financial, Inc.	888
63	First American Corp.	2,472
14	Hanover Insurance Group, Inc. (The)	719
5	Hilb, Rogal & Hobbs Co.	225
	Insurance (continued)
17	Horace Mann Educators Corp.	325
8	Infinity Property & Casualty Corp.	340
21	LandAmerica Financial Group, Inc.	1,405
14	Mercury General Corp.	767
52	Ohio Casualty Corp.	1,660
138	Old Republic International Corp.	3,010
53	Philadelphia Consolidated Holding Co. (a)	1,823
9	Presidential Life Corp.	240
34	Protective Life Corp.	1,712
10	RLI Corp.	566
1	SCPIE Holdings, Inc. (a)	34
11	Selective Insurance Group	576
50	Stancorp Financial Group, Inc.	2,728
7	Stewart Information Services Corp.	344
14	UICI	518
7	United Fire & Casualty Co.	225
23	Unitrin, Inc.	1,051
64	W.R. Berkley Corp.	3,710
13	Zenith National Insurance Corp.	632
		31,734
	Internet & Catalog Retail — 0.1%
21	Insight Enterprises, Inc. (a)	459
7	J. Jill Group, Inc. (The) (a)	171
11	MIVA, Inc. (a)	44
13	Napster, Inc. (a)	44
		718
	Internet Software & Services — 0.9%
5	Blue Coat Systems, Inc. (a)	107
16	Digital Insight Corp. (a)	570
11	Infospace, Inc. (a)	308
45	Internet Security Systems (a)	1,077
10	j2 Global Communications, Inc. (a)	464
101	McAfee, Inc. (a)	2,469
25	WebEx Communications, Inc. (a)	836
18	Websense, Inc. (a)	503
		6,334
	IT Services — 3.1%
30	Acxiom Corp.	785
60	Alliance Data Systems Corp. (a)	2,795
12	Anteon International Corp. (a)	671
80	BISYS Group, Inc. (The) (a)	1,082
33	CACI International, Inc., Class A (a)	2,189
5	Carreker Corp. (a)	29
43	Ceridian Corp. (a)	1,083
21	Ciber, Inc. (a)	131

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	IT Services — Continued
45	Cognizant Technology Solutions Corp., Class A (a)	2,653
76	CSG Systems International, Inc. (a)	1,759
50	DST Systems, Inc. (a)	2,873
14	eFunds Corp. (a)	363
29	Fidelity National Information Services, Inc.	1,185
21	Gartner, Inc., Class A (a)	290
18	Global Payments, Inc.	960
5	Intrado, Inc. (a)	138
4	iPayment Holdings, Inc. (a)	172
23	Keane, Inc. (a)	359
11	Mantech International Corp., Class A (a)	361
9	MAXIMUS, Inc.	306
33	MoneyGram International, Inc.	1,028
8	Pegasus Solutions, Inc. (a)	75
5	Startek, Inc.	113
		21,400
	Leisure Equipment & Products — 0.4%
7	Arctic Cat, Inc.	179
25	Callaway Golf Co.	432
9	JAKKS Pacific, Inc. (a)	232
16	K2, Inc. (a)	205
6	MarineMax, Inc. (a)	205
31	Nautilus Group, Inc.	466
20	Polaris Industries, Inc.	1,065
9	Sturm Ruger & Co., Inc.	74
		2,858
	Machinery — 4.9%
65	AGCO Corp. (a)	1,350
13	Albany International Corp.	494
6	Astec Industries, Inc. (a)	227
7	ASV, Inc. (a)	230
9	Barnes Group, Inc.	367
60	Briggs & Stratton Corp.	2,111
10	Clarcor, Inc.	361
32	Crane Co.	1,313
8	Donaldson Co., Inc.	261
8	EnPro Industries, Inc. (a)	283
18	Federal Signal Corp.	327
22	Flowserve Corp. (a)	1,292
33	Gardner Denver, Inc. (a)	2,130
16	Harsco Corp.	1,292
13	IDEX Corp.	674
79	JLG Industries, Inc.	2,428
10	Joy Global, Inc.	583
11	Kaydon Corp.	459
21	Kennametal, Inc.	1,279
4	Lindsay Manufacturing Co.	107
4	Lydall, Inc. (a)	42
13	Mueller Industries, Inc.	471
14	Nordson Corp.	697
57	Oshkosh Truck Corp.	3,550
31	Pentair, Inc.	1,275
38	Reliance Steel & Aluminum Co.	3,582
5	Robbins & Myers, Inc.	103
51	SPX Corp.	2,717
9	Stewart & Stevenson Services, Inc.	334
6	Tecumseh Products Co., Class A	146
58	Timken Co.	1,870
17	Toro Co.	801
8	Valmont Industries, Inc.	329
11	Wabash National Corp.	221
10	Watts Water Technologies, Inc., Class A	373
5	Wolverine Tube, Inc. (a)	18
		34,097
	Marine — 0.1%
17	Alexander & Baldwin, Inc.	830
	Media — 1.2%
4	4Kids Entertainment, Inc. (a)	60
13	Advo, Inc.	406
11	Arbitron, Inc.	361
30	Belo Corp., Class A	588
31	Catalina Marketing Corp.	718
13	Emmis Communications Corp., Class A (a)	208
28	Entercom Communications Corp.	771
28	Harte-Hanks, Inc.	765
18	Lee Enterprises, Inc.	607
26	Live Nation, Inc. (a)	519
9	Media General, Inc., Class A	405
54	Reader’s Digest Association, Inc. (The)	793
36	Scholastic Corp. (a)	970
5	Thomas Nelson, Inc.	143
30	Valassis Communications, Inc. (a)	868
1	Washington Post Co. (The), Class B	456
		8,638
	Metals & Mining — 2.4%
7	AM Castle & Co.	208
11	AMCOL International Corp.	321
5	Brush Engineered Materials, Inc. (a)	90
12	Carpenter Technology Corp.	1,178

Shares	Security Description	Value ($)
	Metals & Mining — Continued
9	Century Aluminum Co. (a)	387
8	Chaparral Stell Co. (a)	549
9	Cleveland-Cliffs, Inc.	751
22	Commercial Metals Co.	1,171
17	Massey Energy Co.	612
96	Peabody Energy Corp.	4,819
34	Quanex Corp.	2,274
9	RTI International Metals, Inc. (a)	479
8	Ryerson Tull, Inc.	226
52	Steel Dynamics, Inc.	2,975
3	Steel Technologies, Inc.	83
49	Worthington Industries, Inc.	977
		17,100
	Multi-Utilities — 2.2%
147	Aquila, Inc. (a)	587
19	Avista Corp.	394
20	Energen Corp.	687
94	Energy East Corp.	2,289
3	Equitable Resources, Inc.	117
57	MDU Resources Group, Inc.	1,909
40	National Fuel Gas Co.	1,308
89	Oneok, Inc.	2,881
31	Questar Corp.	2,149
51	SCANA Corp.	1,991
31	Vectren Corp.	811
		15,123
	Multiline Retail — 0.5%
23	99 Cents Only Stores (a)	316
71	Dollar Tree Stores, Inc. (a)	1,952
14	Fred’s, Inc.	191
54	Saks, Inc. (a)	1,040
		3,499
	Oil, Gas & Consumable Fuels — 2.6%
24	Cimarex Energy Co.	1,034
5	Forest Oil Corp. (a)	193
16	Frontier Oil Corp.	932
4	Mariner Energy, Inc. (a)	86
57	Newfield Exploration Co. (a)	2,386
36	Noble Energy, Inc.	1,599
36	Overseas Shipholding Group, Inc.	1,729
7	Penn Virginia Corp.	503
6	Petroleum Development Corp. (a)	293
44	Pioneer Natural Resources Co.	1,930
22	Plains Exploration & Production Co. (a)	867
33	Pogo Producing Co.	1,665
8	Remington Oil & Gas Corp. (a)	348
29	Southwestern Energy Co. (a)	949
12	St. Mary Land & Exploration Co.	507
30	Stone Energy Corp. (a)	1,316
21	Swift Energy Co. (a)	794
15	Western Gas Resources, Inc.	733
9	World Fuel Services Corp.	356
		18,220
	Paper & Forest Products — 0.2%
11	Buckeye Technologies, Inc. (a)	102
4	Deltic Timber Corp.	232
14	Glatfelter	253
6	Neenah Paper, Inc.	192
5	Pope & Talbot, Inc.	36
5	Schweitzer-Mauduit International, Inc.	115
18	Wausau-Mosinee Paper Corp.	250
		1,180
	Personal Products — 0.3%
5	Nature’s Sunshine Products, Inc.	68
61	NBTY, Inc. (a)	1,364
16	Playtex Products, Inc. (a)	171
4	USANA Health Sciences, Inc. (a)	163
		1,766
	Pharmaceuticals — 1.7%
49	Alpharma, Inc., Class A	1,323
6	Bradley Pharmaceuticals, Inc. (a)	83
13	Connetics Corp. (a)	226
11	First Horizon Pharmaceutical Corp. (a)	283
58	Medicis Pharmaceutical Corp., Class A	1,885
79	MGI Pharma, Inc. (a)	1,376
7	Noven Pharmaceuticals, Inc. (a)	130
48	Omnicare, Inc.	2,619
62	Perrigo Co.	1,004
48	Sepracor, Inc. (a)	2,340
21	Valeant Pharmaceuticals International	331
		11,600
	Real Estate — 3.7%
12	Acadia Realty Trust REIT	287
33	AMB Property Corp. REIT	1,797
18	Colonial Properties Trust REIT	898
21	Commercial Net Lease Realty REIT	479
44	Developers Diversified Realty Corp. REIT	2,398
8	EastGroup Properties, Inc. REIT	387
10	Entertainment Properties Trust REIT	438

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Real Estate — Continued
9	Essex Property Trust, Inc. REIT	960
14	Glenborough Realty Trust, Inc. REIT	309
22	Highwoods Properties, Inc. REIT	730
27	Hospitality Properties Trust REIT	1,198
11	Kilroy Realty Corp. REIT	865
19	Lexington Corporate Properties Trust REIT	394
34	Liberty Property Trust REIT	1,617
8	LTC Properties, Inc. REIT	177
27	Macerich Co. (The) REIT	2,013
24	Mack-Cali Realty Corp. REIT	1,140
23	New Century Financial Corp. REIT	1,045
42	New Plan Excel Realty Trust REIT	1,082
4	Parkway Properties, Inc. REIT	192
29	Rayonier, Inc., REIT	1,328
26	Regency Centers Corp. REIT	1,718
18	Shurgard Storage Centers, Inc. REIT	1,194
6	Sovran Self Storage, Inc. REIT	306
8	Town & Country Trust (The) REIT	331
53	United Dominion Realty Trust, Inc. REIT	1,524
33	Weingarten Realty Investors REIT	1,358
		26,165
	Road & Rail — 0.9%
17	Arkansas Best Corp.	667
17	Heartland Express, Inc.	360
46	J.B.Hunt Transport Services, Inc.	1,000
27	Kansas City Southern Industries, Inc. (a)	664
16	Landstar System, Inc.	689
11	Old Dominion Freight Line (a)	297
35	Swift Transportation Co., Inc. (a)	759
46	YRC Worldwide, Inc. (a)	1,749
		6,185
	Semiconductors & Semiconductor Equipment — 3.9%
9	Actel Corp. (a)	139
10	Advanced Energy Industries, Inc. (a)	147
89	Atmel Corp. (a)	419
54	Axcelis Technologies, Inc. (a)	316
28	Brooks Automation, Inc. (a)	395
10	Cabot Microelectronics Corp. (a)	361
7	Cohu, Inc.	142
	Semiconductors & Semiconductor Equipment (continued)
17	Cree, Inc. (a)	565
7	Cymer, Inc. (a)	331
8	Diodes, Inc. (a)	327
12	DSP Group, Inc. (a)	343
14	ESS Technology, Inc. (a)	45
16	Exar Corp. (a)	231
119	Fairchild Semiconductor International, Inc. (a)	2,279
15	FEI Co. (a)	289
36	International Rectifier Corp. (a)	1,482
75	Intersil Corp., Class A	2,179
27	Kopin Corp. (a)	136
29	Kulicke & Soffa Industries, Inc. (a)	278
98	Lam Research Corp. (a)	4,215
42	Lattice Semiconductor Corp. (a)	277
63	MEMC Electronic Materials, Inc. (a)	2,318
56	Micrel, Inc. (a)	826
103	Microchip Technology, Inc.	3,740
13	Pericom Semiconductor Corp. (a)	129
18	Photronics, Inc. (a)	334
11	Power Integrations, Inc. (a)	282
6	Rudolph Technologies, Inc. (a)	97
17	Silicon Laboratories, Inc. (a)	918
309	Skyworks Solutions, Inc. (a)	2,097
8	Standard Microsystems Corp. (a)	217
4	Supertex, Inc. (a)	150
51	Triquint Semiconductor, Inc. (a)	248
9	Ultratech, Inc. (a)	228
23	Varian Semiconductor Equipment Associates, Inc. (a)	635
		27,115
	Software — 2.3%
6	Advent Software, Inc. (a)	179
9	Altiris, Inc. (a)	199
13	Ansys, Inc. (a)	696
176	Cadence Design Systems, Inc. (a)	3,247
21	Captaris, Inc. (a)	97
5	Catapult Communications Corp. (a)	72
21	Epicor Software Corp. (a)	286
6	EPIQ Systems, Inc. (a)	119
5	Factset Research Systems, Inc.	221
51	Fair Isaac Corp.	2,002
12	Hyperion Solutions Corp. (a)	386
13	Jack Henry & Associates, Inc.	292
11	JDA Software Group, Inc. (a)	165
37	Macrovision Corp. (a)	810
13	Manhattan Associates, Inc. (a)	275
10	Mapinfo Corp. (a)	139
30	Mentor Graphics Corp. (a)	329
11	Micros Systems, Inc. (a)	486

Shares	Security Description	Value ($)
	Software — Continued
11	MRO Software, Inc. (a)	175
8	Open Solutions, Inc. (a)	217
6	Phoenix Technologies Ltd. (a)	40
6	Quality Systems, Inc. (a)	213
10	Radiant Systems, Inc. (a)	139
23	Reynolds & Reynolds Co. (The)	645
13	Secure Computing Corp. (a)	152
9	Sonic Solutions, Inc. (a)	162
9	SPSS, Inc. (a)	272
86	Sybase, Inc. (a)	1,814
88	Synopsys, Inc. (a)	1,973
16	Transaction Systems Architechs, Inc. (a)	500
		16,302
	Specialty Retail — 5.5%
19	Aaron Rents, Inc.	527
55	Abercrombie & Fitch Co.	3,185
49	Advance Auto Parts, Inc.	2,040
63	American Eagle Outfitters, Inc.	1,877
63	Barnes & Noble, Inc.	2,912
11	Building Material Holding Corp.	391
6	Burlington Coat Factory Warehouse Corp.	275
12	Cato Corp. (The), Class A	286
21	Chico’s FAS, Inc. (a)	835
15	Children’s Place Retail Stores, Inc. (The) (a)	886
15	Christopher & Banks Corp.	353
49	Claire’s Stores, Inc.	1,778
8	Cost Plus, Inc. (a)	137
10	Dress Barn, Inc. (a)	460
18	Finish Line, Inc., Class A	301
64	Foot Locker, Inc.	1,530
5	GameStop Corp., Class A (a)	257
20	GameStop Corp., Class B (a)	872
10	Genesco, Inc. (a)	377
9	Group 1 Automotive, Inc.	433
13	Gymboree Corp. (a)	329
7	Hancock Fabrics, Inc.	27
7	Haverty Furniture Cos., Inc.	104
13	Hibbett Sporting Goods, Inc. (a)	419
18	HOT Topic, Inc. (a)	257
6	Jo-Ann Stores, Inc. (a)	84
6	Jos. A. Bank Clothiers, Inc. (a)	287
48	Men’s Wearhouse, Inc.	1,715
61	Michaels Stores, Inc.	2,297
33	O’Reilly Automotive, Inc. (a)	1,194
37	Pacific Sunwear of California, Inc. (a)	823
100	Payless Shoesource, Inc. (a)	2,290
21	PEP Boys-Manny Moe & Jack	324
39	Petsmart, Inc.	1,084
81	Rent-A-Center, Inc. (a)	2,077
14	Select Comfort Corp. (a)	547
16	Sonic Automotive, Inc.	445
20	Stage Stores, Inc.	603
13	Stein Mart, Inc.	231
23	Too, Inc. (a)	782
33	Williams-Sonoma, Inc. (a)	1,413
43	Zale Corp. (a)	1,193
		38,237
	Textiles, Apparel & Luxury Goods — 1.1%
4	Ashworth, Inc. (a)	42
7	Brown Shoe Co., Inc.	351
11	K-Swiss, Inc., Class A	339
12	Kellwood Co.	380
5	Oxford Industries, Inc.	249
43	Phillips-Van Heusen	1,650
46	Polo Ralph Lauren Corp.	2,774
10	Russell Corp.	142
13	Stride Rite Corp.	194
32	Timberland Co., Class A (a)	1,080
9	Wolverine World Wide, Inc.	191
		7,392
	Thrifts & Mortgage Finance — 2.2%
8	Anchor Bancorp Wisconsin, Inc.	241
45	Astoria Financial Corp.	1,403
21	BankAtlantic Bancorp, Inc., Class A	296
12	Bankunited Financial Corp., Class A	318
20	Brookline Bancorp, Inc.	314
13	Dime Community Bancshares	187
10	Downey Financial Corp.	674
8	Fidelity Bankshares, Inc.	260
	Thrifts & Mortgage Finance (continued)
45	First Niagara Financial Group, Inc.	653
24	FirstFed Financial Corp. (a)	1,438
37	Flagstar Bancorp, Inc.	557
9	Franklin Bank Corp. (a)	181
30	Fremont General Corp.	652
7	Harbor Bancshares, Inc.	280
29	Independence Community Bank Corp.	1,212
56	IndyMac Bancorp, Inc.	2,275
12	MAF Bancorp, Inc.	521
70	New York Community Bancorp, Inc.	1,229

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Thrifts & Mortgage Finance (continued)
28	PMI Group, Inc. (The)	1,300
9	Radian Group, Inc.	515
- (h)	Sovereign Bancorp, Inc.	- (h)
12	Sterling Financial Corp.	345
35	Washington Federal, Inc.	846
		15,697
	Tobacco — 0.1%
22	Alliance One International, Inc.	109
10	Universal Corp.	367
		476
	Trading Companies & Distributors — 0.4%
22	Applied Industrial Technologies, Inc.	972
5	Fastenal Co.	249
3	Lawson Products, Inc.	127
20	MSC Industrial Direct Co.	1,082
4	Watsco, Inc.	309
		2,739
	Water Utilities — 0.2%
5	American States Water Co.	192
52	Aqua America, Inc.	1,436
		1,628
	Wireless Telecommunication Services — 0.2%
39	Telephone & Data Systems, Inc.	1,550
	Total Common Stocks (Cost $533,527)	690,580
	Short-Term Investments — 2.0%
	Investment Company — 2.0%
13,992	JPMorgan Liquid Assets Money Market Fund (b) (m)	13,992
	U.S. Treasury Obligation — 0.0% (g)
350	U.S. Treasury Bills, 4.33%, 04/27/06 (k) (n)	349
	Total Short-Term Debt Securities (Cost $14,341)	14,341
	Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — 29.6%
	Certificates of Deposits — 2.1%
$5,400	Canadian Imperial Bank NY, FRN, 4.81%, 04/30/07	5,400
7,999	Nordea Bank New York, FRN, 4.82%, 01/03/07	7,999
990	World Savings Bank FSB, FRN, 4.91%, 09/15/06	990
		14,389
	Commercial Paper — 1.4%
10,000	Morgan Stanley, FRN, 4.96%, 04/17/06	10,000
	Corporate Notes — 12.0%
9,500	Bank of America, FRN, 4.81%, 11/07/06	9,500
5,000	Berkshire Hathaway Finance, FRN, 4.61%, 01/11/08	5,000
9,200	Beta Finance, Inc., FRN, 4.87%, 01/15/08	9,200
5,600	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	5,600
389	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	389
9,350	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	9,350
9,000	Dorada Finance Inc., FRN, 4.87%, 01/14/08	9,000
5,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	5,000
1,386	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	1,386
583	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	583
8,996	K2(USA) LLC, FRN, 4.89%, 02/15/08	8,996
	Cooperate Notes (continued)
7,000	Lehman Holdings, FRN, 5.03%, 06/30/06	7,000
1,000	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000
5,001	Links Finance LLC, FRN, 4.92%, 10/06/06	5,001
291	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	292
7,000	Sigma Finance, Inc., FRN, 4.87%, 01/17/08	7,000
		84,297
	Repurchase Agreements — 14.1%
16,690	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $16,697, collateralized by U.S. Government Agency Securities	16,690
15,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Securities	15,000
35,900	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $35,915, collateralized by common stocks.	35,900
15,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government	15,000
	Agency Securities
16,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $16,007, collateralized by U.S. Government Agency Securities	16,000
		98,590
	Total Investments of Cash Collateral for Securities on Loan (Cost $207,275)	207,276

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
	Total Investments — 130.1% (Cost $755,143)	912,197
	Liabilities in Excess of Other Assets — (30.1)%	(211,129)
	Net Assets — 100.0%	$701,068

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
64	S&P Mid Cap 400	June, 2006	$5,110	$86
36	Russell Mini	June, 2006	2,778	99
				$185

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,372
Aggregate gross unrealized depreciation	(10,318)
Net unrealized appreciation/depreciation	$157,054
Federal income tax cost of investments	$755,143

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 100.1%
	Common Stocks — 100.1%
	Aerospace & Defense — 1.4%
147	Argon ST., Inc. (a)	4,944
116	Heico Corp.	3,687
		8,631
	Air Freight & Logistics — 0.8%
144	UTI Worldwide, Inc.	4,536
	Airlines — 1.9%
270	Airtran Holdings, Inc. (a)	4,896
230	Skywest, Inc.	6,733
		11,629
	Biotechnology — 6.0%
295	Illumina, Inc. (a)	7,004
98	Keryx Biopharmaceuticals, Inc. (a)	1,879
68	Lifecell Corp. (a)	1,539
65	Myogen, Inc. (a)	2,346
232	Myriad Genetics, Inc. (a)	6,045
266	Nektar Therapeutics (a)	5,426
139	Renovis, Inc. (a)	2,963
115	Telik, Inc. (a)	2,226
30	United Therapeutics Corp. (a)	2,015
382	Viropharma, Inc. (a)	4,847
		36,290
	Building Products — 0.9%
124	Simpson Manufacturing Co., Inc.	5,363
	Capital Markets — 3.0%
98	Affiliated Managers Group, Inc. (a)	10,437
101	Investment Technology Group, Inc. (a)	5,050
199	Technology Investment Capital Corp.	2,889
		18,376
	Commercial Banks — 2.7%
150	Columbia Banking System, Inc.	5,018
181	East-West Bancorp, Inc.	6,996
21	Preferred Bank	1,070
105	West Coast Bancorp	2,946
		16,030
	Commercial Services & Supplies — 5.1%
143	Chemed Corp.	8,474
189	Clayton Holdings, Inc. (a)	3,988
93	Healthspring, Inc. (a)	1,737
211	LECG Corp. (a)	4,061
158	Morningstar, Inc. (a)	7,065
191	Wright Express Corp. (a)	5,346
		30,671
	Communications Equipment — 3.0%
117	Adtran, Inc.	3,056
228	Arris Group, Inc. (a)	3,135
155	Redback Networks, Inc. (a)	3,371
304	Symmetricom, Inc. (a)	2,601
216	Viasat, Inc. (a)	6,185
		18,348
	Construction Materials — 1.1%
109	Eagle Materials, Inc.	6,934
	Diversified Financial Services — 1.5%
339	Marlin Business Services, Inc. (a)	7,484
156	Services Acquisition Corp. International (a)	1,592
		9,076
	Diversified Telecommunication Services — 2.4%
598	Cbeyond Communications, Inc. (a)	10,547
269	NTELOS Holdings Corp. (a)	3,775
		14,322
	Electrical Equipment — 1.4%
268	General Cable Corp. (a)	8,141
	Electronic Equipment & Instruments — 1.0%
460	Aeroflex, Inc. (a)	6,320
	Energy Equipment & Services — 4.2%
251	Hornbeck Offshore Services, Inc. (a)	9,049
294	Pioneer Drilling Co. (a)	4,835
177	Superior Energy Services, Inc. (a)	4,733
128	Universal Compression Holdings, Inc. (a)	6,460
		25,077
	Food & Staples Retailing — 1.3%
339	Casey’s General Stores, Inc.	7,741
	Health Care Equipment & Supplies — 3.6%
129	Arthrocare Corp. (a)	6,176
229	DJ Orthopedics, Inc. (a)	9,121
18	Intuitive Surgical, Inc. (a)	2,147
99	Mentor Corp.	4,486
		21,930
	Health Care Providers & Services — 5.6%
67	Bright Horizons Family Solutions, Inc. (a)	2,581
115	Covance, Inc. (a)	6,775
385	Per-Se Technologies, Inc. (a)	10,253
87	Psychiatric Solutions, Inc. (a)	2,869
68	Sunrise Senior Living, Inc. (a)	2,668

Schedule of Portfolio Investments
(continued)

Shares	Security Description	Value
	Health Care Providers & Services — Continued
184	Symbion, Inc. (a)	4,162
123	United Surgical Partners International, Inc. (a)	4,369
		33,677
	Hotels, Restaurants & Leisure — 4.9%
173	California Pizza Kitchen, Inc. (a)	5,617
97	Gaylord Entertainment Co. (a)	4,397
168	Orient-Express Hotels Ltd. Class H (Bermuda)	6,577
69	Red Robin Gourmet Burgers, Inc. (a)	3,276
204	Ruth’s Chris Steak House (a)	4,857
159	WMS Industries, Inc. (a)	4,774
		29,498
	Household Durables — 2.1%
643	Champion Enterprises, Inc. (a)	9,616
215	Interface, Inc., Class A (a)	2,975
		12,591
	Insurance — 1.5%
107	James River Group, Inc (a)	2,878
120	ProAssurance Corp. (a)	6,264
		9,142
	Internet & Catalog Retail — 0.8%
163	Coldwater Creek, Inc. (a)	4,536
	Internet Software & Services — 1.9%
310	Digitas, Inc. (a)	4,457
204	Marchex Inc., Class B (a)	4,380
151	ValueClick, Inc. (a)	2,561
		11,398
	IT Services — 1.4%
184	Alliance Data Systems Corp. (a)	8,593
	Leisure Equipment & Products — 2.7%
279	MarineMax, Inc. (a)	9,366
147	SCP Pool Corp.	6,900
		16,266
	Machinery — 1.4%
135	Oshkosh Truck Corp.	8,424
	Media — 1.9%
124	Carmike Cinemas, Inc.	2,988
857	Lions Gate Entertainment Corp. (Canada) (a)	8,698
		11,686
	Metals & Mining — 1.9%
31	Allegheny Technologies, Inc.	1,909
227	Century Aluminum Co. (a)	9,618
		11,527
	Oil, Gas & Consumable Fuels — 4.7%
973	Brigham Exploration Co. (a)	8,522
213	Foundation Coal Holdings, Inc.	8,761
134	Newfield Exploration Co. (a)	5,629
256	Western Refining, Inc.	5,535
		28,447
	Pharmaceuticals — 3.0%
126	Adams Respiratory Therapeutics, Inc. (a)	5,023
115	AtheroGenics, Inc. (a)	1,871
197	AVANIR Pharmaceuticals, Class A (a)	2,874
423	Cypress Bioscience, Inc. (a)	2,663
149	Nastech Pharmaceutical Co., Inc. (a)	2,685
117	Theravance, Inc. (a)	3,272
		18,388
	Real Estate — 0.5%
217	Resource Capital Corp.	2,996
	Semiconductors & Semiconductor Equipment — 8.8%
88	ATMI, Inc. (a)	2,662
537	Cirrus Logic, Inc. (a)	4,553
183	Diodes, Inc. (a)	7,596
133	Formfactor, Inc. (a)	5,218
332	Integrated Device Technology, Inc. (a)	4,940
215	Microsemi Corp. (a)	6,254
188	Nextest Systems Corp. (a)	3,048
134	Portalplayer, Inc. (a)	2,987
135	Sirf Technology Holdings, Inc. (a)	4,766
216	Trident Microsystems, Inc. (a)	6,278
173	Varian Semiconductor Equipment Associates, Inc. (a)	4,859
		53,161
	Software — 7.0%
357	Epicor Software Corp. (a)	4,795
194	Hyperion Solutions Corp. (a)	6,324
62	Kronos, Inc. (a)	2,301
138	Progress Software Corp. (a)	4,019
177	Talx Corp.	5,036
296	VeriFone Holdings, Inc. (a)	8,958
113	Verint Systems, Inc. (a)	3,995
271	Witness Systems, Inc. (a)	6,871
		42,299
	Specialty Retail — 5.4%
285	Aaron Rents, Inc.	7,735
203	Charming Shoppes, Inc. (a)	3,018
129	Children’s Place Retail Stores, Inc. (The) (a)	7,495
108	DSW, Inc, Class A (a)	3,384
85	GameStop Corp., Class A (a)	3,998

Shares	Security Description	Value
	Specialty Retail — Continued
211	Too, Inc. (a)	7,263
		32,893
	Textiles, Apparel & Luxury Goods — 1.9%
49	Carter’s, Inc. (a)	3,327
61	Skechers U.S.A., Inc., Class A (a)	1,515
186	Volcom Inc. (a)	6,591
		11,433
	Transportation Infrastructure — 1.4%
179	American Commercial Lines, Inc. (a)	8,470
	Total Common Stocks (Cost $462,531)	604,840
	Short-Term Investment — 0.7%
	Investment Company — 0.7%
4,055	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $4,055)	4,055
Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — 29.7%
	Certificates of Deposit — 4.3%
4,998	Bank of New York, FRN, 4.72%, 05/02/08	4,998
9,698	Canadian Imperial Bank N.Y., FRN, 4.87%, 02/14/08	9,698
9,500	Credit Suisse First Boston NY, FRN, 4.90%, 10/17/06	9,500
8,999	Nordea Bank New York, FRN, 4.82%, 01/03/07	8,999
2,456	World Savings Bank FSB, FRN, 4.91%, 09/15/06	2,456
		35,651
	Corporate Notes — 15.2%
9,700	Bank of America, FRN, 4.81%, 11/07/06	9,700
5,000	Berkshire Hathaway Finance, FRN, 4.61%, 01/11/08	5,000
9,200	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	9,200
7150	Citigroup Global Markets Holding Inc., FRN, 4.95%, 04/07/06	7,150
2,197	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	2,197
8,500	Dorada Finance Inc., FRN, 4.87%, 01/14/08	8,500
5,000	General Electric Capitol Corp., FRN, 4.98%, 12/08/06	5,000
5,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	5,000
4,904	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	4,904
7,698	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	7,698
8,996	K2 (USA) LLC, FRN, 4.89%, 02/15/08	8,995
3,818	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	3,818
5,000	Wachovia Bank N.A, FRN, 4.80%, 10/02/06	5,000
		82,162
	Repurchase Agreements — 10.2%
15,431	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $15,437, collateralized by U.S. Government Agency Mortgages	15,431
12,500	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $12,505, collateralized by U.S. Government Agency Mortgages	12,500
19,000	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $19,008, collateralized by various equity and stock exchange securities	19,000
15,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $15,006, collateralized by U.S. Government Agency Mortgages	15,000
		61,931
	Total Investments of Cash Collateral for Securities on Loan (Cost $179,744)	179,744
	Total Investments — 130.5% (Cost $646,330)	788,639
	Liabilities in Excess of Other Assets — (30.5)%	(184,267)
	Net Assets — 100.0%	$604,372

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,615
Aggregate gross unrealized depreciation	(5,306)
Net unrealized appreciation/depreciation	$142,309
Federal income tax cost of investments	$646,330

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 0.5%
95	Kaman Corp.	2,380
50	Moog, Inc., Class A (a)	1,757
		4,137
	Airlines — 0.7%
243	Continental Airlines, Inc., Class B (a)	6,537
	Auto Components — 0.8%
37	Autoliv, Inc. (Sweden)	2,094
91	Modine Manufacturing Co.	2,670
86	TRW Automotive Holdings Corp. (a)	2,008
188	Visteon Corp. (a)	863
		7,635
	Biotechnology — 1.6%
27	Alexion Pharmaceuticals, Inc. (a)	963
38	Cubist Pharmaceuticals, Inc. (a)	861
44	GTx, Inc. (a)	481
126	Illumina, Inc. (a)	2,995
41	Lifecell Corp. (a)	916
21	Myogen, Inc. (a)	757
42	Nektar Therapeutics (a)	846
32	Progenics Pharmaceuticals, Inc. (a)	850
81	Renovis, Inc. (a)	1,718
13	United Therapeutics Corp. (a)	882
63	Vertex Pharmaceuticals, Inc. (a)	2,320
46	Viropharma, Inc. (a)	585
		14,174
	Building Products — 0.9%
97	Apogee Enterprises, Inc.	1,629
263	Griffon Corp. (a)	6,523
		8,152
	Capital Markets — 1.0%
77	A.G. Edwards, Inc.	3,814
104	Investment Technology Group, Inc. (a)	5,179
		8,993
	Chemicals — 3.2%
294	H.B. Fuller Co.	15,073
67	NL Industries, Inc.	711
86	Pioneer Cos., Inc. (a)	2,620
219	Sensient Technologies Corp.	3,944
139	Stepan Co.	4,105
42	UAP Holding Corp.	894
110	W.R. Grace & Co. (a)	1,463
		28,810
	Commercial Banks — 10.5%
55	1st Source Corp.	1,652
33	Amcore Financial, Inc.	1,053
45	BancFirst Corp.	1,962
134	Bank of Hawaii Corp.	7,144
17	Camden National Corp.	645
38	Capital Crossing Bank (a)	1,223
28	City Holding Co.	1,034
122	Commerce Bancshares, Inc.	6,326
72	Community Bank System, Inc.	1,617
14	Community Trust Bancorp, Inc.	458
144	Cullen/Frost Bankers, Inc.	7,713
7	Farmers Capital Bank Corp.	234
5	First Citizens BancShares, Inc., Class A	1,023
91	First Commonwealth Financial Corp.	1,331
24	First Community Bancshares, Inc.	761
13	First Financial Bankshares, Inc.	494
19	First Indiana Corp.	523
29	First State Bancorp, Inc.	776
225	FirstMerit Corp.	5,536
12	FNB Corp.	401
1	Fulton Financial Corp.	15
14	Great Southern Bancorp, Inc.	390
371	Greater Bay Bancorp	10,292
40	Heartland Financial USA, Inc.	949
27	Integra Bank Corp.	615
7	Lakeland Financial Corp.	346
75	Mercantile Bank Corp.	2,931
25	Mid-State Bancshares	733
19	Old National Bancorp	413
62	Pacific Capital Bancorp	2,091
17	Premierwest Bancorp	322
69	Provident Bankshares Corp.	2,526
11	Santander Bancorp	277
10	SCBT Financial Corp.	361
57	Simmons First National Corp., Class A	1,690
29	Southwest Bancorp, Inc.	643
10	Suffolk Bancorp	337
93	Susquehanna Bancshares, Inc.	2,402
16	Taylor Capital Group, Inc.	623
253	TCF Financial Corp.	6,522
7	Tompkins Trustco, Inc.	342
132	UMB Financial Corp.	9,291
79	Umpqua Holdings Corp.	2,257
3	United Security Bancshares	72

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Commercial Banks — Continued
16	Virginia Financial Group, Inc.	652
94	Washington Trust Bancorp, Inc.	2,641
128	Whitney Holding Corp.	4,546
		96,185
	Commercial Services & Supplies — 2.0%
84	Compx International, Inc.	1,361
23	Deluxe Corp.	589
103	G&K Services, Inc., Class A	4,390
82	Geo Group, Inc. (The) (a)	2,724
86	HNI Corp.	5,086
75	Jackson Hewitt Tax Service, Inc.	2,356
797	PRG-Schultz International, Inc. (a)	486
116	Spherion Corp. (a)	1,201
		18,193
	Communications Equipment — 1.4%
36	Bel Fuse, Inc., Class B	1,263
81	Black Box Corp.	3,887
79	CommScope, Inc. (a)	2,241
243	Inter-Tel, Inc.	5,212
		12,603
	Computers & Peripherals — 1.5%
387	Advanced Digital Information Corp. (a)	3,398
238	Electronics for Imaging, Inc. (a)	6,651
51	Imation Corp.	2,171
31	Intergraph Corp. (a)	1,271
		13,491
	Construction & Engineering — 3.1%
120	EMCOR Group, Inc. (a)	5,979
391	Quanta Services, Inc. (a)	6,259
233	Shaw Group, Inc. (The) (a)	7,083
162	Washington Group International, Inc.	9,269
		28,590
	Consumer Finance — 1.4%
319	AmeriCredit Corp. (a)	9,791
99	World Acceptance Corp. (a)	2,723
		12,514
	Containers & Packaging — 1.3%
51	Crown Holdings, Inc. (a)	910
314	Graphic Packaging Corp. (a)	650
45	Longview Fibre Co.	1,163
138	Myers Industries, Inc.	2,213
130	Silgan Holdings, Inc.	5,206
150	Smurfit-Stone Container Corp. (a)	2,039
		12,181
	Diversified Financial Services — 0.1%
34	Marlin Business Services, Inc. (a)	747
	Diversified Telecommunication Services — 1.7%
121	Arbinet-thexchange, Inc. (a)	888
51	CenturyTel, Inc.	1,999
90	Commonwealth Telephone Enterprises, Inc.	3,094
1,094	Level 3 Communications, Inc. (a)	5,669
52	North Pittsburgh Systems, Inc.	1,214
226	Talk America Holdings, Inc. (a)	1,929
75	Valor Communications Group, Inc.	984
		15,777
	Electric Utilities — 2.1%
370	CenterPoint Energy, Inc.	4,409
217	El Paso Electric Co. (a)	4,135
74	Idacorp, Inc.	2,413
368	Puget Energy, Inc.	7,784
		18,741
	Electrical Equipment — 0.4%
234	LSI Industries, Inc.	3,986
	Electronic Equipment & Instruments — 2.7%
127	Agilysis, Inc.	1,917
244	Cognex Corp.	7,217
159	Coherent, Inc. (a)	5,590
180	CTS Corp.	2,412
181	KEMET Corp. (a)	1,714
149	Park Electrochemical Corp.	4,393
78	Paxar Corp. (a)	1,525
		24,768
	Energy Equipment & Services — 1.6%
129	Helmerich & Payne, Inc.	9,014
40	Lufkin Industries, Inc.	2,223
101	Pride International, Inc. (a)	3,158
		14,395
	Food & Staples Retailing — 1.0%
56	Pantry, Inc. (The) (a)	3,519
106	Pathmark Stores, Inc. (a)	1,106
508	Rite Aid Corp. (a)	2,032
56	Weis Markets, Inc.	2,514
		9,171
	Food Products — 1.5%
470	Del Monte Foods Co.	5,568
56	Pilgrim’s Pride Corp.	1,220

Shares	Security Description	Value ($)
	Food Products — Continued
121	Ralcorp Holdings, Inc. (a)	4,608
1	Seaboard Corp.	2,232
		13,628
	Gas Utilities — 1.2%
280	Nicor, Inc.	11,093
	Health Care Equipment & Supplies — 1.6%
80	Analogic Corp.	5,263
50	Datascope Corp.	1,962
28	DJ Orthopedics, Inc. (a)	1,125
49	NMT Medical, Inc. (a)	791
174	Steris Corp.	4,282
29	Vital Signs, Inc.	1,604
		15,027
	Health Care Providers & Services — 2.4%
202	Alderwoods Group, Inc. (a)	3,621
126	Magellan Health Services, Inc. (a)	5,091
105	Manor Care, Inc.	4,666
155	Per-Se Technologies, Inc. (a)	4,138
242	Stewart Enterprises, Inc.	1,381
146	Trizetto Group (a)	2,570
		21,467
	Hotels, Restaurants & Leisure — 1.7%
152	Domino’s Pizza, Inc.	4,331
74	Dover Downs Gaming & Entertainment, Inc.	1,602
199	Jack in the Box, Inc. (a)	8,670
92	Luby’s, Inc. (a)	1,145
		15,748
	Household Durables — 1.9%
231	American Greetings Corp., Class A	4,988
79	Brookfield Homes Corp.	4,098
314	Furniture Brands International, Inc.	7,691
39	Kimball International, Inc., Class B	590
		17,367
	Industrial Conglomerates — 0.8%
102	Teleflex, Inc.	7,306
	Insurance — 4.1%
164	Alfa Corp.	2,816
68	AmerUs Group Co.	4,114
70	Clark, Inc.	830
106	Delphi Financial Group, Inc.	5,473
17	FBL Financial Group, Inc., Class A	575
184	Harleysville Group, Inc.	5,451
241	Horace Mann Educators Corp.	4,535
66	LandAmerica Financial Group, Inc.	4,444
55	ProAssurance Corp. (a)	2,881
74	Protective Life Corp.	3,676
47	Stancorp Financial Group, Inc.	2,543
		37,338
	Internet & Catalog Retail — 0.3%
71	Blair Corp.	2,924
	Internet Software & Services — 0.9%
65	Digital Insight Corp. (a)	2,355
276	SonicWALL, Inc. (a)	1,953
289	United Online, Inc.	3,721
		8,029
	IT Services — 2.0%
129	Acxiom Corp.	3,328
308	BISYS Group, Inc. (The) (a)	4,150
202	CSG Systems International, Inc. (a)	4,692
109	infoUSA, Inc. (a)	1,415
90	Intrado, Inc. (a)	2,336
175	Sykes Enterprises, Inc. (a)	2,483
		18,404
	Leisure Equipment & Products — 1.2%
103	Arctic Cat, Inc.	2,483
28	Escalade, Inc.	307
111	Hasbro, Inc.	2,344
219	Marvel Entertainment, Inc. (a)	4,402
50	Steinway Musical Instruments, Inc. (a)	1,602
		11,138
	Machinery — 5.1%
63	CIRCOR International, Inc.	1,840
45	Cummins, Inc.	4,750
224	Flowserve Corp. (a)	13,056
51	Lindsay Manufacturing Co.	1,371
146	Mueller Industries, Inc.	5,221
13	NACCO Industries, Inc., Class A	1,971
161	Stewart & Stevenson Services, Inc.	5,884
8	Tennant Co.	434
136	Terex Corp. (a)	10,785
38	Valmont Industries, Inc.	1,585
		46,897
	Marine — 0.1%
25	Alexander & Baldwin, Inc.	1,192
	Media — 1.6%
352	Belo Corp., Class A	6,992

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Media — Continued
120	John Wiley & Sons, Inc., Class A	4,553
149	Reader’s Digest Association, Inc. (The)	2,195
136	Sinclair Broadcast Group, Inc., Class A	1,106
		14,846
	Metals & Mining — 2.8%
139	Brush Engineered Materials, Inc. (a)	2,749
249	Century Aluminum Co. (a)	10,562
37	Quanex Corp.	2,485
148	Steel Dynamics, Inc.	8,402
112	USEC, Inc.	1,345
		25,543
	Multi-Utilities — 0.7%
77	Avista Corp.	1,590
44	NorthWestern Corp.	1,370
18	Oneok, Inc.	577
98	Vectren Corp.	2,583
		6,120
	Multiline Retail — 0.1%
29	Bon-Ton Stores, Inc. (The)	938
	Oil, Gas & Consumable Fuels — 2.9%
170	Forest Oil Corp. (a)	6,324
90	Holly Corp.	6,686
173	Houston Exploration Co. (a)	9,096
138	Mariner Energy, Inc. (a)	2,823
119	Meridian Resource Corp. (a)	484
17	Tesoro Corp.	1,182
		26,595
	Paper & Forest Products — 1.2%
69	Buckeye Technologies, Inc. (a)	620
297	Glatfelter	5,448
144	Neenah Paper, Inc.	4,699
		10,767
	Personal Products — 0.3%
274	Playtex Products, Inc. (a)	2,866
	Pharmaceuticals — 0.7%
110	Adolor Corp. (a)	2,606
59	Alpharma, Inc., Class A	1,572
90	Cypress Bioscience, Inc. (a)	565
83	King Pharmaceuticals, Inc. (a)	1,430
		6,173
	Real Estate — 10.7%
110	American Home Mortgage Investment Corp. REIT	3,446
118	Annaly Mortgage Management, Inc. REIT	1,431
275	Anworth Mortgage Asset Corp. REIT	2,165
117	Apartment Investment & Management Co. REIT	5,506
69	Bluegreen Corp. (a)	913
189	Boykin Lodging Co. REIT (a)	2,137
166	Brandywine Realty Trust REIT	5,259
112	Colonial Properties Trust REIT	5,610
196	Cousins Properties, Inc. REIT	6,536
353	Equity Inns, Inc. REIT	5,723
185	Home Properties, Inc. REIT	9,438
140	Innkeepers USA Trust REIT	2,375
18	Jones Lang LaSalle, Inc.	1,408
103	Kilroy Realty Corp. REIT	7,973
326	Lexington Corporate Properties Trust REIT	6,789
264	Luminent Mortgage Capital, Inc. REIT (m)	2,139
275	Meristar Hospitality Corp. REIT (a)	2,852
406	MFA Mortgage Investments, Inc. REIT	2,576
4	National Health Realty, Inc. REIT	84
8	Pennsylvania Real Estate Investment Trust REIT	365
153	Ramco-Gershenson Properties Trust REIT	4,631
124	Sunstone Hotel Investors, Inc. REIT	3,592
202	Taubman Centers, Inc. REIT	8,413
55	Universal Health Realty Income Trust REIT	1,991
397	Winston Hotels, Inc. REIT	4,515
		97,867
	Road & Rail — 1.0%
296	Laidlaw International, Inc.	8,057
24	SCS Transportation, Inc. (a)	707
		8,764
	Semiconductors & Semiconductor Equipment — 2.6%
161	Axcelis Technologies, Inc. (a)	941
500	Cirrus Logic, Inc. (a)	4,238
63	Cohu, Inc.	1,345
182	Exar Corp. (a)	2,598
133	Integrated Device Technology, Inc. (a)	1,970
399	Lattice Semiconductor Corp. (a)	2,655
154	Monolithic System Technology, Inc. (a)	1,361
254	Omnivision Technologies, Inc. (a)	7,656
173	Triquint Semiconductor, Inc. (a)	849
		23,613
	Software — 2.1%
118	Advent Software, Inc. (a)	3,365
34	Ansoft Corp. (a)	1,430
247	Atari, Inc. (a)	158
361	EPIQ Systems, Inc. (a)	6,866

Shares	Security Description	Value ($)
	Software — Continued
27	MicroStrategy, Inc. (a)	2,822
234	Parametric Technology Corp. (a)	3,817
27	Progress Software Corp. (a)	794
		19,252
	Specialty Retail — 2.3%
41	Barnes & Noble, Inc.	1,906
280	Borders Group, Inc.	7,057
261	CSK Auto Corp. (a)	3,613
358	Payless Shoesource, Inc. (a)	8,201
		20,777
	Textiles, Apparel & Luxury Goods — 1.7%
13	Kellwood Co.	411
96	Skechers U.S.A., Inc., Class A (a)	2,396
264	Stride Rite Corp.	3,818
203	Unifirst Corp.	6,744
26	Weyco Group, Inc.	578
112	Wilsons The Leather Experts (a)	437
22	Wolverine World Wide, Inc.	487
		14,871
	Thrifts & Mortgage Finance — 2.4%
281	Astoria Financial Corp.	8,712
41	Corus Bankshares, Inc.	2,419
147	Federal Agricultural Mortgage Corp., Class C	4,322
15	First Financial Holdings, Inc.	469
54	FirstFed Financial Corp. (a)	3,242
11	Horizon Financial Corp.	284
12	OceanFirst Financial Corp.	284
3	Provident Financial Holdings, Inc.	98
86	R&G Financial Corp., Class B	1,094
15	WSFS Financial Corp.	923
		21,847
	Trading Companies & Distributors — 0.4%
77	Applied Industrial Technologies, Inc.	3,421
1	Lawson Products, Inc.	28
		3,449
	Wireless Telecommunication Services — 0.6%
737	Dobson Communications Corp. (a)	5,908
	Total Common Stocks (Cost $681,609)	897,534
	Short-Term Investments — 2.0%
	Investment Company — 1.8%
16,709	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $16,709)	16,709
	U.S. Treasury Obligation — 0.2%
1,770	U.S. Treasury Notes 2.88%, 11/30/06 (k) (m) (n) (Cost $1,753)	1,747
	Total Short-Term Investments (Cost $18,462)	18,456
Principal Amount ($)
	Investments of Cash Collateral for Securities on Loan — -- 30.6%
	Certificates of Deposit — 5.5%
12,897	Canadian Imperial Bank, New York, FRN, 4.87%, 02/14/08	12,897
12,000	Natexis Banques Populaires, New York, FRN, 4.87%, 01/28/08	12,000
9,997	Sun Trust Bank, Atlanta, FRN, 4.81%, 06/28/07	9,997
12,500	Wells Fargo Bank, San Francisco, FRN, 4.80%, 12/01/06	12,500
2,534	World Savings Bank FSB, FRN, 4.91%, 09/15/06	2,534
		49,928
	Corporate Notes — 13.5%
2,000	Allstate Life Global Funding, FRN, 4.81%, 04/30/07	2,000
10,000	Bank of America, FRN, 4.81%, 11/07/06	10,000
5,000	Berkshire Hathaway Finance, FRN, 4.61%, 01/11/08	5,000
6,675	Beta Finance, Inc., FRN, 4.87%, 01/15/08	6,675
5,000	CC USA, Inc., FRN, 4.87%, 01/25/08	5,000
11,500	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	11,500
8,000	Citigroup Global Markets Holdings, Inc., FRN, 4.95%, 04/07/06	8,000
3,949	Citigroup Global Markets Holdings, Inc., FRN, 5.00%, 12/12/06	3,949
12,000	Dorada Finance Inc., FRN, 4.87%, 01/14/08	12,000
2,000	Fifth Third Bancorp, FRN, 4.78%, 04/30/07	2,000
11,515	General Electric Capital Corp., FRN, 4.93%, 05/12/06	11,515
5,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	5,000
3,548	Greenwich Capital Holdings, Inc., FRN, 5.24%, 07/09/07	3,548
1,520	HBOS Treasury Services plc, FRN, 4.68%, 04/30/07	1,520
2,499	K2 (USA) LLC, FRN, 4.89%, 02/15/08	2,499
760	MBIA Global Funding LLC, FRN, 4.92%, 01/26/07	760
5,000	Morgan Stanley, FRN, 5.06%, 04/02/07	5,000
10,004	Pricoa Global Funding I, FRN, 4.84%, 10/05/06	10,004
11,993	Sigma Finance, Inc., FRN, 4.89%, 02/27/08	11,993
5,000	Wachovia Bank N.A., FRN, 4.80%, 10/02/06	5,000

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Corporate Notes — Continued
		122,963
	Repurchase Agreements — 11.6%
35325	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $35,340, collateralized by U.S. Government Agency Mortgages.	35,325
25000	Barclays Capital, 4.91%,dated 03/31/06, due 04/03/06, repurchase price $25,010, collateralized by U.S. Government Agency Mortgages.	25,000
23200	Lehman Brothers, Inc., 5.00%,dated 03/31/06, due 04/03/06, repurchase price $23,210, collateralized by various equity securities.	23,200
22500	UBS Securities LLC, 4.89%,dated 03/31/06, due 04/03/06, repurchase price $22,509, collateralized by U.S. Government Agency Mortgages.	22,500
		106,025
	Total Investments of Cash Collateral for Securities Loan (Cost $278,916)	278,916
	Total Investments — 131.0% (Cost $978,987)	1,194,906
	Liabilities in Excess of Other Assets — (31.0)%	(283,021)
	Net Assets — 100.0%	$911,885

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
53	Russell 2000 Index	June, 2006	$20,453	$1,166

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233,064
Aggregate gross unrealized depreciation	(17,145)
Net unrealized appreciation/depreciation	$215,919
Federal income tax cost of investments	$978,987

JPMorgan Technology Fund

Schedule of Portfolio Investments

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 99.9%
	Common Stocks — 99.9%
	Aerospace & Defense — 1.0%
3	L-3 Communications Holdings, Inc.	257
	Commercial Services & Supplies — 1.0%
6	West Corp. (a)	246
	Communications Equipment — 15.8%
37	Cisco Systems, Inc. (a)	791
41	Corning, Inc. (a)	1,109
41	Motorola, Inc.	928
16	QUALCOMM, Inc.	784
11	Telefonaktiebolaget LM Ericsson ADR (Sweden) (a)	403
		4,015
	Computers & Peripherals — 17.6%
7	Apple Computer, Inc. (a)	452
52	EMC Corp. (a)	707
21	Hewlett-Packard Co.	691
7	Imation Corp.	305
5	Komag, Inc. (a)	248
10	NCR Corp. (a)	422
12	Network Appliance, Inc. (a)	443
15	Seagate Technology (Cayman Islands) (a)	392
162	Sun Microsystems, Inc. (a)	833
		4,493
	Electronic Equipment & Instruments — 6.1%
22	Agilent Technologies, Inc. (a)	834
9	Arrow Electronics, Inc. (a)	297
10	Jabil Circuit, Inc. (a)	411
		1,542
	Internet Software & Services — 10.1%
5	Bankrate, Inc. (a)	200
3	Google, Inc., Class A (a)	1,131
11	McAfee, Inc. (a)	256
10	United Online, Inc.	127
13	ValueClick, Inc. (a)	225
20	Yahoo!, Inc. (a)	639
		2,578
	IT Services — 4.4%
6	Automatic Data Processing, Inc.	260
5	CheckFree Corp. (a)	247
7	Fiserv, Inc. (a)	311
22	Sykes Enterprises, Inc. (a)	308
		1,126
	Leisure Equipment & Products — 1.7%
15	Eastman Kodak Co.	435
	Media — 1.0%
7	Rogers Communications, Inc., Class B (Canada)	256
	Office Electronics — 1.1%
18	Xerox Corp. (a)	277
	Semiconductors & Semiconductor Equipment — 18.6%
14	Broadcom Corp., Class A (a)	615
29	Cirrus Logic, Inc. (a)	247
5	Formfactor, Inc. (a)	189
11	Freescale Semiconductor, Inc., Class A (a)	295
16	Intel Corp.	306
5	KLA-Tencor Corp.	237
7	Lam Research Corp. (a)	288
8	Marvell Technology Group Ltd. (Bermuda) (a)	411
8	Microchip Technology, Inc.	305
21	Micron Technology, Inc. (a)	310
10	Nvidia Corp. (a)	590
9	Sirf Technology Holdings, Inc. (a)	304
20	Texas Instruments, Inc.	653
		4,750
	Software — 21.5%
18	Adobe Systems, Inc. (a) (m)	643
11	Amdocs Ltd. (United Kingdom) (a)	390
37	BEA Systems, Inc. (a)	479
37	CA, Inc.	993
10	Citrix Systems, Inc. (a)	390
65	Compuware Corp. (a)	505
8	Electronic Arts, Inc. (a)	460
18	Microsoft Corp.	498
16	Parametric Technology Corp. (a)	264
11	Red Hat, Inc. (a)	313
8	Salesforce.com, Inc. (a)	294
12	Sybase, Inc. (a)	253
		5,482
	Total Common Stocks (Cost $20,493)	25,457
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 9.8%
	Certificates of Deposit — 1.7%
100	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	100
175	Deutsche Bank, New York, FRN, 4.97%, 01/22/08	175
150	Societe Generale, New York, FRN, 4.77%, 06/20/07	150

Schedule of Portfolio Investments
(continued)

Shares	Security Description	Value
	Certificates of Deposit — Continued
		425
	Commercial Paper — 0.6%
148	Cedar Springs Capital Company LLC, FRN, 4.58%, 04/20/06	148
	Corporate Notes — 3.0%
100	American Express Credit Corp., FRN, 4.76%, 01/15/08	100
150	Bank of America, FRN, 4.81%, 11/07/06	150
100	Beta Finance, Inc., FRN, 4.94%, 03/15/07	100
75	Beta Finance, Inc., FRN, 4.87%, 01/15/08	75
150	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	150
100	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	100
100	Links Finance LLC, FRN, 4.92%, 10/06/06	100
		775
	Repurchase Agreements — 4.5%
367	Banc of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $367, collateralized by U.S. Government Agency Mortgages	367
300	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $300, collateralized by U.S. Government Agency Mortgages	300
300	Lehman Brothers, Inc., 5.00%, dated 03/31/06, due 04/03/06, repurchase price $301, collateralized by various equity securities	300
175	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $175, collateralized by U.S. Government Agency Mortgages	175
		1,142
	Total Investments of Cash Collateral for Securities Loaned (Cost $2,490)	2,490
	Total Investments — 109.7% (Cost $22,983)	27,947
	Liabilities in Excess of Other Assets — (9.7)%	(2,470)
	Net Assets — 100.0%	$25,477

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,045
Aggregate gross unrealized depreciation	(81)
Net unrealized appreciation/depreciation	$4,964
Federal income tax cost of investments	$22,983

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006